    As filed with the Securities and Exchange Commission on December 26, 2000
                           Registration No. 333-49224
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ---------------------
                                   FORM N-14

                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [_]

                             Pre-Effective Amendment No. 2                  [X]

                           Post-Effective Amendment No. ___                 [_]

                       (Check appropriate box or boxes)
                            ________________________

               Exact Name of Registrant as Specified in Charter:

                            WELLS FARGO FUNDS TRUST

                 Area Code and Telephone Number: (800) 552-9612

          Address of Principal Executive Offices, including Zip Code:
                               525 Market Street
                        San Francisco, California 94163
                           __________________________

                     Name and Address of Agent for Service:

                                C. David Messman
                           c/o Wells Fargo Bank, N.A.
                          633 Folsom Street, 7th Floor
                      San Francisco, California 94107-3600

                                With copies to:

                            Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                            Morrison & Foerster LLP
                    2000 Pennsylvania Ave., N.W., Suite 5500
                            Washington, D.C.  20006
                           __________________________

          No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall become shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                            WELLS FARGO FUNDS TRUST
                             CROSS-REFERENCE SHEET

                          Items Required by Form N-14
                          ---------------------------

Letter to Shareholders -- Incorporated by reference to Registration Statement of
-----------------------
Wells Fargo Funds Trust on Form N-14, filed on November 3, 2000 (File No. 333-49224).

Notice of Special Meeting -- Incorporated by reference to Registration Statement
-------------------------
of Wells Fargo Funds Trust on Form N-14, filed on November 3, 2000 (File No. 333-49224).

PART A -- Incorporated by reference to Registration Statement of Wells Fargo
------
Funds Trust on Form N-14, filed on November 3, 2000 (File No. 333-49224).

PART B -- Filed herewith.
-------

PART C -- Filed herewith.

THE FOLLOWING ITEMS ARE INCORPORATED BY REFERENCE:

(A) From Post-Effective Amendment No. 9 of Wells Fargo Funds Trust, filed February 1, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated February 1, 2000, as supplemented on September 29, 2000, describing the Wells Fargo Growth Fund.

(B) From Post-Effective Amendment No. 9 of Wells Fargo Funds Trust, filed February 1, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated February 1, 2000, describing the Wells Fargo Asset Allocation Fund.

(C) From Post-Effective Amendment No. 17 of Wells Fargo Funds Trust, filed November 1, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated November 1, 2000, describing the Wells Fargo National Tax-Free Fund.

(D) From Post-Effective Amendment No. 15 of Wells Fargo Funds Trust, filed October 2, 2000 (SEC File No. 333-74295; 811-9253): the Prospectuses and Statement of Additional Information dated October 1, 2000, describing the Wells Fargo Income Fund and the Wells Fargo Stable Income Fund.

(E) The audited financial statements and related independent auditors' reports for the Wells Fargo Growth Fund, contained in the Annual Reports for the fiscal year ended September 30, 2000, as filed with the SEC on November 30, 2000.

(F) The audited financial statements and related independent auditors' reports for the Wells Fargo Asset Allocation Fund, contained in the Annual Reports for the fiscal year ended September 30, 2000, as filed with the SEC on November 30, 2000.

(G) The audited financial statements and related independent auditors' reports for the Wells Fargo National Tax-Free Fund, contained in the Annual Reports for the fiscal year ended June 30, 2000, as filed with the SEC on August 29, 2000.

(H) The audited financial statements and related independent auditors' reports for the Wells Fargo Income Fund and Wells Fargo Stable Income Fund, contained in the Annual Reports for the fiscal year ended May 31, 2000, as filed with the SEC on August 2, 2000.

(I) From Post-Effective Amendment No. 17 of The Achievement Funds Trust, filed May 30, 2000 (SEC File No. 333-26205; 811-5712): the Prospectus and
     Statement of Additional Information dated June 1, 2000, describing the Funds of the Achievement Funds Trust.

(J) The audited financial statements and related independent auditors' reports for the Funds of The Achievement Funds Trust, contained in the Annual Reports for the fiscal year ended January 31, 2000, as filed with the SEC on March 28, 2000.

                                EXPLANATORY NOTE

     This Pre-Effective Amendment Number 2 to the Registration Statement of Wells Fargo Funds Trust (the "Trust") on Form N-14 hereby incorporates Part A and portions of Part C of the Registration Statement by reference to the Trust's Registration Statement on Form N-14, filed November 3, 2000, and by reference to the Trust's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed December 6, 2000. This Pre-Effective Amendment Number 2 is being filed to revise the pro forma financial statements in Part B.

                                    PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                               December 20, 2000

                          THE ACHIEVEMENT FUNDS TRUST
                           ONE FREEDOM VALLEY DRIVE
                           OAKS, PENNSYLVANIA  19456

                    February 8, 2001 Special Meeting of the
                  Shareholders of the Achievement Funds Trust

     This Statement of Additional Information or SAI is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated December 20, 2000, for the Special Meeting of Shareholders of the Achievement Funds
Trust to be held on February 8, 2001. The Proxy Statement/Prospectus may be obtained without charge by calling 1-800-522-9612 or writing to Wells Fargo Funds Trust, P.O. Box 7066, San Francisco, CA 94120-7066. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

 Incorporation of Documents by Reference in Statement of Additional Information

     This SAI consists of this cover page and the following described items, which are hereby incorporated by reference:

     (1) The SAI for the Wells Fargo Growth Fund, dated February 1, 2000, the SAI for the Wells Fargo Asset Allocation Fund, dated February 1, 2000, the SAI for the Wells Fargo National Tax-Free Fund, dated November 1, 2000, and the SAI for the Wells Fargo Income and Wells Fargo Stable Income Funds, dated October 1, 2000.

     (2)  The SAI for the Achievement Funds dated June 1, 2000.

     (3) Report of Independent Auditors and audited annual report financial statements of the Achievement Funds as of January 31, 2000.

     (4) Unaudited semi-annual report financial statements of the Achievement Funds dated as of July 31, 2000.

     (5) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Growth Fund as of September 30, 2000.

     (6) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Asset Allocation Fund as of September 30, 2000.

     (7) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo National Tax-Free Fund as of June 30, 2000.

     (8) Report of Independent Auditors and audited annual report financial statements of the Wells Fargo Income and Wells Fargo Stable Income Funds as of May 31, 2000.

     (9) Unaudited pro forma combined financial information: (a) as of September 30, 2000 for the Wells Fargo Growth Fund/Achievement Equity Fund Reorganization and the Wells Fargo Asset Allocation Fund/Achievement Balanced Fund Reorganization; (b) as of June 30, 2000 for the Wells Fargo National Tax-Free Fund/Achievement Municipal Bond Fund/Achievement Idaho Municipal Bond Fund Reorganization; and (c) as of May 31, 2000 for the Wells Fargo Income Fund/Achievement Intermediate Term Bond Fund Reorganization and the Wells Fargo Stable Income Fund/Achievement Short Term Bond Fund Reorganization. The pro forma financial statements give effect to the Reorganization as if it had occurred for the periods presented.

                               Table of Contents


General Information............................................   B-4
Pro-Forma Financial Statements and Schedules...................   B-5
Notes to Pro Forma Financial Statements........................   B-20

General Information

          This SAI relates to the reorganization of the six funds of The Achievement Funds Trust listed below, which we refer to as the Achievement Funds, with the five funds of Wells Fargo Funds Trust listed below, which we refer to as the Wells Fargo Funds.

====================================================================================
       Achievement Funds                               Wells Fargo Funds
------------------------------------------------------------------------------------
          Equity Fund                                     Growth Fund
------------------------------------------------------------------------------------
         Balanced Fund                               Asset Allocation Fund
------------------------------------------------------------------------------------
      Municipal Bond Fund                           National Tax-Free Fund
------------------------------------------------------------------------------------
   Idaho Municipal Bond Fund                        National Tax-Free Fund
------------------------------------------------------------------------------------
  Intermediate Term Bond Fund                             Income Fund
------------------------------------------------------------------------------------
      Short Term Bond Fund                            Stable Income Fund
------------------------------------------------------------------------------------

     The reorganization of each Achievement Fund will involve the following three steps:

 .    the transfer of the assets and liabilities of the Achievement Fund to its corresponding Wells Fargo Fund in exchange for shares of the same class of the Wells Fargo Fund having equivalent value to the net assets transferred;

 .    the pro rata distribution of the same class of shares of the Wells Fargo
     Fund to the shareholders of record of the Achievement Fund as of the effective date of the reorganization in full redemption of all shares of the Achievement Fund; and

 .    the liquidation and termination of the Achievement Funds.

     As a result of the reorganization, shareholders of each Achievement Fund will hold shares of the same class of the corresponding Wells Fargo Fund having the same total value as the shares of the Achievement Fund that they held immediately before the reorganization. If a majority of the shares of one of the Achievement Funds does not approve the reorganization, that Fund will not participate in the reorganization. In such a case, the Achievement Fund will continue its operations beyond the date of the reorganization and its Trustees will consider what further action is appropriate.

     For further information about the transaction, see the Proxy
Statement/Prospectus.

WELLS FARGO FUNDS - GROWTH FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2000 (Unaudited)
($000's)

                                                                                                             WF Growth Fund
                                                        Wells Fargo Growth    Achievement     Pro Forma        Pro Forma
                                                               Fund           Equity Fund    Adjustments        Combined
                                                        ------------------    -----------    -----------     --------------
ASSETS
Investments:
    In securities, at market value (see cost below)           $434,726           $314,424                         $749,150
    Cash                                                            11                  0                               11
    Collateral for securities loaned                            71,402                  0                           71,402
Receivables:
    Dividends, interest, other receivables                         168                197                              365
    Fund shares sold                                               957                  4                              961
    Investment securities sold                                     584                  0                              584
Prepaid expenses and other assets                                   60                 76                              136
Total Assets                                                   507,908            314,701                          822,609
LIABILITIES
Payables:
    Securities loaned                                           71,402                  0                           71,402
    Investment securities purchased                                912                  0                              912
    Fund shares redeemed                                         1,594                 77                            1,671
    Due to distributor                                             212                  0                              212
    Due to advisor and affiliates                                  323                  0                              323
    Other                                                          432                330                              762
Total Liabilities                                               74,875                407                           75,282
TOTAL NET ASSETS                                              $433,033           $314,294                         $747,327

Net assets consist of:
    Paid-in capital                                           $229,372           $186,817         (112) (1)       $416,077
    Undistributed net investment income (loss)                  (1,723)              (112)         112  (1)         (1,723)
    Undistributed net realized gain (loss)
      on investments                                            92,349             25,171                          117,520
    Net unrealized appreciation (depreciation)
      of investments                                           113,035            102,418                          215,453
TOTAL NET ASSETS                                              $433,033           $314,294                         $747,327

COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE PER SHARE
Net assets - Class A                                          $311,038           $ 12,424                         $323,462
Shares outstanding - Class A                                    13,632                644          (99) (2)         14,177
Net asset value per share - Class A                           $  22.82           $  19.30                         $  22.82
Maximum offering price per share - Class A                    $  24.21           $  20.21                         $  24.21
Net assets - Class B                                          $ 69,434           $  2,770                         $ 72,204
Shares outstanding - Class B                                     4,349                146           28  (2)          4,523
Net asset value and offering price per
   share - Class B                                            $  15.96           $  18.93                         $  15.96
Net assets - Institutional Class                              $ 52,561           $299,100                         $351,661
Shares outstanding - Institutional Class                         1,961             15,409       (4,250) (2)         13,120
Net asset value and offering price per
   share - Institutional Class                                $  26.80           $  19.41                         $  26.80

INVESTMENTS AT COST                                           $321,691           $212,006                         $533,697
---------------------------------------------------------------------------------------------------------------------------

(1) To reclass to paid-in capital the accumulated net investment loss of the Achievement Equity Fund, because it cannot be carried over to the Wells Fargo Growth Fund.
(2) Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - GROWTH FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000 (Unaudited)
($000's)

                                                                                                         WF Growth Fund
                                                   Wells Fargo Growth    Achievement     Pro Forma         Pro Forma
                                                          Fund           Equity Fund    Adjustments         Combined
                                                   ------------------    -----------    -----------      --------------
INVESTMENT INCOME
  Dividends                                             $  3,608           $  2,242                          $  5,850
  Interest                                                   506                396                               902
  Securities lending income                                  114                  0                               114
Total Investment Income                                    4,228              2,638                             6,866

EXPENSES
  Advisory fees                                            3,372              2,322             138  (1)        5,832
  Administration fees                                        698                628            (160) (1)        1,166
  Custody fees                                                92                 18              46  (1)          156
  Shareholder servicing fees                               1,043                  0           1,769  (1)        2,812
  Portfolio accounting fees                                   83                 13             (84) (1)           12
  Transfer agency fees                                       826                 41             518  (1)        1,385
  Distribution fees                                          537                 63   *         (39) (1)          561
  Legal and audit fees                                        70                 51             (34) (1)           87
  Registration fees                                           63                 81             (38) (1)          106
  Directors' fees                                              5                 19             (19) (1)            5
  Shareholder reports                                        102                 40              29  (1)          171
 OrganizatIon Costs                                            -                 11               0  (1)           11
  Other                                                       45                  -              30  (1)           75
Total Expenses                                             6,936              3,287      -    2,156            12,379
Less:
      Waived fees and reimbursed expenses fees            (1,256)              (404)         (1,876) (1)       (3,536)
Net expenses                                               5,680              2,883             280             8,843
NET INVESTMENT INCOME (LOSS)                              (1,452)              (245)           (280)           (1,977)

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments         93,818             32,215                           126,033
  Net change in unrealized appreciation
      or depreciation of investments                     (28,752)            21,939                            (6,813)
Net Gain (Loss) on Investments                            65,066             54,154                           119,220
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                              $ 63,614           $ 53,909            (280)         $117,243
-----------------------------------------------------------------------------------------------------------------------

*   Includes shareholder servicing fees
(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - GROWTH FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of September 30, 2000 (Unaudited)(Note 1)


                Shares                   Security Name                                            Market Value (000's)
---------------------------------------                                                   ----------------------------------------
                              WF Growth                                                                                  WF Growth
                                Fund                                                                                       Fund
WF Growth     Achievement     Pro Forma                                                                     Achievement  Pro Forma
     Fund    Equity Fund       Combined  COMMON STOCK                                     WF Growth Fund   Equity Fund    Combined
                                         AMUSEMENT & RECREATION SERVICES
   93,500    $          0        93,500  Walt Disney Company                              $      3,576     $        0    $   3,576


                                         APPAREL & ACCESSORY STORES
   58,200               0        58,200  Kohl's Corporation                                      3,357              0        3,357


                                         BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
                                         MOBILE HOME DEALERS
   82,500         170,000       252,500  Home Depot Incorporated                                 4,378          9,021       13,399
   43,400               0        43,400  Lowe's Companies Incorporated                           1,948              0        1,948
                                                                                          ----------------------------------------
                                                                                                 6,326          9,021       15,347

                                         BUSINESS SERVICES
   82,258                        82,258  America Online Incorporated                             4,421                       4,421
   52,500               0        52,500  Commerce One Incorporated                               4,121              0        4,121
   66,500               0        66,500  Interpublic Group of Companies Incorporated             2,265              0        2,265
  202,669         150,000       352,669  Microsoft Corporation                                  12,211          9,047       21,258
  108,500         150,000       258,500  Oracle Corporation                                      8,544         11,812       20,356
   58,304         100,000       158,304  Sun Microsystems Incorporated                           6,807         11,674       18,481
   15,000               0        15,000  TIBCO Software Incorporated                             1,266              0        1,266
   39,575               0        39,575  VERITAS Software Corporation                            5,620              0        5,620
                                                                                          ----------------------------------------
                                                                                                45,255         32,533       77,788

                                         CHEMICALS & ALLIED PRODUCTS
   64,127         100,000       164,127  Abbott Laboratories                                     3,050          4,756        7,806
   59,400               0        59,400  Clorox Company                                          2,350              0        2,350
  103,000               0       103,000  Colgate-Palmolive Company                               4,862              0        4,862
   37,711               0        37,711  Eli Lilly & Company                                     3,059              0        3,059
   13,000               0        13,000  Genentech Incorporated                                  2,414              0        2,414
   59,076               0        59,076  Gillette Company                                        1,824              0        1,824
   48,425          45,000        93,425  Johnson & Johnson                                       4,549          4,227        8,776
   72,152          90,000       162,152  Merck & Company Incorporated                            5,371          6,699       12,070
  231,751         200,000       431,751  Pfizer Incorporated                                    10,414          8,988       19,402
   24,500         131,000       155,500  Pharmacia Corporation                                   1,475          7,885        9,360
   50,500               0        50,500  Praxair Incorporated                                    1,887              0        1,887
   38,244               0        38,244  Procter & Gamble Company                                2,562              0        2,562
   52,725         130,000       182,725  Schering-Plough Corporation                             2,452          6,045        8,497
        0         100,000       100,000  Amgen Incorporated                                          0          6,983        6,983
        0          60,000        60,000  Guidant Corporation                                         0          4,241        4,241
                                                                                          ----------------------------------------
                                                                                                46,269         49,824       96,093

                                         COMMUNICATIONS
   88,500               0        88,500  360networks Incorporated                                1,737              0        1,737
   57,200               0        57,200  Clear Channel Communications Incorporated               3,232              0        3,232
   42,500               0        42,500  Nextel Communications Incorporated                      1,987              0        1,987
   75,500               0        75,500  NEXTLINK Communications Incorporated                    2,657              0        2,657
   56,000         200,000       256,000  Qwest Communications International Incorporated +       2,692          9,612       12,304
  141,204               0       141,204  SBC Communications Incorporated                         7,060              0        7,060
  110,500         300,000       410,500  WorldCom Incorporated                                   3,356          9,112       12,468
                                                                                          ----------------------------------------
                                                                                                22,721         18,724       41,445

                                         DEPOSITORY INSTITUTIONS
   77,751         150,000       227,751  Chase Manhattan Corporation                             3,591          6,928       10,519
  276,132         133,333       409,465  Citigroup Incorporated                                 14,928          7,208       22,136
   28,750               0        28,750  Fifth Third Bancorp                                     1,549              0        1,549
   25,000               0        25,000  Golden West Financial Corporation                       1,341              0        1,341
   24,650               0        24,650  State Street Corporation                                3,205              0        3,205
        0         100,000       100,000  Wells Fargo                                                 0          4,594        4,594
                                                                                          ----------------------------------------
                                                                                                24,614         18,730       43,344

                                         EATING & DRINKING PLACES
   66,864               0        66,864  McDonald's Corporation                                  2,018              0        2,018


                                         ELECTRIC, GAS & SANITARY SERVICES
  182,600               0       182,600  AES Corporation                                        12,508              0       12,508
   29,000               0        29,000  Southern Energy Incorporated                              910              0          910
   47,830               0        47,830  Williams Companies Incorporated                         2,021              0        2,021
                                                                                          ----------------------------------------
                                                                                                15,439              0       15,439

                                         ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                                         COMPONENTS, EXCEPT COMPUTER EQUIPMENT
   40,900               0        40,900  Celestica Incorporated                                  2,832              0        2,832
  390,726         300,000       690,726  General Electric Company                               22,540         17,305       39,845
  250,032         200,000       450,032  Intel Corporation                                      10,408          8,313       18,721
   77,800         120,000       197,800  JDS Uniphase Corporation                                7,367         11,363       18,730
   24,000               0        24,000  Micron Technology Incorporated                          1,104              0        1,104
   34,300               0        34,300  Network Appliance Incorporated                          4,369              0        4,369
  219,372         140,000       359,372  Nortel Networks Corporation                            13,066          8,339       21,405
   15,500               0        15,500  PMC-Sierra Incorporated                                 3,336              0        3,336
   32,100               0        32,100  Sanmina Corporation                                     3,005              0        3,005
   64,488               0        64,488  Texas Instruments Incorporated                          3,043              0        3,043
   32,000               0        32,000  TyCom Limited                                           1,228              0        1,228
        0          80,000        80,000  Analog Devices Incorporated                                 0          6,605        6,605
                                                                                          ----------------------------------------
                                                                                                72,298         51,925      124,223

                                         ENGINEERING, ACCOUNTING, RESEARCH,
                                         MANAGEMENT & RELATED SERVICES
   53,600               0        53,600  Halliburton Company                                     2,623              0        2,623


                                         FOOD & KINDRED PRODUCTS
   72,800               0        72,800  Anheuser-Busch Companies Incorporated                   3,080              0        3,080
  119,020               0       119,020  Coca-Cola Company                                       6,561              0        6,561
   77,600         120,000       197,600  PepsiCo Incorporated                                    3,570          5,520        9,090
                                                                                          ----------------------------------------
                                                                                                13,211          5,520       18,731

                                         GENERAL MERCHANDISE STORES
  249,040         200,000       449,040  Target Corporation                                      6,382          5,125       11,507
  173,104         180,000       353,104  Wal-Mart Stores Incorporated                            8,331          8,663       16,994
                                                                                          ----------------------------------------
                                                                                                14,713         13,788       28,501

                                         INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                                         EQUIPMENT
  351,960         150,000       501,960  Cisco Systems Incorporated                             19,446          8,288       27,734
  138,236               0       138,236  EMC Corporation                                        13,703              0       13,703
   43,076          40,000        83,076  Hewlett-Packard Company                                 4,178          3,880        8,058
   71,482          80,000       151,482  IBM Corporation                                         8,042          9,000       17,042
   36,000               0        36,000  Palm Incorporated                                       1,906              0        1,906
        0         120,000       120,000  Dell Computer Corporation                                   0          3,698        3,698
                                                                                          ----------------------------------------
                                                                                                47,275         24,866       72,141

                                         INSURANCE AGENTS, BROKERS & SERVICE
   18,800               0        18,800  Marsh & McLennan Companies Incorporated                 2,496              0        2,496


                                         INSURANCE CARRIERS
  141,031         120,000       261,031  American International Group Incorporated              13,495         11,483       24,978
   54,000               0        54,000  AXA Financial Incorporated                              2,751              0        2,751
   35,000               0        35,000  St. Paul Companies Incorporated                         1,726              0        1,726
                                                                                          ----------------------------------------
                                                                                                17,972         11,483       29,455

                                         MEASURING, ANALYZING, & CONTROLLING
                                         INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL
                                         GOODS
   44,069               0        44,069  Baxter International Incorporated                       3,517              0        3,517
   37,488               0        37,488  Danaher Corporation                                     1,865              0        1,865
   19,402               0        19,402  Medtronic Incorporated                                  1,005              0        1,005
        0          15,256        15,256  Agilent Technologies                                        0            747          747
                                                                                          ----------------------------------------
                                                                                                 6,387            747        7,134

                                         MISCELLANEOUS MANUFACTURING INDUSTRIES
  118,900         150,000       268,900  Tyco International Limited                              6,168          7,781       13,949


                                         MISCELLANEOUS RETAIL
   61,800               0        61,800  Bed Bath & Beyond Incorporated                          1,507              0        1,507
   36,000               0        36,000  Dollar Tree Stores Incorporated                         1,460              0        1,460
                                                                                          ----------------------------------------
                                                                                                 2,967              0        2,967

                                         MOTION PICTURES
   41,000               0        41,000  Time Warner Incorporated                                3,208              0        3,208


                                         NONDEPOSITORY CREDIT INSTITUTIONS
   94,750               0        94,750  Federal National Mortgage Association                   6,775              0        6,775
  106,140               0       106,140  Household International Incorporated                    6,010              0        6,010
                                                                                          ----------------------------------------
                                                                                                12,785              0       12,785

                                         OIL & GAS EXTRACTION
   83,000               0        83,000  Diamond Offshore Drilling Incorporated                  3,403              0        3,403
   29,000               0        29,000  Enron Corporation                                       2,541              0        2,541
   35,669               0        35,669  Transocean Sedco Forex Incorporated                     2,091              0        2,091
                                                                                          ----------------------------------------
                                                                                                 8,035              0        8,035

                                         PAPER & ALLIED PRODUCTS
   44,600               0        44,600  International Paper Company                             1,279              0        1,279
   18,800         100,000       118,800  Kimberly-Clark Corporation                              1,049          5,581        6,630
                                                                                          ----------------------------------------
                                                                                                 2,328          5,581        7,909

                                         PETROLEUM REFINING & RELATED INDUSTRIES
   36,773               0        36,773  Chevron Corporation                                     3,135              0        3,135
   34,100               0        34,100  Coastal Corporation                                     2,528              0        2,528
  113,952         100,000       213,952  Exxon Mobil Corporation                                10,156          8,913       19,069
   70,216               0        70,216  Royal Dutch Petroleum Company NY Shares ADR             4,208              0        4,208
        0          85,000        85,000  Texaco Incorporated                                         0          4,463        4,463
                                                                                          ----------------------------------------
                                                                                                20,027         13,376       33,403

                                         PRIMARY METAL INDUSTRIES
  107,764               0       107,764  Alcoa Incorporated                                      2,728              0        2,728


                                         PRINTING, PUBLISHING & ALLIED INDUSTRIES
   35,196         100,000       135,196  Viacom Incorporated Class B                             2,059          5,850        7,909
        0         100,000       100,000  McGraw-Hill                                                 0          6,356        6,356
                                                                                          ----------------------------------------
                                                                                                 2,059         12,206       14,265

                                         SECURITY & COMMODITY BROKERS, DEALERS,
                                         EXCHANGES & SERVICES
   25,500               0        25,500  Franklin Resources Incorporated                         1,133              0        1,133
   22,000               0        22,000  Goldman Sachs Group Incorporated                        2,507              0        2,507
   45,600               0        45,600  Merrill Lynch & Company Incorporated                    3,010              0        3,010
   52,116         100,000       152,116  Morgan Stanley Dean Witter & Company                    4,765          9,143       13,908
        0         105,000       105,000  American Express Company                                    0          6,379        6,379
        0         170,000       170,000  Capital One Financial Corporation                           0         11,911       11,911
                                                                                          ----------------------------------------
                                                                                                11,415         27,433       38,848

                                         STONE, CLAY, GLASS & CONCRETE PRODUCTS
   27,500               0        27,500  Corning Incorporated                                    8,167              0        8,167


                                         TRANSPORTATION EQUIPMENT
   41,600               0        41,600  United Technologies Corporation                         2,881              0        2,881

                                         TOTAL COMMON STOCK                                    429,318        303,538      732,856



           PRINCIPAL (000's)
---------------------------------------
                                         SHORT-TERM INSTRUMENTS
                                         Goldman Sachs Repurchase Agreement - 102%
    5,408               0         5,408  Collateralized by U.S. Government Securities            5,408              0        5,408
        0           6,645         6,645  SEI Daily Income Trust Money Market Portfolio               0          6,645        6,645
        0           4,241         4,241  SEI Daily Income Trust Prime Obligation Portfolio           0          4,241        4,241
                                                                                          ----------------------------------------
                                                                                                 5,408         10,886       16,294

                                         TOTAL INVESTMENTS, AT MARKET VALUE                   $434,726       $314,424     $749,150

                                         TOTAL INVESTMENTS, AT COST                           $321,691       $212,006     $533,697

(1) It is not expected that any of the securities will have to be sold as a result of the merger.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - ASSET ALLOCATION FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2000  (Unaudited)
($000's)

                                                                                                           WF Asset
                                                                                                        Allocation Fund
                                             Wells Fargo Asset     Achievement        Pro Forma            Pro Forma
                                              Allocation Fund     Balanced Fund      Adjustments           Combined
                                            ------------------   ---------------   --------------      ------------------
ASSETS
Investments:
     In securities, at market value
       (see cost below)                            $1,889,506         $ 211,609                              $ 2,101,115
     Cash                                                   5                83                                       88
Receivables:
     Dividends, interest, other receivables             9,920             1,138                                   11,058
     Fund shares sold                                   3,522                 0                                    3,522
     Investment securities sold                            14                 0                                       14
Prepaid expenses and other assets                          27                17                                       44
Total Assets                                        1,902,994           212,847                                2,115,841
LIABILITIES
Payables:
     Investment securities purchased                        0                 0                                        -
     Fund shares redeemed                               2,059                18                                    2,077
     Due to distributor                                 1,325                 0                                    1,325
     Due to advisor and affiliates                      1,360                 0                                    1,360
     Other                                                634               286                                      920
Total Liabilities                                       5,378               304                                    5,682
TOTAL NET ASSETS                                   $1,897,616         $ 212,543                              $ 2,110,159

Net assets consist of:
     Paid-in capital                               $1,497,207         $ 151,013                              $ 1,648,220
     Undistributed net investment income (loss)           619               275                                      894
     Undistributed net realized gain (loss)
        on investments                                123,223            12,101                                  135,324
     Net unrealized appreciation
        (depreciation) of investments                 276,567            49,154                                  325,721
TOTAL NET ASSETS                                   $1,897,616         $ 212,543                              $ 2,110,159

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE

Net assets - Class A                               $1,266,357           $ 3,352                              $ 1,269,709
Shares outstanding - Class A                           51,975               231               (93) (1)            52,113
Net asset value per share - Class A                $    24.36           $ 14.52                              $     24.36
Maximum offering price per share - Class A         $    25.85           $ 15.20                              $     25.85
Net assets - Class B                               $  577,526           $ 1,940                              $   579,466
Shares outstanding - Class B                           39,088               134                (3) (1)            39,219
Net asset value and offering price per
     share - Class B                               $    14.78           $ 14.49                              $     14.78
Net assets - Class C                               $   32,911               $ -                              $    32,911
Shares outstanding - Class C                            2,221               $ -                                    2,221
Net asset value and offering price per
     share - Class C                               $    14.82               $ -                                  $ 14.82
Net assets - Institutional Class                   $   20,822         $ 207,251                                $ 228,073
Shares outstanding - Institutional Class                  854            14,255            (5,752) (1)             9,357
Net asset value and offering price per
     share - Institutional Class                   $    24.37           $ 14.54                                  $ 24.37

INVESTMENTS AT COST                                $1,612,896         $ 162,455                              $ 1,775,351
------------------------------------------------------------------------------------------------------------------------

(1) Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - ASSET ALLOCATION FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended September 30, 2000 (Unaudited)
($000's)

                                                                                                            WF Asset
                                                                                                          Allocation Fund
                                               Wells Fargo Asset      Achievement          Pro Forma        Pro Forma
                                                Allocation Fund      Balanced Fund        Adjustments       Combined
                                              -------------------  ----------------    ----------------  ------------------
INVESTMENT INCOME
  Dividends                                        $  13,563           $ 1,166                              $ 14,729
  Interest                                            47,883             4,615                                52,498
Total Investment Income                               61,446             5,781                                67,227

EXPENSES
  Advisory fees                                       14,567             1,628               970  (1)         17,165
  Administration fees                                  2,895               440              (116) (1)          3,219
  Custody fees                                             0                15               (15) (1)              0
  Shareholder servicing fees                           2,289                 0              (381) (1)          1,908
  Portfolio accounting fees                              191                 9               (28) (1)            172
  Transfer agency fees                                 2,336                63               204  (1)          2,603
  Distribution fees                                    4,307                30  *             (3) (1)          4,334
  Legal and audit fees                                   123                54               (23) (1)            154
  Registration fees                                       92                75               (64) (1)            103
  Directors' fees                                          5                15               (15) (1)              5
  Shareholder reports                                    235                31                (4) (1)            262
  Organization costs                                       0                11                 0                  11
  Other                                                  268                 2                29  (1)            299
Total Expenses                                        27,308             2,373               554              30,235
Less:
   Waived fees and reimbursed expenses fees           (3,915)             (362)             (358) (1)         (4,635)
Net expenses                                          23,393             2,011               196              25,600
NET INVESTMENT INCOME (LOSS)                          38,053             3,770              (196)             41,627

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments    127,664            16,969                               144,633
  Net change in unrealized appreciation
      or depreciation of investments                  45,590             8,965                                54,555
Net Gain (Loss) on Investments                       173,254            25,934                               199,188
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $ 211,307          $ 29,704              (196)          $ 240,815
-----------------------------------------------------------------------------------------------------------------------

* Includes shareholder servicing fees
(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - ASSET ALLOCATION FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of September 30, 2000 (Unaudited) (Note 1)

                 Shares                                                                            Market Value ($000's)
-----------------------------------------                                               -----------------------------------------
                                 WF Asset                                                                                WF Asset
  WF Asset   Achievement  Allocation Fund                                                 WF Asset   Achievement  Allocation Fund
Allocation      Balanced        Pro Forma                                               Allocation      Balanced        Pro Forma
      Fund          Fund         Combined  Security Name                                      Fund          Fund         Combined
                                           COMMON STOCK

                                           AGRICULTURAL PRODUCTION-CROPS
    31,267   $         0           31,267  Nabisco Group Holdings Corporation           $      891   $         0  $           891

                                           AMUSEMENT & RECREATION SERVICES
    11,728             0           11,728  Harrah's Entertainment Incorporated                 323             0              323
   199,215        49,000          248,215  Walt Disney Company                               7,620         1,874            9,494
                                                                                        -----------------------------------------
                                                                                             7,943         1,874            9,817

                                           APPAREL & ACCESSORY STORES
    81,556             0           81,556  Gap Incorporated                                  1,641             0            1,641
    31,256             0           31,256  Kohl's Corporation                                1,803             0            1,803
    41,224             0           41,224  Limited Incorporated                                910             0              910
    12,910             0           12,910  Nordstrom Incorporated                              201             0              201
                                                                                        -----------------------------------------
                                                                                             4,555             0            4,555

                                           APPAREL & OTHER FINISHED PRODUCTS MADE FROM
                                           FABRICS & SIMILAR MATERIALS
     5,262             0            5,262  Liz Claiborne Incorporated                          202             0              202
    10,931             0           10,931  V F Corporation                                     270             0              270
                                                                                        -----------------------------------------
                                                                                               472             0              472

                                           AUTOMOTIVE DEALERS & GASOLINE SERVICE
                                           STATIONS
    12,846             0           12,846  Autozone Incorporated                               291             0              291

                                           AUTOMOTIVE REPAIR, SERVICES & PARKING
     5,751             0            5,751  Ryder System Incorporated                           106             0              106

                                           BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
                                           OPERATIVE BUILDERS
     5,729             0            5,729  Centex Corporation                                  184             0              184
     4,656             0            4,656  Kaufman & Broad Home Corporation                    125             0              125
     3,970             0            3,970  Pulte Corporation                                   131             0              131
                                                                                        -----------------------------------------
                                                                                               440             0              440

                                           BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
                                           & MOBILE HOME DEALERS
   221,804        75,000          296,804  Home Depot Incorporated                          11,769         3,980           15,749
    36,667             0           36,667  Lowe's Companies Incorporated                     1,645             0            1,645
    15,720             0           15,720  Sherwin-Williams Company                            336             0              336
                                                                                        -----------------------------------------
                                                                                            13,750         3,980           17,730

                                           BUSINESS SERVICES
    11,461             0           11,461  Adobe Systems Incorporated                        1,779             0            1,779
   220,228             0          220,228  America Online Incorporated                      11,837             0           11,837
     5,630             0            5,630  Autodesk Incorporated                               143             0              143
    60,129             0           60,129  Automatic Data Processing
                                           Incorporated                                      4,021             0            4,021
    23,432             0           23,432  BMC Software Incorporated                           448             0              448
    17,526             0           17,526  Cabletron Systems Incorporated                      515             0              515
    69,121             0           69,121  Cendant Corporation                                 752             0              752
    13,934             0           13,934  Ceridian Corporation                                391             0              391
    17,756             0           17,756  Citrix Systems Incorporated                         356             0              356
    56,423             0           56,423  Computer Associates International
                                           Incorporated                                      1,421             0            1,421
    16,093             0           16,093  Computer Sciences Corporation                     1,195             0            1,195
    34,549             0           34,549  Compuware Corporation                               289             0              289
    14,750             0           14,750  Convergys Corporation                               573             0              573
     6,983             0            6,983  Deluxe Corporation                                  142             0              142
    12,446             0           12,446  Ecolab Incorporated                                 449             0              449
    44,636             0           44,636  Electronic Data Systems Corporation               1,852             0            1,852
    13,532             0           13,532  Equifax Incorporated                                365             0              365
    39,549             0           39,549  First Data Corporation                            1,545             0            1,545
    28,534             0           28,534  IMS Health Incorporated                             592             0              592
    28,894             0           28,894  Interpublic Group of Companies Incorporated         984             0              984
    27,067             0           27,067  McKesson HBOC Incorporated                          827             0              827
     7,600             0            7,600  Mercury Interactive Corporation                   1,191             0            1,191
   503,931        69,800          573,731  Microsoft Corporation                            30,362         4,210           34,572
     9,095             0            9,095  NCR Corporation                                     344             0              344
    31,649             0           31,649  Novell Incorporated                                 315             0              315
    17,082             0           17,082  Omnicom Group Incorporated                        1,246             0            1,246
   269,763        70,000          339,763  Oracle Corporation                               21,244         5,512           26,756
    26,513             0           26,513  Parametric Technology Company                       290             0              290
    26,460             0           26,460  PeopleSoft Incorporated                             739             0              739
    11,300             0           11,300  Sapient Corporation                                 460             0              460
    38,700             0           38,700  Siebel Systems Incorporated                       4,308             0            4,308
   152,109        45,000          197,109  Sun Microsystems Incorporated                    17,759         5,253           23,012
    29,870             0           29,870  Unisys Corporation                                  336             0              336
    37,507             0           37,507  VERITAS Software Corporation                      5,326             0            5,326
    52,120             0           52,120  Yahoo! Incorporated                               4,743             0            4,743
     6,880             0            6,880  Young & Rubicam Incorporated                        341             0              341
                                                                                        -----------------------------------------
                                                                                           119,480        14,975          134,455

                                           CHEMICALS & ALLIED PRODUCTS
   148,511        35,000          183,511  Abbott Laboratories                               7,063         1,665            8,728
    21,948             0           21,948  Air Products and Chemicals
                                           Incorporated                                        790             0              790
     5,379             0            5,379  Alberto Culver Company                              155             0              155
    11,036             0           11,036  ALZA Corporation                                    955             0              955
   125,083             0          125,083  American Home Products Corporation                7,075             0            7,075
    98,479        43,000          141,479  Amgen Incorporated                                6,877         3,002            9,879
    22,771             0           22,771  Avon Products Incorporated                          931             0              931
    14,259             0           14,259  Biogen Incorporated                                 870             0              870

   188,721             0          188,721  Bristol-Myers Squibb Company                     10,781             0           10,781
    22,476             0           22,476  Clorox Company                                      889             0              889
    55,268             0           55,268  Colgate-Palmolive Company                         2,609             0            2,609
    64,868             0           64,868  Dow Chemical Company                              1,618             0            1,618
   100,366             0          100,366  E I du Pont de Nemours & Company                  4,159             0            4,159
     7,340             0            7,340  Eastman Chemical Company                            271             0              271
   108,288             0          108,288  Eli Lilly & Company                               8,785             0            8,785
     2,914             0            2,914  FMC Corporation                                     195             0              195
   100,123             0          100,123  Gillette Company                                  3,091             0            3,091
     5,252             0            5,252  Great Lakes Chemical Corporation                    154             0              154
     9,841             0            9,841  International Flavors & Fragrances
                                           Incorporated                                        179             0              179
   133,374        15,000          148,374  Johnson & Johnson                                12,529         1,409           13,938
    20,000             0           20,000  MedImmune Incorporated                            1,545             0            1,545
   220,414        58,000          278,414  Merck & Company Incorporated                     16,407         4,318           20,725
   603,506        60,000          663,506  Pfizer Incorporated                              27,120         2,695           29,815
   122,024        55,000          177,024  Pharmacia Corporation                             7,344         3,310           10,654
    16,659             0           16,659  PPG Industries Incorporated                         661             0              661
    15,132             0           15,132  Praxair Incorporated                                565             0              565
   125,358             0          125,358  Procter & Gamble Company                          8,399             0            8,399
    20,853             0           20,853  Rohm & Haas Company                                 606             0              606
   140,389        60,000          200,389  Schering-Plough Corporation                       6,528         2,790            9,318
     8,145             0            8,145  Sigma Aldrich                                       269             0              269
    12,928             0           12,928  Union Carbide Corporation                           488             0              488
     6,543             0            6,543  W R Grace & Company                                  45             0               45
     9,753             0            9,753  Watson Pharmaceuticals Incorporated                 633             0              633
                                                                                        -----------------------------------------
                                                                                           140,586        19,189          159,775

                                           COMMUNICATIONS
    64,740             0           64,740  ADC Telecommunications Incorporated               1,741             0            1,741
    30,196             0           30,196  Alltel Corporation                                1,576             0            1,576
   359,748             0          359,748  AT&T Corporation                                 10,568             0           10,568
   180,235             0          180,235  BellSouth Corporation                             7,254             0            7,254
    13,475             0           13,475  CenturyTel Incorporated                             367             0              367
    56,027             0           56,027  Clear Channel Communications Incorporated         3,165             0            3,165
    86,081             0           86,081  Comcast Corporation Class A                       3,524             0            3,524
    84,572             0           84,572  Global Crossing Limited                           2,622             0            2,622
    72,710             0           72,710  Nextel Communications Incorporated                3,399             0            3,399
   156,560        70,000          226,560  Qwest Communications International
                                           Incorporated                                      7,525         3,364           10,889
   325,011             0          325,011  SBC Communications Incorporated                  16,251             0           16,251
    84,064             0           84,064  Sprint Corporation (FON Group)                    2,464             0            2,464
    87,783             0           87,783  Sprint Corporation (PCS Group)                    3,078             0            3,078
   260,847             0          260,847  Verizon Communications                           12,635             0           12,635
   274,550       150,000          424,550  WorldCom Incorporated                             8,339         4,556           12,895
                                                                                        -----------------------------------------
                                                                                            84,508         7,920           92,428

                                           DEPOSITORY INSTITUTIONS
    37,687           0             37,687  AmSouth Bancorp                                     471             0              471
   157,746           0            157,746  Bank of America Corporation                       8,262             0            8,262
    70,704           0             70,704  Bank of New York Company Incorporated             3,964             0            3,964
   109,986           0            109,986  Bank One Corporation                              4,248             0            4,248
    37,561           0             37,561  BB&T Corporation                                  1,131             0            1,131
    21,053           0             21,053  Charter One Financial Incorporated                  513             0              513
   124,908      60,000            184,908  Chase Manhattan Corporation                       5,769         2,771            8,540
   431,025      70,666            501,691  Citigroup Incorporated                           23,302         3,820           27,122
    15,007           0             15,007  Comerica Incorporated                               877             0              877
    44,531           0             44,531  Fifth Third Bancorp                               2,399             0            2,399
    94,013           0             94,013  First Union Corporation                           3,026             0            3,026
    92,990           0             92,990  Firstar Corporation                               2,081             0            2,081
    86,357           0             86,357  FleetBoston Financial Corporation                 3,368             0            3,368
    15,166           0             15,166  Golden West Financial Corporation                   813             0              813
    23,432           0             23,432  Huntington Bancshares Incorporated                  344             0              344
    15,386           0             15,386  J P Morgan & Company Incorporated                 2,514             0            2,514
    41,663           0             41,663  KeyCorp                                           1,055             0            1,055
    47,076           0             47,076  Mellon Financial Corporation                      2,183             0            2,183
    58,119           0             58,119  National City Corporation                         1,286             0            1,286
    21,319           0             21,319  Northern Trust Corporation                        1,895             0            1,895
    13,178           0             13,178  Old Kent Financial Corporation                      381             0              381
    27,880           0             27,880  PNC Financial Services Group                      1,812             0            1,812
    21,135           0             21,135  Regions Financial Corporation                       480             0              480
    16,133           0             16,133  SouthTrust Corporation                              507             0              507
    15,448           0             15,448  State Street Corporation                          2,008             0            2,008
    16,899           0             16,899  Summit Bancorp                                      583             0              583
    29,048           0             29,048  Suntrust Banks Incorporated                       1,447             0            1,447
    27,105           0             27,105  Synovus Financial Corporation                       574             0              574
    72,080           0             72,080  US Bancorp                                        1,640             0            1,640
    12,999           0             12,999  Union Planters Corporation                          430             0              430
    19,371           0             19,371  Wachovia Corporation                              1,098             0            1,098
    52,459           0             52,459  Washington Mutual Incorporated                    2,089             0            2,089
   154,967      50,900            205,867  Wells Fargo & Company                             7,119         2,338            9,457
                                                                                        -----------------------------------------
                                                                                            89,669         8,929           98,598

                                           EATING & DRINKING PLACES
    11,852           0             11,852  Darden Restaurants Incorporated                     247             0              247
   127,721           0            127,721  McDonald's Corporation                            3,855             0            3,855
    17,650           0             17,650  Starbucks Corporation                               707             0              707
    14,161           0             14,161  Tricon Global Restaurants
                                           Incorporated                                        434             0              434
    10,919           0             10,919  Wendy's International Incorporated                  219             0              219
                                                                                        -----------------------------------------
                                                                                             5,462             0            5,462

                                           ELECTRIC, GAS & SANITARY SERVICES
    43,836           0             43,836  AES Corporation                                   3,003             0            3,003

    18,081           0             18,081  Allied Waste Industries Incorporated                166             0              166
    13,158           0             13,158  Ameren Corporation                                  551             0              551
    30,826           0             30,826  American Electric Power Company
                                           Incorporated                                      1,206             0            1,206
    15,282           0             15,282  Cinergy Corporation                                 505             0              505
    10,534           0             10,534  CMS Energy Corporation                              284             0              284
     7,716           0              7,716  Columbia Energy Group                               548             0              548
    20,373           0             20,373  Consolidated Edison Incorporated                    695             0              695
    14,386           0             14,386  Constellation Energy Group                          716             0              716
    15,313           0             15,313  CP&L Energy Incorporated                            638             0              638
    22,789           0             22,789  Dominion Resource Incorporated                    1,323             0            1,323
    13,694           0             13,694  DTE Energy Company                                  524             0              524
    35,217           0             35,217  Duke Energy Corporation                           3,020             0            3,020
     2,607           0              2,607  Eastern Enterprises                                 166             0              166
    31,821           0             31,821  Edison International                                615             0              615
    22,169           0             22,169  El Paso Energy Corporation                        1,366             0            1,366
    22,034           0             22,034  Entergy Corporation                                 821             0              821
    22,122           0             22,122  FirstEnergy Corporation                             596             0              596
     9,457           0              9,457  Florida Progress Corporation                        501             0              501
    17,122           0             17,122  FPL Group Incorporated                            1,126             0            1,126
    11,634           0             11,634  GPU Incorporated                                    377             0              377
    12,800           0             12,800  KeySpan Corporation                                 514             0              514
    16,577           0             16,577  Niagara Mohawk Holdings Incorporated                261             0              261
     4,481           0              4,481  NICOR Incorporated                                  162             0              162
     2,829           0              2,829  Oneok Incorporated                                  112             0              112
    16,300           0             16,300  PECO Energy Company                                 987             0              987
     3,431           0              3,431  People's Energy Corporation                         115             0              115
    36,935           0             36,935  PG&E Corporation                                    893             0              893
     8,100           0              8,100  Pinnacle West Capital Corporation                   412             0              412
    13,857           0             13,857  PPL Corporation                                     579             0              579
    20,714           0             20,714  Public Service Enterprise Group Incorporated        926             0              926
    28,386           0             28,386  Reliant Energy Incorporated                       1,320             0            1,320
    19,571           0             19,571  Sempra Energy                                       407             0              407
    62,238           0             62,238  Southern Company                                  2,019             0            2,019
    25,304           0             25,304  Texas Utilities Company                           1,003             0            1,003
    17,000           0             17,000  Unicom Corporation                                  955             0              955
    59,536           0             59,536  Waste Management Incorporated                     1,038             0            1,038
    42,401           0             42,401  Williams Companies Incorporated                   1,791             0            1,791
    32,341           0             32,341  XCEL Energy Incorporated                            889             0              889
                                                                                        -----------------------------------------
                                                                                            33,130             0           33,130

                                           ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                                           COMPONENTS, EXCEPT COMPUTER EQUIPMENT
     9,933           0              9,933  Adaptec Incorporated                                199             0              199
    29,348           0             29,348  Advanced Micro Devices Incorporated                 693             0              693
    38,200           0             38,200  Altera Corporation                                1,824             0            1,824
    18,550           0             18,550  American Power Conversion Corporation               356             0              356
    33,897      35,000             68,897  Analog Devices Incorporated                       2,799         2,890            5,689
     7,701           0              7,701  Andrew Corporation                                  202             0              202
    20,800           0             20,800  Broadcom Corporation                              5,070             0            5,070
    20,809           0             20,809  Conexant Systems Incorporated                       871             0              871
     8,894           0              8,894  Cooper Industries Incorporated                      314             0              314
     6,931           0              6,931  Eaton Corporation                                   427             0              427
    40,961           0             40,961  Emerson Electric Company                          2,744             0            2,744
   948,198     160,000          1,108,198  General Electric Company                         54,699         9,230           63,929
   642,204      85,000            727,204  Intel Corporation                                26,732         3,533           30,265
    89,300      58,000            147,300  JDS Uniphase Corporation                          8,456         5,492           13,948
    29,867           0             29,867  Linear Technology Corporation                     1,934             0            1,934
    29,484           0             29,484  LSI Logic Corporation                               862             0              862
   316,375           0            316,375  Lucent Technologies Incorporated                  9,669             0            9,669
    27,150           0             27,150  Maxim Integrated Products
                                           Incorporated                                      2,184             0            2,184
     7,472           0              7,472  Maytag Corporation                                  232             0              232
    53,228           0             53,228  Micron Technology Incorporated                    2,448             0            2,448
    18,762           0             18,762  Molex Incorporated                                1,021             0            1,021
   206,394           0            206,394  Motorola Incorporated                             5,831             0            5,831
    16,976           0             16,976  National Semiconductor Corporation                  683             0              683
     3,956           0              3,956  National Service Industries                          77             0               77
    29,171           0             29,171  Network Appliance Incorporated                    3,716             0            3,716
   284,132      60,000            344,132  Nortel Networks Corporation                      16,924         3,574           20,498
    12,550           0             12,550  Novellus Systems Incorporated                       584             0              584
    71,038           0             71,038  Qualcomm Incorporated                             5,061             0            5,061
    32,545           0             32,545  Raytheon Company Class B                            925             0              925
    14,250           0             14,250  Sanmina Corporation                               1,334             0            1,334
    15,308           0             15,308  Scientific-Atlanta Incorporated                     974             0              974
    39,219           0             39,219  Tellabs Incorporated                              1,873             0            1,873
   165,316           0            165,316  Texas Instruments Incorporated                    7,801             0            7,801
     5,525           0              5,525  Thomas & Betts Corporation                           96             0               96
     6,987           0              6,987  Whirlpool Corporation                               272             0              272
    30,784           0             30,784  Xilink Incorporated                               2,636             0            2,636
                                                                                        -----------------------------------------
                                                                                           172,523        24,719          197,242

                                           ENGINEERING, ACCOUNTING, RESEARCH,
                                           MANAGEMENT & RELATED SERVICES
    15,545           0             15,545  Dun & Bradstreet Corporation                        535             0              535
     7,367           0              7,367  Fluor Corporation                                   221             0              221
    42,548           0             42,548  Halliburton Company                               2,082             0            2,082
    35,605           0             35,605  Paychex Incorporated                              1,869             0            1,869
     4,703           0              4,703  PerkinElmer Incorporated                            491             0              491
    11,026           0             11,026  Quintiles Transnational Corporation                 176             0              176
                                                                                        -----------------------------------------
                                                                                             5,374             0            5,374
                                           FABRICATED METAL PRODUCTS, EXCEPT MACHINERY
                                           & TRANSPORTATION EQUIPMENT
     2,893             0            2,893  Ball Corporation                                     92             0               92
     5,768             0            5,768  Crane Company                                       132             0              132
    12,270             0           12,270  Crown Cork & Seal Company Incorporated              131             0              131
    15,196             0           15,196  Fortune Brands Incorporated                         403             0              403
    28,960             0           28,960  Illinois Tool Works Incorporated                  1,618             0            1,618
    41,047             0           41,047  Lockheed Martin Corporation                       1,353             0            1,353
    42,979             0           42,979  Masco Corporation                                   800             0              800
     5,588             0            5,588  Snap-On Incorporated                                132             0              132
     8,451             0            8,451  Stanley Works                                       195             0              195
                                                                                        -----------------------------------------
                                                                                             4,856             0            4,856

                                           FOOD & KINDRED PRODUCTS
     3,553             0            3,553  Adolph Coors Company                                225             0              225
    86,728             0           86,728  Anheuser-Busch Companies Incorporated             3,670             0            3,670
    60,625             0           60,625  Archer Daniels Midland Company                      523             0              523
    26,358             0           26,358  Bestfoods Incorporated                            1,918             0            1,918
     6,601             0            6,601  Brown-Forman Corporation                            361             0              361
    40,472             0           40,472  Campbell Soup Company                             1,047             0            1,047
   237,341             0          237,341  Coca-Cola Company                                13,083             0           13,083
    40,345             0           40,345  Coca-Cola Enterprises Incorporated                  643             0              643
    51,114             0           51,114  ConAgra Foods Incorporated                        1,025             0            1,025
    27,967             0           27,967  General Mills Incorporated                          993             0              993
    33,741             0           33,741  H J Heinz Company                                 1,251             0            1,251
    10,272             0           10,272  Hercules Incorporated                               145             0              145
    13,162             0           13,162  Hershey Foods Corporation                           712             0              712
    38,929             0           38,929  Kellogg Company                                     942             0              942
   138,123        67,000          205,123  PepsiCo Incorporated                              6,354         3,082            9,436
    12,554             0           12,554  Quaker Oats Company                                 993             0              993
    29,466             0           29,466  Ralston Purina Group                                698             0              698
    83,402             0           83,402  Sara Lee Corporation                              1,694             0            1,694
    41,815             0           41,815  Seagram Company Limited                           2,402             0            2,402
    54,757             0           54,757  Unilever NV ADR                                   2,642             0            2,642
    10,948             0           10,948  Wm Wrigley Jr Company                               820             0              820
                                                                                        -----------------------------------------
                                                                                            42,141         3,082           45,223

                                           FOOD STORES
    40,653             0           40,653  Albertson's Incorporated                            854             0              854
    80,016             0           80,016  Kroger Company                                    1,805             0            1,805
    13,886             0           13,886  Winn-Dixie Stores Incorporated                      200             0              200
                                                                                        -----------------------------------------
                                                                                             2,859             0            2,859

                                           FURNITURE & FIXTURES
    18,812             0           18,812  Leggett & Platt                                     297             0              297

                                           GENERAL MERCHANDISE STORES
    10,619             0           10,619  Consolidated Stores Corporation                     143             0              143
     9,027             0            9,027  Dillards Incorporated                                96             0               96
    31,540             0           31,540  Dollar General Corporation                          528             0              528
    20,506             0           20,506  Federated Department Stores Incorporated            536             0              536
    25,017             0           25,017  J C Penney Company Incorporated                     296             0              296
    46,095             0           46,095  KMart Corporation                                   277             0              277
    31,926             0           31,926  May Department Stores Company                       654             0              654
    33,783             0           33,783  Sears Roebuck & Company                           1,095             0            1,095
    87,398       104,000          191,398  Target Corporation                                2,240         2,665            4,905
    28,717             0           28,717  TJX Companies Incorporated                          646             0              646
   427,343        85,000          512,343  Wal-Mart Stores Incorporated                     20,566         4,091           24,657
                                                                                        -----------------------------------------
                                                                                            27,077         6,756           33,833

                                           HEALTH SERVICES
    53,421             0           53,421  HCA - The Healthcare Company                      1,983             0            1,983
    36,884             0           36,884  HEALTHSOUTH Corporation                             300             0              300
     9,802             0            9,802  Manor Care Incorporated                             154             0              154
    30,018             0           30,018  Tenet Healthcare Corporation                      1,092             0            1,092
                                                                                        -----------------------------------------
                                                                                             3,529             0            3,529

                                           HEAVY CONSTRUCTION OTHER THAN BUILDING
                                           CONSTRUCTION-CONTRACTORS
     5,819             0            5,819  McDermott International Incorporated                 64             0               64

                                           HOME FURNITURE, FURNISHINGS & EQUIPMENT
                                           STORES
    19,645             0           19,645  Best Buy Company Incorporated                     1,250             0            1,250
    19,451             0           19,451  Circuit City Stores                                 447             0              447
    17,933             0           17,933  RadioShack Corporation                            1,159             0            1,159
                                                                                        -----------------------------------------
                                                                                             2,856             0            2,856

                                           HOTELS, ROOMING HOUSES, CAMPS & OTHER
                                           LODGING PLACES
    35,333             0           35,333  Hilton Hotels Corporation                           409             0              409
    22,963             0           22,963  Marriott International Class A                      837             0              837
                                                                                        -----------------------------------------
                                                                                             1,246             0            1,246

                                           INDUSTRIAL & COMMERCIAL MACHINERY &
                                           COMPUTER EQUIPMENT
    31,162             0           31,162  Apple Computer Incorporated                         802             0              802
    77,466             0           77,466  Applied Materials Incorporated                    4,595             0            4,595
    31,646             0           31,646  Baker Hughes Incorporated                         1,175             0            1,175
     8,146             0            8,146  Black & Decker Corporation                          278             0              278
     2,156             0            2,156  Briggs & Stratton Corporation                        82             0               82
    33,423             0           33,423  Caterpillar Incorporated                          1,128             0            1,128
   676,996        75,000          751,996  Cisco Systems Incorporated                       37,404         4,144           41,548
   162,784             0          162,784  Compaq Computer Corporation                       4,490             0            4,490
    14,686             0           14,686  Comverse Technology Incorporated                  1,586             0            1,586
     4,012             0            4,012  Cummins Engine Company Incorporated                 120             0              120
    22,440             0           22,440  Deere & Company                                     746             0              746
   246,870        60,000          306,870  Dell Computer Corporation                         7,607         1,849            9,456
    19,431             0           19,431  Dover Corporation                                   912             0              912
   208,012             0          208,012  EMC Corporation                                  20,619             0           20,619
    30,835             0           30,835  Gateway Incorporated                              1,442             0            1,442
    95,711        12,000          107,711  Hewlett-Packard Company                           9,284         1,164           10,448
   168,739        35,000          203,739  IBM Corporation                                  18,983         3,938           22,921
    15,537             0           15,537  Ingersoll-Rand Company                              526             0              526
    12,379             0           12,379  Lexmark International Incorporated                  464             0              464
    11,832             0           11,832  Pall Corporation                                    236             0              236
    54,079             0           54,079  Palm Incorporated                                 2,863             0            2,863
    24,703             0           24,703  Pitney Bowes Incorporated                           974             0              974
    21,770             0           21,770  Seagate Technology Incorporated                   1,502             0            1,502
    57,166             0           57,166  Solectron Corporation                             2,637             0            2,637
     5,885             0            5,885  Timken Company                                       81             0               81
                                                                                        -----------------------------------------
                                                                                           120,536        11,095          131,631

                                           INSURANCE AGENTS, BROKERS & SERVICE
    24,528             0           24,528  AON Corporation                                     963             0              963
    16,000             0           16,000  Humana Incorporated                                 172             0              172
    25,869             0           25,869  Marsh & McLennan Companies Incorporated           3,434             0            3,434
                                                                                        -----------------------------------------
                                                                                             4,569             0            4,569

                                           INSURANCE CARRIERS
    13,528             0           13,528  Aetna Incorporated                                  785             0              785
    25,449             0           25,449  AFLAC Incorporated                                1,630             0            1,630
    71,420             0           71,420  Allstate Corporation                              2,482             0            2,482
    23,841             0           23,841  American General Corporation                      1,860             0            1,860
   221,675        60,000          281,675  American International Group Incorporated        21,212         5,741           26,953
    16,817             0           16,817  Chubb Corporation                                 1,331             0            1,331
    15,437             0           15,437  CIGNA Corporation                                 1,612             0            1,612
    15,458             0           15,458  Cincinnati Financial Corporation                    549             0              549
    31,252             0           31,252  Conseco Incorporated                                238             0              238
    20,572             0           20,572  Hartford Financial Services Group                 1,500             0            1,500
     9,886             0            9,886  Jefferson-Pilot Corporation                         671             0              671
    18,363             0           18,363  Lincoln National Corporation                        884             0              884
     9,412             0            9,412  Loews Corporation                                   785             0              785
     9,430             0            9,430  MBIA Incorporated                                   671             0              671
    10,149             0           10,149  MGIC Investment Corporation                         620             0              620
     6,967             0            6,967  Progressive Corporation                             570             0              570
    12,220             0           12,220  Safeco Corporation                                  333             0              333
    20,286             0           20,286  St Paul Companies Incorporated                    1,000             0            1,000
    12,303             0           12,303  Torchmark Corporation                               342             0              342
    15,526             0           15,526  Unitedhealth Group Incorporated                   1,533             0            1,533
    23,065             0           23,065  UnumProvident Corporation                           629             0              629
     5,991             0            5,991  Wellpoint Health Networks
                                           Incorporated                                        575             0              575
                                                                                        -----------------------------------------
                                                                                            41,812         5,741           47,553

                                           LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE
    10,047             0           10,047  Louisiana-Pacific Corporation                        92             0               92


                                           MEASURING, ANALYZING, & CONTROLLING
                                           INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
                                           OPTICAL GOODS
    43,308         4,576           47,884  Agilent Technologies Incorporated                 2,119           224            2,343
    12,415             0           12,415  Allergan Incorporated                             1,048             0            1,048
     5,117             0            5,117  Bausch & Lomb Incorporated                          199             0              199
    27,791             0           27,791  Baxter International Incorporated                 2,218             0            2,218
    24,186             0           24,186  Becton Dickinson & Company                          639             0              639
    17,048             0           17,048  Biomet Incorporated                                 597             0              597
    39,134             0           39,134  Boston Scientific Corporation                       643             0              643
     4,890             0            4,890  C R Bard Incorporated                               207             0              207
    13,583             0           13,583  Danaher Corporation                                 676             0              676
    29,731             0           29,731  Eastman Kodak Company                             1,215             0            1,215
    29,413        43,000           72,413  Guidant Corporation                               2,079         3,040            5,119
     8,266             0            8,266  Johnson Controls Incorporated                       440             0              440
    17,880             0           17,880  KLA-Tencor Corporation                              736             0              736
     6,419             0            6,419  Mallinckrodt Incorporated                           293             0              293
   114,721             0          114,721  Medtronic Incorporated                            5,944             0            5,944
     4,449             0            4,449  Millipore Corporation                               215             0              215
    10,743             0           10,743  Parker-Hannifin Corporation                         363             0              363
    19,965             0           19,965  PE CorPoration - PE Biosystems Group              2,326             0            2,326
     4,341             0            4,341  Polaroid Corporation                                 58             0               58
     8,020             0            8,020  St Jude Medical Incorporated                        409             0              409
     4,644             0            4,644  Tektronix Incorporated                              357             0              357
    16,557             0           16,557  Teradyne Incorporated                               579             0              579
    16,584             0           16,584  Thermo Electron Corporation                         431             0              431
    63,930             0           63,930  Xerox Corporation                                   963             0              963
                                                                                        -----------------------------------------
                                                                                            24,754         3,264           28,018

                                           METAL MINING - 0.11%
    37,969             0           37,969  Barrick Gold Corporation                            579             0              579
    15,289             0           15,289  Freeport McMoran Incorporated Class B               135             0              135
    24,998             0           24,998  Homestake Mining Company                            130             0              130
    17,390             0           17,390  Inco Limited                                        280             0              280
    16,143             0           16,143  Newmont Mining Corporation                          274             0              274
     7,591             0            7,591  Phelps Dodge Corporation                            317             0              317
    31,461             0           31,461  Placer Dome Incorporated                            297             0              297
                                                                                        -----------------------------------------
                                                                                             2,012             0            2,012

                                           MINING & QUARRYING OF NONMETALLIC
                                           MINERALS, EXCEPT FUELS
     9,663             0            9,663  Vulcan Materials Company                            388             0              388

                                           MISCELLANEOUS MANUFACTURING INDUSTRIES
     3,852             0            3,852  Armstrong Holdings Incorporated                      46             0               46
    16,559             0           16,559  Hasbro Incorporated                                 189             0              189
    40,780             0           40,780  Mattel Incorporated                                 456             0              456
    13,900             0           13,900  Tiffany & Company                                   536             0              536
   161,814        55,000          216,814  Tyco International Limited                        8,394         2,853           11,247
                                                                                        -----------------------------------------
                                                                                             9,621         2,853           12,474

                                           MISCELLANEOUS RETAIL
    26,960             0           26,960  Bed Bath & Beyond Incorporated                      658             0              658
    42,805             0           42,805  Costco Wholesale Corporation                      1,496             0            1,496
    37,409             0           37,409  CVS Corporation                                   1,733             0            1,733
     3,786             0            3,786  Longs Drug Stores Incorporated                       72             0               72
    30,361             0           30,361  Office Depot Incorporated                           237             0              237
    45,734             0           45,734  Staples Incorporated                                649             0              649
    20,709             0           20,709  Toys R Us Incorporated                              337             0              337
    96,673             0           96,673  Walgreen Company                                  3,668             0            3,668
                                                                                        -----------------------------------------
                                                                                             8,850             0            8,850

                                           MOTION PICTURES
   126,106             0          126,106  Time Warner Incorporated                          9,868             0            9,868

                                           NONDEPOSITORY CREDIT INSTITUTIONS
   127,963        69,000          196,963  American Express Company                          7,774         4,192           11,966
    69,815             0           69,815  Associates First Capital Corporation              2,653             0            2,653
    18,820        73,000           91,820  Capital One Financial Corporation                 1,319         5,115            6,434
    25,250             0           25,250  CIT Group Incorporated                              442             0              442
    10,854             0           10,854  Countrywide Credit Industries Incorporated          410             0              410
    66,623             0           66,623  Federal Home Loan Mortgage Corporation            3,602             0            3,602
    96,605             0           96,605  Federal National Mortgage Association             6,907             0            6,907
    45,339             0           45,339  Household International Incorporated              2,567             0            2,567
    81,624             0           81,624  MBNA Corporation                                  3,143             0            3,143
    13,669             0           13,669  Providian Financial Corporation                   1,736             0            1,736
    15,045             0           15,045  USA Education Incorporated                          725             0              725
                                                                                        -----------------------------------------
                                                                                            31,278         9,307           40,585

                                           OIL & GAS EXTRACTION
    23,280             0           23,280  Anadarko Petroleum Corporation                    1,547             0            1,547
    10,971             0           10,971  Apache Corporation                                  649             0              649
    20,607             0           20,607  Burlington Resources Incorporated                   759             0              759
    12,100             0           12,100  Devon Energy Corporation                            728             0              728
    70,178             0           70,178  Enron Corporation                                 6,149             0            6,149
     8,980             0            8,980  Kerr-McGee Corporation                              595             0              595
    35,327             0           35,327  Occidental Petroleum Corporation                    771             0              771
     8,990             0            8,990  Rowan Companies Incorporated                        261             0              261
    54,533             0           54,533  Schlumberger Limited                              4,489             0            4,489
    20,155             0           20,155  Transocean Sedco Forex Incorporated               1,182             0            1,182
    29,847             0           29,847  USX-Marathon Group Incorporated                     847             0              847
                                                                                        -----------------------------------------
                                                                                            17,977             0           17,977

                                           PAPER & ALLIED PRODUCTS
    10,740             0           10,740  Avery Dennison Corporation                          498             0              498
     5,061             0            5,061  Bemis Company Incorporated                          163             0              163
     5,445             0            5,445  Boise Cascade Corporation                           145             0              145
    19,776             0           19,776  Fort James Corporation                              604             0              604
    16,399             0           16,399  Georgia-Pacific Group                               385             0              385
    46,302             0           46,302  International Paper Company                       1,328             0            1,328
    52,129             0           52,129  Kimberly-Clark Corporation                        2,909             0            2,909
     9,828             0            9,828  Mead Corporation                                    230             0              230
    37,957             0           37,957  Minnesota Mining and Manufacturing Company        3,459             0            3,459
    16,213             0           16,213  Pactiv Corporation                                  181             0              181
     2,749             0            2,749  Potlatch Corporation                                 87             0               87
     5,050             0            5,050  Temple-Inland Incorporated                          191             0              191
     9,608             0            9,608  Westvaco Corporation                                256             0              256
    21,928             0           21,928  Weyerhaeuser Company                                885             0              885
    10,611             0           10,611  Willamette Industries Incorporated                  297             0              297
                                                                                        -----------------------------------------
                                                                                            11,618             0           11,618

                                           PERSONAL SERVICES
     9,403             0            9,403  H&R Block Incorporated                              348             0              348

                                           PETROLEUM REFINING & RELATED INDUSTRIES
     8,661             0            8,661  Amerada Hess Corporation                            580             0              580
     6,740             0            6,740  Ashland Incorporated                                227             0              227
    62,538             0           62,538  Chevron Corporation                               5,331             0            5,331
    20,486             0           20,486  Coastal Corporation                               1,519             0            1,519
    59,849             0           59,849  Conoco Incorporated Class B                       1,612             0            1,612
   333,686        67,683          401,369  Exxon Mobil Corporation                          29,740         6,032           35,772
    24,336             0           24,336  Phillips Petroleum Company                        1,527             0            1,527
   205,554             0          205,554  Royal Dutch Petroleum Company NY Shares ADR      12,320             0           12,320
     8,462             0            8,462  Sunoco Incorporated                                 228             0              228
    52,970        42,000           94,970  Texaco Incorporated                               2,781         2,205            4,986
    13,895             0           13,895  Tosco Corporation                                   433             0              433
    23,269             0           23,269  Unocal Corporation                                  825             0              825
                                                                                        -----------------------------------------
                                                                                            57,123         8,237           65,360

                                           PRIMARY METAL INDUSTRIES
    20,934             0           20,934  Alcan Aluminum Limited                              606             0              606
    82,844             0           82,844  Alcoa Incorporated                                2,097             0            2,097
     8,029             0            8,029  Allegheny Technologies Incorporated                 146             0              146
    12,633             0           12,633  Bethlehem Steel Corporation                          38             0               38
    12,239             0           12,239  Engelhard Corporation                               199             0              199
     8,137             0            8,137  Nucor Corporation                                   245             0              245
     8,452             0            8,452  USX-US Steel Group Incorporated                     128             0              128
     8,245             0            8,245  Worthington Industries Incorporated                  77             0               77
                                                                                        -----------------------------------------
                                                                                             3,536             0            3,536

                                           PRINTING, PUBLISHING & ALLIED INDUSTRIES
     6,145             0            6,145  American Greetings Corporation                      108             0              108
     8,463             0            8,463  Dow Jones & Company Incorporated                    512             0              512
    25,592             0           25,592  Gannett Company Incorporated                      1,356             0            1,356
     6,849             0            6,849  Harcourt General Incorporated                       404             0              404
     7,412             0            7,412  Knight-Ridder Incorporated                          377             0              377
    18,686        40,000           58,686  McGraw-Hill Companies Incorporated                1,188         2,543            3,731
     4,906             0            4,906  Meredith Corporation                                145             0              145
    16,318             0           16,318  New York Times Company                              642             0              642
    11,695             0           11,695  R R Donnelley & Sons Company                        287             0              287
    29,541             0           29,541  Tribune Company                                   1,289             0            1,289
   145,651        50,000          195,651  Viacom Incorporated Class B                       8,521         2,925           11,446
                                                                                        -----------------------------------------
                                                                                            14,829         5,468           20,297

                                           RAILROAD TRANSPORTATION
    40,333             0           40,333  Burlington Northern Santa Fe Corporation            870             0              870
    20,905             0           20,905  CSX Corporation                                     456             0              456
    36,745             0           36,745  Norfolk Southern Corporation                        537             0              537
    23,759             0           23,759  Union Pacific Corporation                           924             0              924
                                                                                        -----------------------------------------
                                                                                             2,787             0            2,787

                                           RUBBER & MISCELLANEOUS PLASTICS PRODUCTS
     7,057             0            7,057  Cooper Tire & Rubber Company                         71             0              71
    15,015             0           15,015  Goodyear Tire & Rubber Company                      270             0             270
    25,576             0           25,576  Newell Rubbermaid Incorporated                      583             0             583
    26,234             0           26,234  Nike Incorporated Class B                         1,051             0           1,051
     5,445             0            5,445  Reebok International Limited                        102             0             102
     8,002             0            8,002  Sealed Air Corporation                              362             0             362
     5,491             0            5,491  Tupperware Corporation                               99             0              99
                                                                                        -----------------------------------------
                                                                                             2,538             0           2,538

                                           SECURITY & COMMODITY BROKERS, DEALERS,
                                           EXCHANGES & SERVICES
    10,607             0           10,607  Bear Stearns Companies Incorporated                 668             0              668
   130,539             0          130,539  Charles Schwab Corporation                        4,634             0            4,634
    23,364             0           23,364  Franklin Resources Incorporated                   1,038             0            1,038
    11,600             0           11,600  Lehman Brothers Holding Incorporated              1,714             0            1,714
    75,298             0           75,298  Merrill Lynch & Company Incorporated              4,970             0            4,970
   107,931        50,000          157,931  Morgan Stanley Dean Witter & Company              9,869         4,572           14,441
    13,978             0           13,978  Paine Webber Group Incorporated                     952             0              952
    21,334             0           21,334  Stilwell Financial Incorporated                     928             0              928
    11,595             0           11,595  T Rowe Price Associates                             544             0              544
                                                                                        -----------------------------------------
                                                                                            25,317         4,572           29,889

                                           STONE, CLAY, GLASS & CONCRETE PRODUCTS
    28,177             0           28,177  Corning Incorporated                              8,369             0            8,369
    14,071             0           14,071  Owens-Illinois Incorporated                         130             0              130
                                                                                        -----------------------------------------
                                                                                             8,499             0            8,499

                                           TEXTILE MILL PRODUCTS
     3,152             0            3,152  Russell Corporation                                  50             0               50
     1,747             0            1,747  Springs Industries Incorporated Class A              49             0               49
                                                                                        -----------------------------------------
                                                                                                99             0               99

                                           TOBACCO PRODUCTS
   216,798             0          216,798  Philip Morris Companies Incorporated              6,382             0            6,382
    15,580             0           15,580  UST Incorporated                                    356             0              356
                                                                                        -----------------------------------------
                                                                                             6,738             0            6,738

                                           TRANSPORTATION BY AIR
    14,363             0           14,363  AMR Corporation                                     469             0              469
    11,722             0           11,722  Delta Airlines Incorporated                         520             0              520
    27,760             0           27,760  Fedex Corporation                                 1,231             0            1,231
    47,570             0           47,570  Southwest Airlines Company                        1,154             0            1,154
     6,435             0            6,435  US Airways Group Incorporated                       196             0              196
                                                                                        -----------------------------------------
                                                                                             3,570             0            3,570

                                           TRANSPORTATION EQUIPMENT
     9,772             0            9,772  B F Goodrich Company                                383             0              383
    86,410             0           86,410  Boeing Company                                    5,444             0            5,444
     8,476             0            8,476  Brunswick Corporation                               155             0              155
    14,623             0           14,623  Dana Corporation                                    314             0              314
    53,959             0           53,959  Delphi Automotive Systems Corporation               816             0              816
   179,745             0          179,745  Ford Motor Company                                4,550             0            4,550
    19,284             0           19,284  General Dynamics Corporation                      1,211             0            1,211
    51,255             0           51,255  General Motors Corporation                        3,332             0            3,332
    29,060             0           29,060  Harley-Davidson Incorporated                      1,391             0            1,391
    76,491             0           76,491  Honeywell International Incorporated              2,725             0            2,725
     8,425             0            8,425  ITT Industries Incorporated                         273             0              273
     5,977             0            5,977  Navistar International
                                           Corporation                                         179             0              179
     6,655             0            6,655  Northrop Grumman Corporation                        605             0              605
     7,374             0            7,374  PACCAR Incorporated                                 273             0              273
    18,067             0           18,067  Rockwell International
                                           Corporation                                         547             0              547
    13,849             0           13,849  Textron Incorporated                                639             0              639
    11,808             0           11,808  TRW Incorporated                                    480             0              480
    45,082             0           45,082  United Technologies
                                           Corporation                                       3,122             0            3,122
                                                                                        -----------------------------------------
                                                                                            26,439             0           26,439

                                           TRANSPORTATION SERVICES
    12,369             0           12,369  Sabre Holdings Corporation                          358             0              358

                                           WATER TRANSPORTATION
    57,960             0           57,960  Carnival Corporation                              1,427             0            1,427

                                           WHOLESALE TRADE-DURABLE
                                           GOODS
    16,976             0           16,976  Genuine Parts Company                               324             0              324
    12,447             0           12,447  Visteon Corporation                                 188             0              188
     8,969             0            8,969  W W Grainger Incorporated                           236             0              236
                                                                                        -----------------------------------------
                                                                                               748             0              748

                                           WHOLESALE TRADE-NONDURABLE
                                           GOODS
    26,419             0           26,419  Cardinal Health Incorporated                      2,330             0            2,330
    47,602             0           47,602  Safeway Incorporated                              2,222             0            2,222
    12,618             0           12,618  Supervalu Incorporated                              190             0              190
    31,940             0           31,940  Sysco Corporation                                 1,479             0            1,479
                                                                                        -----------------------------------------
                                                                                             6,221             0            6,221

                                           TOTAL COMMON STOCK                            1,208,057       141,961        1,350,018

                                                                  Interest     Maturity
    Principal (000's)                      CORPORATE BONDS            Rate         Date
-----------------------------------------  BANKS
         0         1,500            1,500  Banc One                   7.25   08/01/2002          0         1,509            1,509
         0         2,000            2,000  Bank of America, MTN       7.13   05/12/2005          0         2,013            2,013
         0         2,000            2,000  Chase Manhatten            6.50   01/15/2009          0         1,905            1,905
         0         2,000            2,000  First Union                7.50   07/15/2006          0         2,005            2,005
                                                                                        -----------------------------------------
                                                                                                 0         7,432            7,432

                                           ENTERTAINMENT
         0         2,255            2,255  Walt Disney                5.13   12/15/2003          0         2,142            2,142

                                           FINANCE
         0         1,500            1,500  Aetna Services             7.13   08/15/2006          0         1,491            1,491
         0         1,000            1,000  Ford Motor Credit          6.25   11/08/2000          0           999              999
         0         1,500            1,500  Safeco                     6.88   07/15/2007          0         1,429            1,429
                                                                                        -----------------------------------------
                                                                                                 0         3,919            3,919

                                           FOOD, BEVERAGE & TOBACCO
         0         2,000            2,000  Philip Morris              7.25   09/15/2001          0         1,990            1,990
         0         1,000            1,000  Seagram                    6.50   04/01/2003          0           989              989
                                                                                        -----------------------------------------
                                                                                                 0         2,979            2,979

                                           RETAIL
         0         2,000            2,000  Albertson's                6.95   08/01/2009          0         1,880            1,880

                                           TELEPHONE &
                                           TELECOMMUNICATIONS
         0         2,000            2,000  Lucent Technologies        7.25   07/15/2006          0         2,008            2,008

                                           TRANSPORTATION
         0         2,000            2,000  U.S. Freightways           8.50   04/15/2010          0         2,003            2,003


                                           TOTAL CORPORATE BONDS                                 0        22,363           22,363

                                           MORTGAGE-BACKED SECURITIES
                     537              537  American Southwest
                                           Financial Securities,
                                           Series 1996-FHA1,
         0                                 Cl A2                      7.00   11/25/2038          0           531              531
                   1,200            1,200  Donaldson Lufkin Jenrette
                                           Mortgage Acceptance,
                                           Series 1997-CF1, Cl A1B
         0                                 (A)                        7.60   04/15/2007          0         1,223            1,223
                   2,000            2,000  General Motors Acceptance,
                                           Commercial Mortgage
                                           Securities, Series
         0                                 1999-C1, Cl A2             6.18   05/15/2033          0         1,876            1,876
                                                                                        -----------------------------------------
                                                                                                 0         3,630            3,630

                                           U.S. GOVERNMENT AGENCY
                                           OBLIGATIONS
         0         2,500            2,500  FHLB                       7.25   05/15/2003          0         2,543            2,543
         0         2,000            2,000  FHLB                       6.25   08/13/2004          0         1,980            1,980
         0         2,000            2,000  FHLMC                      6.45   04/29/2009          0         1,896            1,896
         0         1,000            1,000  FHLMC                      7.63   09/09/2009          0           993              993
         0         2,000            2,000  FNMA                       6.50   08/15/2004          0         1,997            1,997
         0         2,000            2,000  FNMA                       7.13   02/15/2005          0         2,043            2,043
         0         2,500            2,500  FNMA                       6.00   05/15/2008          0         2,387            2,387
                                                                                        -----------------------------------------
                                                                                                 0        13,839           13,839

                                           U.S. TREASURY SECURITIES
                                           U.S. TREASURY BILLS
    33,272             0           33,272  U.S. Treasury Bills        6.05  10/12/2000      33,219             0           33,219
    26,096             0           26,096  U.S. Treasury Bills        5.94  11/2/2000       25,964             0           25,964
    14,791             0           14,791  U.S. Treasury Bills        6.08  11/9/2000       14,698             0           14,698
    20,120             0           20,120  U.S. Treasury Bills        5.97  12/7/2000       19,898             0           19,898
       100             0              100  U.S. Treasury Bills        5.96  12/21/2000          99             0               99
                                                                                        -----------------------------------------
                                                                                            93,878             0           93,878

                                           U.S. TREASURY NOTES
         0         2,500            2,500  U.S. Treasury Notes        7.88  08/15/2001           0         2,534            2,534
         0         2,500            2,500  U.S. Treasury Notes        7.50  05/15/2002           0         2,555            2,555
         0         3,000            3,000  U.S. Treasury Notes        5.50  03/31/2003           0         2,967            2,967
         0         2,500            2,500  U.S. Treasury Notes        7.25  05/15/2004           0         2,606            2,606
         0         2,500            2,500  U.S. Treasury Notes        7.88  11/15/2004           0         2,675            2,675
         0         3,000            3,000  U.S. Treasury Notes        6.63  05/15/2007           0         3,110            3,110
         0         3,000            3,000  U.S. Treasury Notes        5.50  02/15/2008           0         2,922            2,922
         0         3,000            3,000  U.S. Treasury Notes        4.75  11/15/2008           0         2,776            2,776
                                                                                        -----------------------------------------
                                                                                                 0        22,145           22,145

                                           U.S. TREASURY BONDS
    19,360             0           19,360  U.S. Treasury Bonds        7.88  2/15/2021       23,280             0           23,280
    18,965             0           18,965  U.S. Treasury Bonds        8.13  5/15/2021       23,375             0           23,375
    18,990             0           18,990  U.S. Treasury Bonds        8.13  8/15/2021       23,435             0           23,435
    62,210             0           62,210  U.S. Treasury Bonds        8.00 11/15/2021       75,993             0           75,993
    18,300             0           18,300  U.S. Treasury Bonds        7.25  8/15/2022       20,799             0           20,799
    16,635             0           16,635  U.S. Treasury Bonds        7.63 11/15/2022       19,650             0           19,650
    29,615             0           29,615  U.S. Treasury Bonds        7.13  2/15/2023       33,261             0           33,261
    43,045             0           43,045  U.S. Treasury Bonds        6.25  8/15/2023       43,838             0           43,838
    18,535             0           18,535  U.S. Treasury Bonds        7.50 11/15/2024       21,813             0           21,813
    20,180             0           20,180  U.S. Treasury Bonds        7.63 20/15/2025       24,090             0           24,090
    20,530             0           20,530  U.S. Treasury Bonds        6.88  8/15/2025       22,596             0           22,596
    22,425             0           22,425  U.S. Treasury Bonds        6.00  2/15/2026       22,215             0           22,215
    18,380             0           18,380  U.S. Treasury Bonds        6.75  8/15/2026       19,994             0           19,994
    19,250             0           19,250  U.S. Treasury Bonds        6.50 11/15/2026       20,321             0           20,321
    18,790             0           18,790  U.S. Treasury Bonds        6.63  2/15/2027       20,140             0           20,140
    17,380             0           17,380  U.S. Treasury Bonds        6.38  8/15/2027       18,091             0           18,091
    37,480             0           37,480  U.S. Treasury Bonds        6.13 11/15/2027       37,785             0           37,785
    17,150             0           17,150  U.S. Treasury Bonds        5.50  8/15/2028       15,917             0           15,917
    19,450             0           19,450  U.S. Treasury Bonds        5.25 11/15/2028       17,420             0           17,420
    18,700             0           18,700  U.S. Treasury Bonds        5.25  2/15/2029       16,795             0           16,795
    18,950             0           18,950  U.S. Treasury Bonds        6.13  8/15/2029       19,352             0           19,352
    45,100             0           45,100  U.S. Treasury Bonds        6.25  5/15/2030       47,411             0           47,411
                                                                                        -----------------------------------------
                                                                                           587,571             0          587,571

                                           TOTAL U.S. TREASURY
                                           SECURITIES                                      681,449        22,145          703,594

                                           SHORT-TERM INVESTMENTS
                                           SEI Daily Income Trust
         0     4,299,000        4,299,000  Money Market Portfolio                                0         4,299            4,299
                                           SEI Daily Income Trust
               3,372,261        3,372,261  Prime Obligation Fund                                 0         3,372            3,372
                                                                                        -----------------------------------------
                                                                                                 0         7,671            7,671

                                           TOTAL INVESTMENTS, at
                                           MARKET VALUE                                 $1,889,506     $ 211,609      $ 2,101,115
                                                                                        =========================================
                                           TOTAL INVESTMENTS,
                                           at COST                                      $1,612,896     $ 162,455      $ 1,775,351
                                                                                        =========================================

Note - As of September 30, 2000, the Wells Fargo Asset Allocation Fund held 2 long S&P 500 Index futures contracts with a notional contract value of $726,850 and unrealized depreciation of $(42,925).

(1) It is not expected that any of the securities will have to be sold as a result of the merger.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - NATIONAL TAX FREE FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2000 (Unaudited)
($000's)

                                                                                                                       WF National
                                                                        Achievement    Achievement Idaho                 TF Fund
                                                       Wells Fargo     Municipal Bond    Municipal Bond     Pro Forma   Pro Forma
                                                    National TF Fund       Fund             Fund           Adjustments   Combined
                                                    ----------------   --------------  -----------------   -----------   --------
ASSETS
Investments:
      In securities, at market value (see
       cost below)                                      $ 331,748        $ 68,036          $ 30,413                     $  430,197
      Cash                                                      1               0                 0                              1
Receivables:
      Interest                                              5,214           1,193               629                          7,036
      Fund shares sold                                        426               4                                              430
Prepaid expenses and other assets                              23               0                45                             68
Total Assets                                              337,412          69,233            31,087                        437,732
LIABILITIES
Payables:
      Investment securities purchased                       2,000               0                 0                          2,000
      Distributions to shareholders                         1,251             292               117                          1,660
      Fund shares redeemed                                    238               4                 1                            243
      Due to distributor                                       15               0                 0                             15
      Due to advisor and affiliates                           156               0                 0                            156
      Other                                                   329               2                11                            342
Total Liabilities                                           3,989             298               129                          4,416
TOTAL NET ASSETS                                        $ 333,423        $ 68,935          $ 30,958                     $  433,316

Net assets consist of:
      Paid-in capital                                   $ 354,182        $ 73,344          $ 31,868        -            $  459,394
      Undistributed net investment income (loss)              (62)              7                          -                   (55)
      Undistributed net realized gain (loss)
        on investments                                    (22,713)           (634)               47                        (23,300)
      Net unrealized appreciation (depreciation)
        of investments                                      2,016          (3,782)             (957)                        (2,723)
TOTAL NET ASSETS                                        $ 333,423        $ 68,935          $ 30,958                     $  433,316

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                    $  64,859        $  4,552          $  8,036                     $   77,447
Shares outstanding - Class A                                6,670             480               791       24   (1)           7,965
Net asset value per share - Class A                     $    9.72        $   9.48          $  10.16                     $     9.72
Maximum offering price per share - Class A              $   10.18        $   9.88          $   9.88                     $    10.18
Net assets - Class B                                    $  18,366        $  2,058          $  1,670                     $   22,094
Shares outstanding - Class B                                1,889             217               164        2   (1)           2,272
Net asset value and offering price per
     share - Class B                                    $    9.72        $   9.48          $  10.17                     $     9.72
Net assets - Class C                                    $   5,572                                                       $    5,572
Shares outstanding - Class C                            $     573                                                              573
Net asset value and offering price per
     share - Class C                                    $    9.73                                                       $     9.73
Net assets - Institutional Class                        $ 244,626        $ 62,325          $ 21,252                     $  328,203
Shares outstanding - Institutional Class                   25,144           6,573             2,097      (79)  (1)          33,735
Net asset value and offering price per
     share - Institutional Class                        $    9.73        $   9.48          $  10.13                     $     9.73

INVESTMENT AT COST                                      $ 329,732        $ 71,818          $ 31,370                     $  432,920
----------------------------------------------------------------------------------------------------------------------------------

(1) Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - NATIONAL TAX FREE FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended June 30, 2000 (Unaudited)
($000's)

                                                                                                                         WF National
                                                                           Achievement   Achievement Idaho                 TF Fund
                                                        Wells Fargo      Municipal Bond   Municipal Bond    Pro Forma     Pro Forma
                                                      National TF Fund       Fund             Fund         Adjustments    Combined
                                                     ------------------  --------------- ----------------- -----------    ---------
INVESTMENT INCOME
  Interest                                              $ 21,940            $ 4,287         $ 1,879                       $ 28,106
Total Investment Income                                   21,940              4,287           1,879                         28,106

EXPENSES
  Advisory fees                                            1,525                435             208        (464)  (1)        1,704
  Administration fees                                        468                146              70         (45)  (1)          639
  Custody fees                                                64                  9               7           5   (1)           85
  Shareholder servicing fees                                 148                  0                          78   (1)          226
  Portfolio accounting fees                                   91                  0               1          19   (1)          111
  Transfer agency fees                                       361                 41              41          (8)  (1)          435
  Organization fees                                                               3               3                              6
  Distribution fees                                          168                 34   *          42 *       (41)  (1)          203
  Legal and audit fees                                        31                 13               7         (12)  (1)           39
  Registration fees                                           73                 14               4          (3)  (1)           88
  Directors' fees                                              6                  6               3          (9)  (1)            6
  Shareholder reports                                         51                 11               6          (7)  (1)           61
  Other                                                       62                  3                          10   (1)           75
Total Expenses                                             3,048                715             392        (477)             3,678
Less:
      Waived fees and reimbursed expenses fees              (637)              (138)            (90)        126   (1)         (739)
Net expenses                                               2,411                577             302        (351)             2,939
NET INVESTMENT INCOME (LOSS)                              19,529              3,710           1,577         351             25,167

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments        (19,915)              (563)            128                        (20,350)
  Net change in unrealized appreciation
      or depreciation of investments                       1,543             (2,985)         (1,117)                        (2,559)
Net Gain (Loss) on Investments                           (18,372)            (3,548)           (989)                       (22,909)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                              $  1,157            $   162         $   588         351           $  2,258
------------------------------------------------------------------------------------------------------------------------------------

* Includes shareholder servicing fees
(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - NATIONAL TAX-FREE FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of June 30, 2000 (Unaudited) (Note 1)

             Principal ($000's)                                                                  Market Value ($000's)
-----------------------------------------------                                             -------------------------------
                                                                                                                                  WI
                                                                                                  WF                        National
      WF                       WI National                                                  National                         TF Fund
National Achievement  AF Idaho     TF Fund                                                      Tax-  Achievement  AF Idaho      Pro
Tax-Free   Municipal Municipal   Pro Forma                                Coupon Maturity       Free    Municipal Municipal    Forma
    Fund        Fund      Fund    Combined Security Description             Rate     Date       Fund         Fund      Fund Combined
                                           MUNICIPAL BONDS
                                           ALABAMA
  3,680            -         -       3,680 Alabama State Public School
                                           & College Authority Capital
                                           Improvement Revenue              4.25   11/1/2018  $ 3,001      $    0    $    0 $  3,001
      0           100          0       100 Alabama State Housing
                                           Finance Authority RB,
                                           Collateral Mortgage
                                           Project, Series B,
                                           AMT,GNMA/FNMA/FHLMC              6.10   10/01/2020       0         100         0      100
                                                                                              --------------------------------------
                                                                                                3,001         100         0    3,101

                                           ALASKA
      0           370          0       370 Alaska State Housing Finance
                                           RB, General Meeting, Series
                                           A, MBIA, GOC                     6.10   12/01/2037       0         369         0      369
      0           500          0       500 Alaska State Housing Finance
                                           RB, Housing Development,
                                           Series A, GOC                    5.70   12/01/2029       0         471         0      471
      0           275          0       275 Alaska State Housing Finance
                                           RB, Veterans Mortgage Project,
                                           1st Series, GNMA/FNMA/FHLMC      5.40   12/01/2023       0         254         0      254
      0           400          0       400 Alaska State Student Loan RB,
                                           Series A, AMBAC, GOC, AMT        5.75   07/01/2014       0         398         0      398
      0         1,000          0     1,000 Valdez, Marine Terminal RB, BP
                                           Pipelines Project, Series A      5.85   08/01/2025       0         971         0      971
      0         1,000          0     1,000 Valdez, Marine Terminal RB, BP
                                           Pipelines Project, Series B      5.50   10/01/2028       0         917         0      917
      0         1,000          0     1,000 Valdez, Marine Terminal RB,
                                           Mobil Alaska Pipeline Project    5.75   11/01/2028       0         963         0      963
                                                                                              --------------------------------------
                                                                                                    0       4,343         0    4,343

                                           ARIZONA
  1,250             0          0     1,250 Maricopa County AZ IDA
                                           Educational Revenue Arizona
                                           Charter Schools Project
                                           Series A                         6.75     7/1/2029   1,217           0         0    1,217
  3,000             0          0     3,000 Maricopa County AZ Union
                                           School District #48 GO School
                                           Improvements                     9.00     7/1/2005   3,557           0         0    3,557
      0           500          0       500 Maricopa, Elementary School
                                           District # 068 GO, School
                                           Improvement Project, AMBAC       5.10   07/01/2011       0         499         0      499
      0           400          0       400 Maricopa, Industrial
                                           Development Authority RB,
                                           Catholic Healthcare West
                                           Project, Series A                5.00   07/01/2016       0         323         0      323
                                                                                              --------------------------------------
                                                                                                4,774         822         0    5,596

                                           ARKANSAS
  1,545             0          0     1,545 Matanuska-Susitna Boro AK        4.50     3/1/2017   1,314           0         0    1,314
                                           Independence, Pollution
      0           500          0       500 Control RB, Power & Light
                                           Project                          6.25   01/01/2021       0         489         0      489
                                                                                              --------------------------------------
                                                                                                1,314         489         0    1,803

                                           CALIFORNIA
  1,525             0          0     1,525 Los Angeles CA Community
                                           Redevelopment Agency Housing
                                           Revenue Monterey Hills
                                           Redevelopment Project Series A   8.20    12/1/2013   1,633           0         0    1,633
  6,900             0          0     6,900 Metropolitan Water District
                                           Southern  California Waterworks
                                           Revenue Series Project +         6.54    8/10/2018   7,211           0         0    7,211
                                                                  -
  1,000             0          0     1,000 Student Education Loan
                                           Marketing Corporation CA
                                           Student Loan Revenue Junior
                                           Subordinates Series IV-D1
                                           Guaranteed by Student Loans      5.88     1/1/2018     891           0         0      891
      0           500          0       500 California State Tri-City
                                           Hospital District RB, Series
                                           A, MBIA                          5.63   02/15/2017       0         502         0      502
      0           160          0       160 Los Angeles, Wastewater System
                                           RB, Series A, MBIA               5.88   06/01/2024       0         162         0      162
      0           720          0       720 Northern California Power
                                           Agency RB, Public Power Project,
                                           AMBAC, Pre-refunded @ 100 (A)    7.50   07/01/2021       0         877         0      877
      0           130          0       130 Sacramento, Municipal Utility
                                           District RB, Series E,
                                           MBIA-IBC                         5.75   05/15/2022       0         130         0      130
      0           290          0       290 San Francisco, Airport
                                           Improvement RB, United
                                           Airlines, ETM                    8.00   07/01/2013       0         340         0      340
      0           120          0       120 San Francisco, City & County
                                           RR Series A, GNMA                7.13   10/01/2016       0         125         0      125
                                                                                              --------------------------------------
                                                                                                9,735       2,136         0   11,871

                                           COLORADO
  1,420             0          0     1,420 Adams County CO SFMR Series A2   8.70     6/1/2012   1,460           0         0    1,460
                                           Arapahoe County CO Utilities
                                           Revenue Water & Wastewater
  1,750             0          0     1,750 Authority Revenue                6.25    12/1/2020   1,714           0         0    1,714
                                           Black Hawk CO Business
                                           Improvements District Special
  1,950             0          0     1,950 Assessment Series H981           7.00    12/1/2011   2,007           0         0    2,007
  1,000             0          0     1,000 Colorado HFA GO Series A         7.40     5/1/2011   1,043           0         0    1,043
  1,120             0          0     1,120 Colorado HFA SFMR Series A2      7.15    11/1/2014   1,196           0         0    1,196
  1,330             0          0     1,330 Colorado HFA SFMR Series B2      7.50    12/1/2016   1,398           0         0    1,398
  1,470             0          0     1,470 Colorado HFA SFMR Series C       7.90    12/1/2024   1,561           0         0    1,561
  1,210             0          0     1,210 Colorado HFA SFMR Series D1
                                           Remarketed 7/15/1994             8.00    12/1/2024   1,288           0         0    1,288
    805             0          0       805 Colorado HFA SFMR Series D2
                                           Remarketed 11/15/1994            8.13     6/1/2025     859           0         0      859
  1,000             0          0     1,000 Colorado HFFA Revenue Hospital
                                           Steamboat Springs Health         5.75    9/15/2022     819           0         0      819
  1,000             0          0     1,000 Colorado HFFA Revenue Steamboat
                                           Springs Health Project           5.70    9/15/2023     810           0         0      810
  5,200             0          0     5,200 Denver CO Urban Renewal
                                           Authority Tax Increment Revenue
                                           Remarketed 6/15/94               9.13     9/1/2017   5,933           0         0    5,933
  3,500             0          0     3,500 El Paso County CO GO School
                                           District  #11 Colorado Springs   7.10    12/1/2017   4,130           0         0    4,130
    195             0          0       195 Logan County CO SFMR Series A    8.50    11/1/2011     203           0         0      203
    960             0          0       960 Northern Metropolitan District
                                           CO Adams County                  6.50    12/1/2016     941           0         0      941
    410             0          0       410 Vail CO SFMR Series 1992 A       8.13     6/1/2010     438           0         0      438
      0           100          0       100 Colorado State Board of
                                           Agriculture RB, University of
                                           Southern
                                           Colorado Sports Project          8.25   05/01/2003       0         101         0      101
      0           200          0       200 Colorado State Educational &
                                           Cultural Facilities Authority
                                           RB, Core Knowledge Project       7.00   11/01/2029       0         197         0      197
      0           500          0       500 Denver, City & County Airport
                                           RB, Series E, MBIA               5.50   11/15/2025       0         476         0      476
                                           Denver, City & County RB, The
                                           Boston Lofts Project, Series A,

      0           500          0       500 FHA, AMT                         5.75   10/01/2027       0         473         0      473
      0           500          0       500 Denver, City & County School
                                           District # 1 GO, FGIC            5.25   12/01/2017       0         482         0      482
      0           420          0       420 Summit, Sports Facilities RB,
                                           Keystone Resorts Project         7.38   09/01/2010       0         467         0      467
                                                                                             ---------------------------------------
                                                                                               25,800       2,196         0   27,996

                                           CONNECTICUT
     40             0          0        40 Connecticut State HFA Housing
                                           Mortgage Finance Program
                                           Series B4                        7.30   11/15/2003      40           0         0       40
      0           115          0       115 Connecticut State Health &
                                           Educational Facilities Authority
                                           RB, New Britain General
                                           Hospital, Series B, AMBAC, GOI   6.00   07/01/2024       0         116         0      116
      0           155          0       155 Connecticut State Health &
                                           Educational Facilities Authority
                                           RB,Trinity College Project,
                                           Series E, MBIA                   5.88   07/01/2026       0         156         0      156
      0           500          0       500 Waterbury, Housing Authority
                                           RB, Section 8 Project, Series
                                           A, GNMA                          5.85   02/01/2037       0         486         0      486
                                                                                             ---------------------------------------
                                                                                                   40         758         0    798

                                           FLORIDA
     85             0          0        85 Brevard County FL HFA SFMR
                                           Series B                         7.00     3/1/2013      87           0         0       87
      0           505          0       505 Boynton Beach, Multi-Family
                                           Housing RB, Clipper Cove
                                           Apartments                       6.45   01/01/2027       0         517         0      517
      0           500          0       500 Florida State Housing Finance
                                           Agency RB, Glen Oaks Apartment
                                           Project, FNMA, AMT               5.90   02/01/2030       0         484         0      484
      0           100          0       100 Florida State University
                                           Housing Facility RB, MBIA        5.88   05/01/2014       0         102         0      102
                                                                                             ---------------------------------------
                                                                                                   87       1,103         0    1,190

                                           GEORGIA
  3,500         1,000          0     4,500 Atlanta GA Water & Wastewater
                                           Revenue Series A FGIC Insured
                                           Houston County GA Development
                                           Authority MFHR Emerald           5.50    11/1/2022   3,442         974         0    4,416
  1,500             0          0     1,500 Coast Housing Series A           7.00     8/1/2028   1,306                     0    1,306
      0         1,000          0     1,000 Atlanta, Airport Authority RB,
                                           Series A, FGIC                   5.60   01/01/2030       0         972         0      972
      0           500          0       500 Fulton, Housing Authority RB,
                                           Multi-Family Housing, Concorde
                                           Place Apartments Project,
                                           Series C, AMT, Prerefunded
                                           @ 100 (A)                        6.90   07/01/2008       0         558         0      558
      0           265          0       265 Georgia State Housing & Finance
                                           Authority RB, Homeownership
                                           Opportunity Program, Series C,
                                           FHA, GOA                         6.50   12/01/2011       0         274         0      274
                                           Georgia State Housing & Finance
                                           Authority RB, Single Family      5.85   12/01/2028       0         465         0      465
      0           485          0       485 Mortgage, Subseries B2, AMT
                                           Smyra, Hospital Authority RB,
      0           500          0       500 Ridgeview Institute Project      6.00   11/01/2028       0         404         0      404
                                                                                             ---------------------------------------
                                                                                                4,748       3,647         0    8,395

                                           HAWAII
  6,950             0          0     6,950 Hawaii State Department of
                                           Budget & Finance Special
                                           Purpose Revenue The Queens
                                           Health Systems Series A          5.75     7/1/2026   6,349           0         0    6,349
      0           500          0       500 Hawaii State Housing Finance &
                                           Development RB, Series A, FNMA,
                                           AMT                              5.75   07/01/2030       0         471         0      471
                                                                                             ---------------------------------------
                                                                                                6,349         471         0    6,820

                                           IDAHO
    900             0          0       900 Idaho Housing Agency SFMR
                                           Series C2 Prerefunded 1/1/05
                                           @102                             6.35     7/1/2015     919           0         0      919
  1,000             0          0     1,000 Idaho State Building Authority
                                           Building Revenue Series A MBIA
                                           Insured                          4.75     9/1/2025     855           0         0      855
    470             0          0       470 Pocatello ID IDA Revenue
                                           Allocation Tax Increment
                                           Series B                         7.25    12/1/2008     475           0         0      475
      0             0      1,075     1,075 Ada & Canyon Counties, Joint
                                           School District # 2 GO           5.50   07/30/2015       0           0     1,084    1,084
      0             0        500       500 Ada & Canyon Countries, Joint
                                           School District # 2 GO           5.50   07/30/2016       0           0       501      501
                                           Ammon, Urban Renewal Agency,
                                           Series B, Pre-refunded @ 100,
      0             0        120       120 LOC (A)                          6.00   08/01/2006       0           0       124      124
      0             0        500       500 Bannock County, School District
                                           # 25 GO, FGIC                    5.25   08/01/2015       0           0       492      492
                                           Bingham County, School District
      0             0        560       560 # 055 GO, MBIA                   5.65   08/01/2015       0           0       568      568
      0             0        135       135 Blackfoot, Wastewater Treatment
                                           Plant Facilities Project COP,
                                           AMBAC                            5.80   09/01/2018       0           0       139      139
      0             0        115       115 Blackfoot, Wastewater Treatment
                                           Plant Facilities Project COP,
                                           AMBAC                            5.85   09/01/2019       0           0       118      118
      0             0        500       500 Boise, Urban Renewal RB, Ada
                                           County Courts, AMBAC             5.90   08/15/2029       0           0       503      503
      0             0        500       500 Boise Airport COP, Package
                                           Facility Project, Series A,
                                           AMBAC                            5.40   08/01/2011       0           0       504      504

      0             0        365       365 Boise, Urban Renewal, Tax
                                           Increment Capital City
                                           Development Project, FSA         5.10   09/01/2014       0           0       357      357
      0             0        385       385 Boise, Urban Renewal, Tax
                                           Increment Capital City
                                           Development Project, FSA         5.15   09/01/2015       0           0       376      376
      0             0      1,000     1,000 Boise State University RB, FSA   5.00   04/01/2023       0           0       905      905
      0             0        160       160 Boise State University RB,
                                           Student Union & Housing System
                                           Project, MBIA                    5.25   04/01/2017       0           0       157      157
      0             0      1,000     1,000 Boise, Independent School
                                           District GO                      5.50   07/30/2016       0           0       996      996
      0             0        500       500 Bonneville & Bingham, School
                                           District # 93 GO, Series A,
                                           FGIC                             5.75   07/30/2007       0           0       524      524

      0             0        500       500 Bonneville & Bingham, School
                                           District # 93 GO, Series A,
                                           FGIC                             5.50   07/30/2010       0           0       516      516

      0             0        590       590 Bonneville GO, FSA
                                           School District # 93 GO,
                                           FGIC                             5.50   08/01/2016       0           0       593      593
      0             0        400       400 Canyon, School District # 132
                                           GO, FSA                          5.40   07/30/2012       0           0       406      406
      0             0        470       470 Canyon, School District # 132
                                           GO, FSA                          5.45   07/30/2014       0           0       474      474
      0             0        900       900 Canyon, School District # 132
                                           GO, FSA                          5.45   07/30/2015       0           0       904      904
      0             0        500       500 Cassia & Twin Falls, Joint
                                           School District # 151 GO, FGIC   5.38   08/01/2014       0           0       503      503
      0             0      1,000     1,000 Cassia & Twin Falls, Joint
                                           School District # 151 GO, FGIC   5.38   08/01/2016       0           0       995      995

      0             0        250       250 Elks, Health Facility Authority
                                           RB, Rehabilitation Hospital
                                           Project                          5.00   07/15/2008       0           0       224      224

      0             0        500       500 Elks, Health Facility Authority
                                           RB, Rehabilitation Hospital
                                           Project                          5.13   07/15/2013       0           0       416      416

      0             0        715       715 Elks, Health Facility Authority
                                           RB, Rehabilitation Hospital
                                           Project                          5.45   07/15/2023       0           0       559      559
      0             0        100       100 Elmore, School District # 193
                                           GO, AMBAC                        5.00   07/31/2010       0           0       100      100
      0             0        125       125 Fremont & Madison, School
                                           District # 215 GO, FSA           5.60   08/01/2014       0           0       127      127
      0             0        765       765 Fremont & Madison, School
                                           District # 215 GO, FSA           5.60   08/01/2015       0           0       773      773
      0             0        130       130 Gooding & Lincoln, Joint School
                                           District # 231 GO, FSA,
                                           Pre-refunded @ 100 (A)           6.25   02/01/2004       0           0       137      137
      0             0        100       100 Idaho State Building Authority
                                           RB, Series C, MBIA               5.60   09/01/2005       0           0       103      103
      0             0      1,150     1,150 Idaho State Building Authority
                                           RB, Series A, MBIA               5.00   09/01/2021       0           0     1,036    1,036
      0             0        250       250 Idaho State Health Facility
                                           Authority RB, Bannock Regional
                                           Medical Project                  5.25   05/01/2014       0           0       217      217
      0             0        500       500 Idaho State Health Facility
                                           Authority RB, Holy Cross Health
                                           Systems, MBIA                    5.25   12/01/2014       0           0       492      492
      0             0        500       500 Idaho State Health Facility
                                           Authority RB, Holy Cross Health
                                           Systems, MBIA                    5.00   12/01/2018       0           0       455      455
      0             0         40        40 Idaho State Health Facility
                                           Authority RB, Holy Cross Health
                                           Systems, MBIA                    5.00   12/01/2028       0           0        35       35
      0             0        150       150 Idaho State Health Facility
                                           Authority RB, IHC Hospital
                                           Project, ETM                     6.65   02/15/2021       0           0       168      168
      0             0        200       200 Idaho State Health Facility
                                           Authority RB, Magic Valley
                                           Regional Medical Center, AMBAC   5.63   12/01/2013       0           0       203      203
      0             0        130       130 Idaho State Health Facility
                                           Authority RB, Mercy Medical
                                           Center Project, Pre-refunded
                                           @102 (A)                         6.20   11/15/2002       0           0       137      137
      0             0        100       100 Idaho State Health Facility
                                           Authority RB, St. Alphonsus
                                           Regional Medical Center Project,
                                           Pre-refunded @102 (A)            6.10   12/01/2007       0           0       105      105
      0             0        960       960 Idaho State Housing & Finance
                                           Authority RB, Single Family
                                           Mortgage, Series H-2, FHA AMT    6.15   01/01/2028       0           0       956      956
      0             0        365       365 Idaho State Housing & Finance
                                           Authority RB, Single Family
                                           Mortgage, Series E-2 FHA AMT     4.95   07/01/2011       0           0       347      347
      0             0        485       485 Idaho State Housing & Finance
                                           Authority RB, Single Family
                                           Mortgage, Series I-2, FHA AMT    5.20   07/01/2020       0           0       451      451
      0             0        500       500 Idaho State University RB,
                                           Student Facility Fee, MBIA       4.90   04/01/2017       0           0       457      457
      0             0        865       865 Idaho State University RB,
                                           Student Facility Fee, Recreation
                                           Center Project, FSA              6.50   04/01/2015       0           0       942      942
      0             0        500       500 Idaho State Water Resource
                                           Board RB, Student led Loan
                                           Program, Series A                6.20   05/01/2020       0           0       500      500
      0             0        240       240 Jefferson, School District  #
                                           253 GO, MBIA                     5.50   08/01/2015       0           0       242      242
      0             0        290       290 Jerome, Lincoln & Gooding GO,
                                           School District # 2, FSA         5.00   07/31/2012       0           0       288      288
      0             0        170       170 Kootenai, School District
                                           #273 GO, AMBAC                   5.00   07/30/2017       0           0       159      159
      0             0        250       250 Lewis-Clark State College,
                                           College Facilities RB, MBIA      5.20   04/01/2017       0           0       242      242
      0             0        420       420 Madison GO, FSA                  5.40   08/01/2015       0           0       421      421
      0             0        250       250 Madison, Memorial Hospital Board
                                           COP, Asset Guaranty              5.00   12/01/2018       0           0       222      222
      0             0        215       215 McCall, Water RB, Parity Lien,
                                           FSA                              5.75   03/01/2007       0           0       224      224
      0             0        500       500 McCall, Water RB, Parity Lien,
                                           FSA                              5.85   03/01/2016       0           0       509      509

      0             0        290       290 Meridian, Free Library District
                                           GO, FSA                          5.00   08/01/2015       0           0       280      280
      0           545      1,000     1,545 Nez Perce, Pollution Control RB,
                                           Potlatch Corporation Project     6.00   10/01/2024       0         510       935    1,445
      0             0        375       375 Oneida, School District # 351
                                           GO, MBIA                         5.00   07/31/2015       0           0       360      360
      0             0        365       365 Payette, School District # 372
                                           GO, AMBAC                        6.25   07/30/2010       0           0       404      404
      0             0        100       100 Payette, School District # 372
                                           GO, Asset Guaranty, Pre-refunded
                                           @ 100 (A)                        6.75   07/31/2003       0           0       106      106
      0             0        500       500 Southern Idaho Regional Solid
                                           Waste Project COP LOC            5.45   11/01/2013       0           0       502      502
      0             0        400       400 Teton, School District # 401
                                           GO, FSA                          5.50   08/01/2010       0           0       412      412
      0             0        145       145 Twin Falls & Cassia, Joint
                                           School District # 418 GO, MBIA   5.45   08/01/2015       0           0       146      146
      0             0        400       400 Twin Falls, School District #
                                           413 GO, Cl A, AMBAC              5.25   07/30/2013       0           0       401      401
      0             0        420       420 Twin Falls, School District #
                                           413 GO, Cl A, AMBAC              5.25   07/30/2014       0           0       420      420
      0             0        195       195 Twin Falls, School District #
                                           415 GO, Asset Guaranty           5.50   08/01/2015       0           0       195      195
      0             0        200       200 University of Idaho, Student
                                           Fee RB, FSA                      5.85   04/01/2011       0           0       208      208
      0             0        500       500 University of Idaho, Student
                                           Fee RB, Kibbie & Enroll Project,
                                           Series D, FSA                    6.00   04/01/2026       0           0       507      507
      0             0        500       500 University of Idaho, Student Fee
                                           RB, University Commons Project,
                                           MBIA                             5.65   04/01/2022       0           0       503      503
      0           465          0       465 Idaho State Health Facilities
                                           Authority RB, Bannock Regional
                                           Medical Center Project           6.13   05/01/2025       0         424         0      424
                                                                                              --------------------------------------
                                                                                                2,249         934    28,365   31,548

                                           ILLINOIS
 35,000             0          0    35,000 Illinois Development Finance
                                           Authority Retirement Housing
                                           Revenue Regency Park Series A    5.92    7/15/2023   7,615           0         0    7,615
  1,000             0          0     1,000 Illinois Development Finance
                                           Authority Revenue Community
                                           Rehabilitation Providers
                                           Series A                         5.70     7/1/2019     839           0         0      839
    950             0          0       950 Illinois Development Financial
                                           Authority Revenue  Community
                                           Rehabilitation Providers
                                           Series A                         7.88     7/1/2020     850           0         0      850
  1,735             0          0     1,735 Illinois Development Financial
                                           Authority Revenue  Community
                                           Rehabilitation Providers
                                           Series A                         7.88     7/1/2020   1,975           0         0    1,975
  1,120             0          0     1,120 Illinois Development Finance
                                           Authority Revenue Community
                                           Rehabilitation Providers
                                           Series C                         5.65     7/1/2019     934           0         0      934
  4,940             0          0     4,940 Illinois Educational Facilities
                                           Authority Revenue Capital
                                           Appreciation Refunded            5.99     7/1/2014   2,066           0         0    2,066
  1,120             0          0     1,120 Illinois HFFA Revenue Edgewater
                                           Medical Center Series A          9.25     7/1/2024   1,294           0         0    1,294
  4,500             0          0     4,500 Illinois HFFA Revenue
                                           Healthcare System                6.25   11/15/2029   4,241           0         0    4,241
  1,025             0          0     1,025 Lake County, IL, Community Unit
                                           School District #116
                                           Educational Facilities Revenue
                                           Rund Lake                        7.60     2/1/2013   1,234           0         0    1,234
  7,350             0          0     7,350 Regional Transportation
                                           Authority IL Sales Tax Revenue
                                           Series D FGIC Insured            7.75     6/1/2019   9,144           0         0    9,144
      0         1,000          0     1,000 Bryant, Pollution Control RB,
                                           Central Illinois Light Project   5.90   08/01/2023       0         941         0      941

      0           500          0       500 Chicago, Board of Education GO,
                                           School Reform Board, Series A,
                                           FGIC                             5.50   12/01/2026       0         475         0      475
      0           500          0       500 Chicago, Multi-Family Housing
                                           RB, Bryne Mawr/Belle Project,
                                           GNMA, AMT                        6.13   06/01/2039       0         503         0      503
      0           520          0       520 Illinois State Health Facilities
                                           Authority RB, Holy Cross
                                           Hospital Project, GOH            6.25   03/01/2004       0         521         0      521
      0           235          0       235 Illinois State Housing
                                           Development Authority RB, Multi-
                                           Family Housing, HUD              7.00   07/01/2017       0         236         0      236
      0         1,255          0     1,255 Illinois State, Sales Tax RB,
                                           Series P                         6.50   06/15/2022       0       1,355         0    1,355
      0           500          0       500 Jackson and Williamson GO,
                                           AMBAC                            6.25   12/01/2015       0         527         0      527
      0         1,000          0     1,000 Rockford, Mortgage Authority RB,
                                           Faust Landmark Apartments,
                                           Series A, MBIA, AMT, HUD         6.75   01/01/2018       0       1,050         0    1,050
                                                                                              --------------------------------------
                                                                                               30,192       5,608         0   35,800

                                           INDIANA
      0           720          0       720 Hammod, Multi-School Building
                                           RB, First Mortgage Project,
                                           State Aid Witholding             6.13   07/15/2019       0         733         0      733
      0            25          0        25 Indiana State Toll Financial
                                           Authority RB                     6.00   07/01/2013       0          25         0       25
      0           290          0       290 Indianapolis, Local Public
                                           Improvement RB, Series B         6.00   01/10/2020       0         303         0      303
      0           105          0       105 Petersburg, Pollution Control
                                           RB, Indianapolis Power & Light
                                           Project                          6.63   12/01/2024       0         110         0      110
                                                                                              --------------------------------------
                                                                                                    0       1,171         0    1,171

                                           IOWA
  1,225             0          0     1,225 Iowa Finance Authority SFMR
                                           Mortgage Backed Securities
                                           Program Series B                 6.95     7/1/2024   1,275           0         0    1,275
    185             0          0       185 Iowa Finance Authority SFMR
                                           Series B                         7.45     7/1/2023     191           0         0      191
      0         1,000          0     1,000 Iowa City, Sewer RB, MBIA        5.75     7/1/2021       0       1,000         0    1,000
      0           485          0       485 Iowa State Finance Authority RB,
                                           Series F, GNMA/FNMA              5.70     1/1/2027       0         466         0      466
      0           200          0       200 Iowa State Hospital Facility RB,
                                           Sisters of Mercy Health Project,
                                           Series N, FSA                    6.25    2/15/2022       0         204         0      204
                                                                                              --------------------------------------
                                                                                                1,466       1,670         0    3,136

                                          KANSAS
  3,175             0          0    3,175 Kansas State DOT Highway Revenue
                                          Series A                          7.25     9/1/2008   3,649           0         0    3,649
  3,175             0          0    3,175 Sedgwick & Shawnee Counties KS
                                          SFMR Mortgage Backed Securities
                                          Series A2 Collateralized by GNMA  6.70     6/1/2029   4,086           0         0    4,086
                                                                                              --------------------------------------
                                                                                                7,735           0         0    7,735

                                          KENTUCKY
      0           500          0      500 Kentucky State Economic
                                          Development Finance RB,
                                          Appalachian                       5.88   10/01/2022       0         338         0      338
                                          Hospital System
      0           100          0      100 University of Louisville,
                                          Consolidated Educational
                                          Building, School Board
                                          Guaranty RB, Series H             5.88   05/01/2011       0         103         0      103
                                                                                              --------------------------------------
                                                                                                    0         441         0      441

                                          LOUISIANA
    235             0          0      235 Louisiana Public Facilities
                                          Authority Revenue Student Loan LA
                                          Opportunity Loans Series A        6.85     1/1/2009     244           0         0      244

  2,000             0          0    2,000 Louisiana Stadium & Exposition
                                          District Hotel Occupancy Tax &
                                          Stadium Revenue                   4.75     7/1/2021   1,717           0         0    1,717
  5,000             0          0    5,000 Rapides Parish LA Housing &
                                          Mortgage Finance Authority Capital
                                          Appreciation Revenue Series C     7.45    7/10/2014   1,882           0         0    1,882
  2,900             0          0    2,900 St. Bernard Parish LA Housing
                                          Mortgage Authority SFMR Series
                                          1992 C                            7.65    7/10/2014   1,026           0         0    1,026

      0         1,000          0    1,000 Louisiana State, Stadium &
                                          Exposition District RB, Series B,
                                          FGIC                              5.00   07/01/2026       0         873         0      873
                                                                                              --------------------------------------
                                                                                                4,869         873         0    5,742

                                          MAINE
      0         1,000          0    1,000 Maine State Housing Authority RB,
                                          Series D2, AMT                    5.90   11/15/2025       0         967         0      967

                                          MASSACHUSETTS
  5,325             0          0    5,325 Massachusetts Bay Transportation
                                          Authority General Transportation
                                          System Revenue Series B           6.20     3/1/2016   5,765           0         0    5,765
  4,490             0          0    4,490 Massachusetts EDFA Revenue Series
                                          C MBIA  Insured                   4.80    12/1/2010   4,233           0         0    4,233
  2,500             0          0    2,500 Massachusetts State College
                                          Building Authority  Educational
                                          Facilities Revenue Series A       7.50     5/1/2014   3,006           0         0    3,006

  2,235             0          0    2,235 Massachusetts State Development
                                          Finance Agency Resource Recovery
                                          Revenue Ogden Haverhill Project
                                          Series B                          5.30    12/1/2014   1,939           0         0    1,939
  2,500             0          0    2,500 Massachusetts State Health &
                                          Educational Facilities Authority
                                          Revenue Caritas Christi
                                          Obligations Group A               5.70     7/1/2015   2,107           0         0    2,107
  1,000             0          0    1,000 Massachusetts State HFA
                                          Residential Development FNMA
                                          Collateralized                    6.90   11/15/2021   1,047           0         0    1,047
    750             0          0      750 Massachusetts State HFA SFMR
                                          Series 26                         5.60     6/1/2023     696           0         0      696
 10,000             0          0   10,000 Massachusetts State Turnpike
                                          Authority Metropolitan Highway
                                          System Revenue Series A           4.75     1/1/2034   8,266           0         0    8,266
    380             0          0      380 New Bedford MA IDA Revenue
                                          Aerovox Incorporated Project
                                          Series 1982                       7.42     7/1/2002     382           0         0      382
      0           200          0      200 Massachusetts State Health &
                                          Education Authority RB,
                                          Melrose-Wakefield Hospital,
                                          Series B, GOH, ETM                5.88   07/01/2018       0         207         0      207
      0           400          0      400 Massachusetts State Water
                                          Pollution Authority RB, MWRA
                                          Project, Subseries A              6.00   08/01/2023       0         406         0      406
                                                                                              --------------------------------------
                                                                                               27,441         613         0   28,054

                                          MICHIGAN
  2,990             0          0    2,990 Michigan State HFFA Revenue Henry
                                          Ford Health System Series A       6.00   11/15/2019   2,916           0         0    2,916
  2,760             0          0    2,760 Wayland MI USD GO FGIC Insured    8.00     5/1/2010   3,373           0         0    3,373
                                                                                              --------------------------------------
                                                                                                6,289           0         0    6,289

                                          MINNESOTA
    500             0          0      500 Austin MN Housing & Redevelopment
                                          Authority Governmental Housing
                                          Gross Revenue Courtyard Residence
                                          Project Series A                  7.25     1/1/2032    503            0         0      503

    290             0          0      290 Minneapolis St. Paul MN Housing
                                          Finance Board SFMR Phase IX       7.30     8/1/2031    296            0         0      296

                                          Minneapolis St. Paul Housing &
                                          Redevelopment Authority RB,
      0           500          0      500 Group Health Plan Project         6.90   10/15/2022      0          502         0      502
                                                                                              --------------------------------------
                                                                                                 799          502         0    1,301

                                          MISSOURI
      0           500          0      500 Boone, Public Water Supply RB,
                                          District # 07                     5.50   05/01/2029      0          442         0      442
      0           650          0      650 Health & Educational Facilities
                                          Authority MBIA SSM Health Care
                                          Projects Series B RB                                     0          671         0      671
      0           200          0      200 Springfield, Public Building
                                          Leasehold RB, Parks Department
                                          Improvement Project, FSA          5.90   11/01/2014      0          208         0      208
                                                                                             ---------------------------------------
                                          Total Missouri                                           0        1,321         0    1,321


                                          NEBRASKA
      0           150          0      150 Lincoln-Lancaster, Public
                                          Building Commission RB, Tax
                                          Supported Lease Rental, GOC       6.00   10/15/2026      0          152         0     152
                                          Total Nebraska


                                          NEVADA
  2,000             0          0    2,000 Clark County NV IDR Nevada
                                          Power Company Project Series A    5.90    11/1/2032  1,717            0         0    1,717
      0           180          0      180 Nevada State Housing Division RB,
                                          Single Family Program, Series
                                          C-1, FHA                          6.50   10/01/2016      0          185         0      185
      0           280          0      280 Nevada State Housing Division RB,
                                          Multi-Unit Housing, Saratoga
                                          Palms, AMT, FNMA                  6.25   10/01/2016      0          284         0      284
                                                                                             ---------------------------------------
                                                                                               1,717          469         0    2,186

                                          NEW HAMPSHIRE
      0         1,170          0    1,170 New Hampshire State Higher
                                          Educational & Health Facilities
                                          Authority RB, Androscoggin
                                          Valley Hospital                   5.80   11/01/2027      0        1,333         0    1,333

                                          NEW JERSEY
  1,570             0          0    1,570 New Jersey Health Care Facilities
                                          Financing Authority Revenue
                                          Englewood Hospital & Medical
                                          Center                            6.50     7/1/2009  1,546            0         0    1,546
  1,250             0          0    1,250 New Jersey State Housing &
                                          Mortgage Finance Agency MFHR
                                          Presidential Plaza FHA Insured    7.00     5/1/2030  1,301            0         0    1,301
      0           140          0      140 New Jersey State Health Care
                                          Facility Financing Authority RB,
                                          Raritan Bay Center                7.25   07/01/2027      0          124         0      124
                                                                                             ---------------------------------------
                                                                                               2,847          124         0    2,971

                                          NEW MEXICO
  3,040             0          0    3,040 Bernalillo County NM Gross
                                          Receipts Tax Revenue Bonds        5.20     4/1/2021  2,876            0         0    2,876
  1,475             0          0    1,475 Bernalillo County NM Gross
                                          Receipts Tax Revenue Bonds        5.25     4/1/2027  1,390            0         0    1,390
  3,500             0          0    3,500 Bernalillo County NM Gross
                                          Receipts Tax  Revenue Bonds
                                          Series B                          5.70     4/1/2027  3,508            0         0    3,508
  2,000             0          0    2,000 Farmington NM PCR Public
                                          Service Company San Juan Project
                                          Series D                          6.38     4/1/2022  1,891            0         0    1,891
    690             0          0      690 Hobbs NM SFMR                     8.75     7/1/2011    748            0         0      748

  6,585             0          0    6,585 Santa Fe County NM Correctional
                                          Systems Revenue FSA Insured       6.00     2/1/2027  6,836            0         0    6,836
      0           375          0      375 Carlsbad, Multi-Family Housing
                                          RB, Colonial Hillcrest            7.38   08/01/2027      0          366         0      366
      0           430          0      430 Southeastern New Mexico
                                          Affordable Housing RB, Casa
                                          Hermosa Apartments                7.25   12/01/2027      0          396         0      396
                                                                                             ---------------------------------------
                                                                                              17,249          762         0   18,011

                                          NEW YORK
  2,400             0          0    2,400 New York NY City Transitional
                                          Finance Authority Revenue         4.75     5/1/2023  2,053            0         0    2,053
  1,480             0          0    1,480 New York NY GO Series B1
                                          Prerefunded 8/15/04 @ 101         7.30    8/15/2010  1,635            0         0    1,635
  1,340             0          0    1,340 New York NY GO Series B1
                                          Prerefunded 8/15/04 @ 101         7.38    8/15/2013  1,484            0         0    1,484

      0         1,000          0    1,000 New York State Dormitory
                                          Authority RB, Menorah Campus,
                                          FHA                               6.10   02/01/2037      0          996         0      996

      0           280          0      280 New York State Local Government
                                          Assistance RB, Series A, GOC      6.00   04/01/2024      0          283         0      283
      0           100          0      100 New York State Medical Care
                                          Facilities RB, Series E, MBIA,
                                          Pre-refunded @ 102 (A)            6.50   08/15/2004      0          109         0      109
      0         1,000          0    1,000 New York State Metropolitan
                                          Transportation Authority RB,
                                          Series C1                         5.63   07/01/2027      0          953         0      953
      0           270          0      270 New York State Unrefunded Balance
                                          GO, Series E                      6.00   08/01/2026      0          271         0      271
      0           485          0      485 Newark-Wayne, Community Hospital
                                          RB, Series A, GOH                 7.60   09/01/2015      0          493         0      493
      0           500          0      500 United Nations Development RB,
                                          Series B, GOC                     5.60   07/01/2026      0          477         0      477
                                                                                             ---------------------------------------
                                                                                               5,172        3,582         0    8,754

                                          NORTH CAROLINA
  4,000             0          0    4,000 North Carolina Eastern Municipal
                                          Power Revenue Series B            5.70     1/1/2017  3,705            0         0    3,705
      0           375          0      375 North Carolina State Eastern
                                          Municipal Power Agency RB, Series
                                          A, ETM                            4.00   01/01/2018      0          309         0      309
      0         1,000          0    1,000 North Carolina State Eastern
                                          Municipal Power Agency RB, Series
                                          A, Pre-refunded @ 100 (A)         6.00   01/01/2022      0        1,045         0    1,045
      0           500          0      500 North Carolina State Medical Care
                                          Commission RB, Firsthealth of the
                                          Carolinas                         4.75   10/01/2026      0          405         0      405
      0           500          0      500 North Carolina State Municipal
                                          Power Agency RB, Series B         6.00   01/01/2020      0          477         0      477
                                                                                              --------------------------------------
                                                                                               3,705        2,236         0    5,941

                                          NORTH DAKOTA
      0           255          0      255 Fargo, Multi-Family Housing RB    7.13   02/01/2026       0         235         0      235
      0           260          0      260 North Dakota State Housing
                                          Finance Agency RB, Home Mortgage,
                                          Series C, AMT                     5.95   07/01/2017       0         265         0      265
      0           335          0      335 North Dakota State Housing
                                          Finance Agency RB, Home Mortgage,
                                          Series C, AMT                     6.10   07/01/2028       0         330         0      330
                                                                                             ---------------------------------------
                                                                                                    0         830         0      830

                                          OHIO
  2,000             0          0    2,000 Pike County OH Hospital
                                          Facilities Revenue Pike Health
                                          Services Incorporated Project     7.00     7/1/2022   1,836           0         0    1,836
      0           500          0      500 Butler, Hospital Facilities RB,
                                          Middletown Hospital               5.00   11/15/2028       0         393         0      393
      0         1,000          0    1,000 Erie, Franciscan Service RB,
                                          Providence Hospital               6.00   01/01/2013       0         980         0      980
      0           250          0      250 Johnstown, Waterworks System RB   6.00   12/01/2017       0         240         0      240
      0           600          0      600 Mason, Tax Increment Financing
                                          Authority,  J. W. Harris
                                          Development Ltd. Project, LOC     5.30   12/01/2018       0         537         0      537
      0            76          0       76 Montgomery, Special Assessment
                                          GO, Montgomery Woods Project      6.00   12/01/2017       0          76         0       76

      0           500          0      500 Oak Hills, Local School District
                                          GO, Series A                      5.70   12/01/2025       0         489         0      489
      0           400          0      400 Perrysburg, School District GO,
                                          Exempt Village School District    5.35   12/01/2025       0         370         0      370
                                                                                             ---------------------------------------
                                                                                                1,836       3,085         0    4,921

                                          OKLAHOMA
    200             0          0      200 Pryor Creek OK, EDA Mortgage
                                          Revenue Series A                  7.13     7/1/2021     202           0         0      202
    365             0          0      365 Tulsa County OK HFA Mortgage
                                          Revenue GNMA Collateralized
                                          Series B                          7.55     5/1/2023     373           0         0      373
    405             0          0      405 Tulsa County OK HFA Mortgage
                                          Revenue GNMA Collateralized
                                          Series C                          7.10     6/1/2022     414           0         0      414
  1,245             0          0    1,245 Tulsa OK IDA Revenue University
                                          of Tulsa Series A MBIA Insured    6.00    10/1/2016   1,321           0         0    1,321
                                                                                              --------------------------------------
                                                                                                2,310           0         0    2,310

                                          OREGON
  1,500             0          0    1,500 Klamath Falls OR Electric Revenue
                                          Lien-Klamath Cogen Project        5.88     1/1/2016   1,343           0         0    1,343
  8,500             0          0    8,500 Klamath Falls OR Electric Revenue
                                          Lien-Klamath Cogen Project        6.00     1/1/2025   7,475           0         0    7,475
  1,000             0          0    1,000 Oregon State Health Housing
                                          Educational & Cultural Facilities
                                          Authority                         5.25    10/1/2016     781           0         0      781
  2,000             0          0    2,000 Washington County OR Housing
                                          Authority Revenue Affordable
                                          Housing Pool Series A             6.13     7/1/2029   1,811           0         0    1,811
      0           500          0      500 Lane, School District # 52,
                                          School Board Guaranty GO          5.63   06/15/2020       0         496         0      496
      0           500          0      500 Oregon State Economic Development
                                          RB, Pacific Corporation Project,
                                          Series 183, AMT                   5.70   12/01/2025       0         443         0      443
                                                                                              --------------------------------------
                                                                                               11,410         939         0   12,349

                                          PENNSYLVANIA
  2,000             0          0    2,000 Carbon County PA Industrial
                                          Development Authority Revenue
                                          Panther Creek Partners
                                          Project                           6.70     5/1/2012   2,002           0         0    2,002
  2,250             0          0    2,250 Chester County PA Health &
                                          Education Facilities Authority
                                          Revenue Jefferson Health System
                                          Series B                          5.38    5/15/2027   1,885           0         0    1,885
  4,230             0          0    4,230 Cumberland County PA Municipal
                                          Authority Revenue Carlisle
                                          Hospital & Health                 6.80   11/15/2023   3,854           0         0    3,854
  1,375             0          0    1,375 Montgomery County PA Higher
                                          Education & Health Authority
                                          Revenue Montgomery Hospital
                                          Medical Center Project Series B   6.60     7/1/2010   1,351           0         0    1,351
    500             0          0      500 Pennsylvania State Higher
                                          Education Assistance Agency
                                          Student Loan Revenue Series A
                                          AMBAC Insured                     7.05    10/1/2016     536           0         0      536
  6,000             0          0    6,000 Pennsylvania State Higher
                                          Education Assistance Agency
                                          Student Loan Revenue Series A
                                          AMBAC Insured +                   7.60     3/1/2022   6,120           0         0    6,120
                                                        -
  4,500             0          0    4,500 Philadelphia PA School District
                                          GO Series A MBIA Insured          4.50     4/1/2023   3,702           0         0    3,702
      0           500          0      500 Allegheny, Hospital Development
                                          Authority RB, St Francis Medical
                                          Center Project                    5.75   05/15/2017       0         412         0      412
      0           500          0      500 Allentown, Hospital Authority RB,
                                          Sacred Heart Hospital of
      0           500          0      500 Allentown                         6.75   11/15/2014       0         491         0      491
                                          Dauphin, General Authority Office
                                          RB, Office & Packaging Project,
                                          Series A                          6.00   01/15/2025       0         442         0      442

      0           500          0      500 Delaware, Hospital Authority RB,
                                          Crozer-Chester Medical Center     6.00   12/15/2020       0         428         0      428
      0           100          0      100 Pennsylvania State GO             9.00   10/01/2000       0         101         0      101
      0           750          0      750 Pennsylvania State Housing
                                          Finance Agency RB, Single Family
                                          Mortgage, Series 39B, AMT         6.88   10/01/2024       0         774         0      774
      0         1,250          0    1,250 Pennsylvania State Housing
                                          Finance Agency RB, Single Family
                                          Mortgage, Series 59A, GOA, AMT    5.80   10/01/2029       0       1,195         0    1,195
      0           500          0      500 Scranton-Lackawanna, Health &
                                          Welfare Authority RB, Moses
                                          Taylor Hospital Project           6.25   07/01/2020       0         429         0      429
      0           500          0      500 Warren, Hospital Authority RB,
                                          Warren General Hospital Project,
                                          Series A, GOH                     6.90   04/01/2011       0         502         0      502
      0           500          0      500 Washington, Hospital Authority
                                          RB, Canonsburg General Hospital
                                          Project, Pre-refunded @ 102 (A)   7.35   06/01/2003       0         486         0      486
                                                                                             ---------------------------------------
                                                                                               19,450       5,260         0   24,710

                                          PUERTO RICO
      0             0        735      735 Puerto Rico Commonwealth Highway
                                          & Transportation Authority
                                          Highway RB, Series Z, FSA         6.25   07/01/2016       0           0       812      812
      0             0        400      400 Puerto Rico Commonwealth Highway
                                          & Transportation Authority
                                          Highway RB, Series Z, MBIA        6.25   07/01/2013       0           0       441      441
      0             0        500      500 Puerto Rico Commonwealth Highway
                                          & Transportation Authority
                                          Highway RB, Series Y, FSA         6.25   07/01/2014       0           0       551      551
      0             0        250      250 Puerto Rico Commonwealth Highway
                                          & Transportation Authority
                                          Highway RB Series Y, MBIA         5.50   07/01/2026       0           0       244      244
                                                                                             ---------------------------------------
                                                                                                    0           0     2,048    2,048

                                          RHODE ISLAND
      0           325          0      325 Rhode Island Depositors Economic
                                          Protection Corporation, Special
                                          Obligation RB, Series A, ETM      6.38   08/01/2022       0         352         0      352
      0           150          0      150 Rhode Island State, Convention
                                          Center Authority RB, Series A,
                                          AMBAC                             5.75   05/15/2020       0         149         0      149
      0         1,000          0    1,000 Rhode Island State Housing &
                                          Mortgage Finance RB, Series 23,
                                          AMT                               5.95   04/01/2029       0         970         0      970
                                                                                            ----------------------------------------
                                                                                                    0       1,471         0    1,471

                                          SOUTH CAROLINA
  8,800             0          0    8,800 Connector 2000 Association
                                          Incorporated SC Toll Road Revenue
                                          Southern Connector Project
                                          Series B                          5.73     1/1/2017   2,466           0         0    2,466
  9,100             0          0    9,100 Connector 2000 Association
                                          Incorporated SC Toll Road Revenue
                                          Southern Connector Project
                                          Series B                          5.75     1/1/2018   2,349           0         0    2,349
  9,400             0          0    9,400 Connector 2000 Association
                                          Incorporated SC Toll Road Revenue
                                          Southern Connector Project
                                          Series B                          5.75     1/1/2019   2,245           0         0    2,245
  1,000             0          0    1,000 Loris SC Community Hospital
                                          District Hospital Revenue
                                          Series B                          5.63     1/1/2029     805           0         0      805
      0           500          0      500 South Carolina State Connector
                                          2000 Association RB, Toll Road
                                          Project, (B)                      5.85 + 01/01/2031       0          48         0       48
      0         1,000          0    1,000 University of South Carolina RB,
                                          MBIA                              5.75   06/01/2026       0         995         0      995
                                                                                              --------------------------------------
                                                                                                7,865       1,043         0    8,908

                                          SOUTH DAKOTA
  3,500             0          0    3,500 South Dakota State HEFA Revenue
                                          Huron Regional Medical Center     7.30     4/1/2016   3,545           0         0    3,545
      0           500          0      500 South Dakota State Health &
                                          Education Facilities RB, Huron
                                          Regional Medical Center           7.25   04/01/2020       0         506         0      506
                                                                                              --------------------------------------
                                                                                                3,545         506         0    4,051

                                          TENNESSEE
 14,250             0          0   14,250 Metropolitan Governments of
                                          Nashville & Davidson County TN
                                          Health & Educational Facilities
                                          Revenue Volunteer Health Care     5.72     6/1/2021   3,468           0         0    3,468
      0           500          0      500 Nashville & Davidson Counties,
                                          Health & Education Facility RB,
                                          Open Arms Development Center      5.00   08/01/2012       0         467         0      467
                                                                                              --------------------------------------
                                                                                                3,468         467         0    3,935

                                          TEXAS
    320             0          0      320 Baytown TX Housing Finance
                                          Corporation SFMR Series 1992 A    8.50     9/1/2011     354           0         0      354
  1,535             0          0    1,535 Beaumont TX Housing Finance
                                          Corporation Revenue               9.20     3/1/2012   1,729           0         0    1,729
  2,900             0          0    2,900 Brazos River Authority TX
                                          Utilities Revenue Houston
                                          Industries Incorporated
                                          Project Series A                  5.13     5/1/2019   2,665           0         0    2,665
  2,000             0          0    2,000 Columbia & Brazoria TX
                                          Independent School District GO
                                          PSFG Insured                      4.75     2/1/2025   1,697           0         0    1,697
  1,145             0          0    1,145 Corpus ChristiTX HFA Housing
                                          Revenue Series A MBIA Insured     7.70     7/1/2011   1,210           0         0    1,210
  2,150             0          0    2,150 Cypress Fairbanks TX Independent
                                          School District PSFG Insured      4.75    2/15/2022   1,843           0         0    1,843
  2,395             0          0    2,395 Desoto TX Housing Finance
                                          Corporation MFHR Windsor
                                          Foundation Project Series A       7.00     2/1/2025   2,633           0         0    2,633
    180             0          0      180 El Paso TX Housing Finance
                                          Corporation SFMR Series A         8.75    10/1/2011     197           0         0      197
  2,000             0          0    2,000 Fort Bend TX Independent School
                                          District Public School Financed
                                          Insured                           5.38    2/15/2024   1,891           0         0    1,891
    220             0          0      220 Galveston County TX Property
                                          Finance Authority Incorporated
                                          SFMR Series A                     8.50     9/1/2011     237           0         0      237
  1,300             0          0    1,300 Grape Creek-Pulliam TX
                                          Independent School District
                                          Public Facilities Corporation GO  7.25    5/15/2021   1,374           0         0    1,374
  1,115             0          0    1,115 Harlandale TX Independent School
                                          District Public Facilities
                                          Corporation Lease Revenue
                                          Educational Facilities Revenue    5.50   10/15/2012   1,069           0         0    1,069
  3,690             0          0    3,690 Houston TX Housing Finance
                                          Corporation SFMR  Series A-1      8.00     6/1/2014   3,927           0         0    3,927
  2,250             0          0    2,250 Houston TX Housing Finance
                                          Corporation SFMR  Series B-1      8.00     6/1/2014   2,418           0         0    2,418
  1,000             0          0    1,000 La Porte TX GO Independent
                                          School District PSFG Insured      4.25    2/15/2018     820           0         0      820
  1,000             0          0    1,000 La Porte TX GO Independent
                                          School District PSFG Insured      4.25    2/15/2019     810           0         0      810
  3,075             0          0    3,075 Lufkin TX Health Facilities
                                          Development Corporation Health
                                          System Revenue Memorial Health
                                          System of East Texas              6.88   2/15/2026    2,842           0         0    2,842
  1,005             0          0    1,005 Port Arthur TX Housing Finance
                                          Corporation SFMR                  8.70    3/1/2012    1,101           0         0    1,101
  4,180             0          0    4,180 San Antonio TX Higher Education
                                          Authority Incorporated
                                          Educational Facilities Revenue    7.13   11/1/2015    4,398           0         0    4,394
  2,200             0          0    2,200 Texas State Department of
                                          Housing & Community Affairs
                                          SFMR Series A                     8.10    9/1/2015    2,392           0         0    2,392
  1,040             0          0    1,040 Texas State PFA Building Revenue
                                          State Preservation Board
                                          Series A AMBAC Insured            4.50    2/1/2017      886           0         0      886

    295             0          0      295 Travis County TX Housing Finance
                                          Corporation Residential Mortgage
                                          Revenue GNMA/FNMA Mortgage
                                          Backed Securities Series A        7.00   12/1/2011      303           0         0      303
      0           500          0      500 Beaumont, Multi-Family Housing
                                          RB, Park Shadows Project, FNMA    6.45  06/15/2022        0         499         0      499
      0           325          0      325 Carroll, Independent School
                                          District GO, PSFG                 6.75  08/15/2020        0         367         0      367
      0           700          0      700 Denison, Hospital Authority RB,
                                          Texoma Medical Center Project     6.13  08/15/2017        0         584         0      584
      0           500         0       500 Harris County, Industrial
                                          Development RB, Gatx Terminals
                                          Project                           6.95  02/01/2022        0         516         0      516
      0           200         0       200 Socorro, Independent School
                                          District GO                       5.75  02/15/2021        0         210         0      210
      0           160         0       160 Texarkana, Health Facilities RB,
                                          Wadley Regional Medical Center,
                                          Series B, MBIA                    6.00  10/01/2017        0         166         0      166
                                                                                             ---------------------------------------
                                                                                               36,796       2,342         0   39,138

                                          UTAH
  1,450           410         0     1,860 Salt Lake County UT EDFA Revenue
                                          Westminster College Project       5.75   10/1/2027    1,313         385         0    1,698
  1,100             0         0     1,100 Utah State Board Regents Student
                                          Loan Revenue Amortized Series H   6.70   11/1/2015    1,140           0         0    1,140
    500             0         0       500 Utah State Board Regents Student
                                          Loan Revenue Series F             7.45   11/1/2008      515           0         0      515
      5             0         0         5 Utah State HFA SFMR Series D2     6.45    1/1/2011        5           0         0        5
 11,500             0         0    11,500 Weber County UT Hospital Revenue
                                          IHC Health Service Incorporated
                                          AMBAC Insured                     5.00   8/15/2030    9,835           0         0    9,835
      0           500         0       500 Provo City, Housing Authority
                                          RB, Lookout Pointe Apartments,
                                          GNMA                              5.80  07/20/2022        0         485         0      485
      0           275         0       275 Salt Lake City, Metropolitan
                                          Water Division RB, FGIC           4.10  08/01/2004        0         244         0      244
      0           250         0       250 Utah State Building Ownership
                                          Authority Lease RB, Student
                                          Facilities Master Lease,
                                          Series C, FSA                     5.50  05/15/2019        0         247         0      247
      0            95         0        95 Utah State Housing Finance
                                          Agency RB, Single Family
                                          Mortgage, FHA                     6.80  01/01/2012        0          98         0       98
      0         1,000         0     1,000 Weber County, Municipal Building
                                          Authority RB, MBIA                5.75  12/15/2019        0         992         0      992
                                                                                             ---------------------------------------
                                                                                               12,808       2,451         0   15,259

                                           VERMONT
      0           365         0       365  Vermont State Housing Finance
                                           Agency RB, Series 9, MBIA, AMT   6.00  05/01/2037        0         357         0      357
      0           900         0       900  Vermont State Student
                                           Assistance Financing RB,
                                           Series B, FSA, AMT               6.70  12/15/2012        0         944         0      944
                                                                                             ---------------------------------------
                                                                                                    0       1,301         0    1,301

                                          VIRGINIA
  3,000             0         0     3,000 Fairfax County VA Redevelopment
                                          & Housing Authority MFHR Burke
                                          Shire Commons                     7.60   10/1/2036    3,105           0         0    3,105
      0         1,000         0     1,000 Chesapeake Bay Bridge and Tunnel
                                          Commission RB, General
                                          Resolution, MBIA                  5.50  07/01/2025        0         979         0      979
                                                                                             ---------------------------------------
                                                                                                3,105         979         0    4,084

                                          WASHINGTON
  1,748             0         0     1,748 Kitsap County WA Housing
                                          Authority Revenue MFHR Bonds
                                          Low IncomeHousing Collaterized
                                          by GNMA                           7.10   8/20/2016    1,947           0         0    1,947

  6,205             0         0     6,205 Port Longview WA Revenue
                                          Series A                          5.00   12/1/2014    5,567           0         0    5,567
  1,100             0         0     1,100 Vancouver WA Housing Authority
                                          Revenue Springbrook Square        5.65    3/1/2031      930           0         0      930
  2,750             0         0     2,750 Washington Public Power Supply
                                          System Power  Revenue Nuclear
                                          Project #2 Series A               6.00    7/1/2007    2,894           0         0    2,894
  4,000             0         0     4,000 Washington State Housing Finance
                                          Commission Nonprofit Housing
                                          Revenue Ocean Ridge Apartments
                                          Project Series A                  5.25    7/1/2002    3,990           0         0    3,990
  1,145             0         0     1,145 Washington State Housing Finance
                                          Commission SFMR GNMA/FNMA
                                          Collateralized Series E           7.10    7/1/2022    1,169           0         0    1,169
  2,000             0         0     2,000 Washington State Public Power
                                          Supply System Power Revenue
                                          Nuclear Project #2 Series A       5.13    7/1/2018    1,830           0         0    1,830
  4,980             0         0     4,980 Washington State University
                                          Washington Education Lease
                                          Revenue 4225 Roosevelt Project
                                          Series A                          5.38    6/1/2029    4,626           0         0    4,626
  3,000             0         0     3,000 Yakima County WA School
                                          District #007 GO MBIA Insured     6.75   12/1/2006    3,301           0         0    3,301
      0           500         0       500 Clark County, School District
                                          # 98 GO, MBIA                     6.15  12/01/2015        0         524         0      524
      0           110         0       110 King County GO, MBIA              6.13  01/01/2033        0         111         0      111
      0           820         0       820 Pilchuck, State Development RB,
                                          Tramco Project, AMT               6.00  08/01/2023        0         773         0      773
      0        1,000         0      1,000 Seattle, Low Income Housing
                                          Assistance Authority RB, Kin On   7.40  11/20/2036        0       1,105         0    1,105
                                          Project, GNMA
      0          500         0        500 Seattle, Water Systems RB,
                                          Series B, FGIC                    6.00  07/01/2029        0         504         0      504
      0          220         0        220 Snohomish County, Public
                                          Utility RB, District # 001, FGIC  6.00  01/01/2018        0         222         0      222
      0          110         0        110 Stevens County, Water Power RB,
                                          Kettle Project                    6.00  12/01/2023        0         106         0      106
      0          250         0        250 Washington State GO, Series
                                          W & At-7                          6.40  06/01/2017        0         273         0      273
      0          250         0        250 Washington State Housing
                                          Finance RB, Seattle University
                                          Auxiliary Services Project, LOC   5.30  07/01/2031        0         220         0      220
                                                                                             ---------------------------------------
                                                                                               26,254       3,838         0   30,092

                                          WASHINGTON D.C.
  8,300            0         0      8,300 Washington DC Convention Center
                                          Authority Dedicated Tax Revenue   4.75   10/1/2028    6,851           0         0    6,851

                                          WEST VIRGINIA
     0           140         0        140 West Virginia State Hospital
                                          Financing Authority RB, Fairmont
                                          General Hospital, GOH             6.75  03/01/2014        0         137         0      137

                                          WISCONSIN
 1,750             0         0      1,750 Wisconsin Center District Tax
                                          Revenue JR Dedicated FSA Insured  5.25  12/15/2023    1,655           0         0    1,655
 4,950             0         0      4,950 Wisconsin Center District Tax
                                          Revenue JR Dedicated FSA Insured  5.25  12/15/2027    4,643           0         0    4,643
     0           145         0        145 Wisconsin State GO, Series D, AMT 5.80  05/01/2020        0         143         0      143
     0         1,000         0      1,000 Wisconsin State Health &
                                          Education Facilities RB,
                                          Franciscan Skemp Medical Center   6.13  11/15/2015        0       1,025         0    1,025
     0           550         0        550 Wisconsin State Housing &
                                          & Economic Development RB,
                                          Series A, GOA                     6.00  09/01/2015        0         555         0      555
                                                                                             ---------------------------------------
                                                                                                6,298       1,723         0    8,021

                                          WYOMING
     0           500         0        500 Jackson, National Rural
                                          Utilities RB, Lower Valley
                                          Power & Light, Series B, AMT      5.88  05/01/2026        0         482         0      482
     0           600         0        600 Teton County, Hospital
                                          District RB                       5.80  12/01/2017        0         586         0      586

     0           420         0        420 Wyoming State Community
                                          Development Authority RB,
                                          Series 4, AMT                     5.85  06/01/2028        0         402         0      402
     0         1,000         0      1,000 Wyoming State Community
                                          Development Authority RB,
                                          Series A, FHA                     6.00  06/01/2023        0         999         0      999
                                                                                             ---------------------------------------
                                                                                                    0       2,469         0    2,469

                                          TOTAL MUNICIPAL BONDS                               309,574      67,664    30,413  407,651

               SHARES
-----------------------------------------
                                          CLOSED-END MUTUAL FUNDS

   60,485          0         0     60,485 Black Rock Strategic Municipal Trust                    760           0         0      760
  357,724          0         0    357,724 Dreyfus Municipal Income Fund                         2,705           0         0    2,705
   75,530          0         0     75,530 Dreyfus Strategic Municipal Bond Fund                   609           0         0      609
  261,246          0         0    261,246 Dreyfus Strategic Municipals Fund                     2,090           0         0    2,090
    8,585          0         0      8,585 Eaton Vance Municipal Income Trust                       93           0         0       93
  100,136          0         0    100,136 Municipal Advantage Fund Incorporated                 1,114           0         0    1,114
   24,112          0         0     24,112 Municipal Partners Fund                                 285           0         0      285
  115,082          0         0    115,082 Nuveen Dividend Advantage Municipal Fund              1,410           0         0    1,410
  189,766          0         0    189,766 Nuveen Insured Municipal Opportunity Fund             2,467           0         0    2,467
  105,143          0         0    105,143 Nuveen Premium Income Municipal Fund                  1,255           0         0    1,255
   91,608          0         0     91,608 Seligman Select Municipal Fund                          859           0         0      859
   57,005          0         0     57,005 Van Kampen Advantage Municipal Income Trust             723           0         0      723
   42,976          0         0     42,976 Van Kampen Advantage Municipal Income Trust II          492           0         0      492
   80,979          0         0     80,979 Van Kampen Trust for Investment Grade                 1,088           0         0    1,088
                                                                                             ---------------------------------------
                                                                                               15,950           0         0   15,950


                                          SHORT-TERM INVESTMENTS
                                          Wells Fargo National Tax-Free
6,223,900          0         0  6,223,900 Money Market Fund                                     6,224           0         0    6,224
                                          SEI Tax-Exempt Trust Institutional
        0        372         0        372 Tax-Free Portfolio                                        0         372         0      372
                                                                                             ---------------------------------------
                                                                                                6,224         372         0    6,596



                                          TOTAL INVESTMENTS, AT MARKET VALUE                 $331,748     $68,036   $30,413 $430,197
                                                                                             =======================================

                                          TOTAL INVESTMENTS, AT COST                         $329,732     $71,818   $31,370 $432,920
                                                                                             =======================================

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2000 (Unaudited)
($000's)

                                                    Wells Fargo     Achievement Intermediate    Pro Forma       WF Income Fund
                                                    Income Fund         Term Bond Fund         Adjustments    Pro Forma Combined
                                                   -------------   -------------------------  ------------    ------------------
ASSETS
Investments:
      In securities, at market value (see cost
      below)                                          $ 389,347        $  153,788                                $  543,135
      Collateral for securities loaned                  177,507                 -                                   177,507
Receivables:
      Interest                                            6,712             2,466                                     9,178
      Fund shares sold                                    1,693                 -                                     1,693
Prepaid expenses and other assets                            15                77                                        92
Total Assets                                            575,274           156,331                                   731,605
LIABILITIES
Payables:
      Securities loaned                                 177,507                 -                                   177,507
      Investment securities purchased                         -                 -                                         -
      Distributions to shareholders                       1,884               795                                     2,679
      Fund shares redeemed                                  233                 -                                       233
      Due to distributor                                     40                 -                                        40
      Due to advisor and affiliates                         222                 -                                       222
      Other                                                 164               240                                       404
Total Liabilities                                       180,050             1,035                                   181,085
TOTAL NET ASSETS                                      $ 395,224        $  155,296                                $  550,520

Net assets consist of:
      Paid-in capital                                 $ 448,471        $  165,851                                $  614,322
      Undistributed net investment income (loss)              -                 -                                         -
      Undistributed net realized gain (loss)
      on investments                                    (31,054)           (3,062)                                  (34,116)
      Net unrealized appreciation (depreciation)
      of investments                                    (22,193)           (7,493)                                  (29,686)
TOTAL NET ASSETS                                      $ 395,224        $  155,296                                $  550,520

COMPUTATION OF NET ASSET VALUE
   AND OFFERING PRICE PER SHARE
Net assets - Class A                                  $  16,895        $    1,164                                $   18,059
Shares outstanding - Class A                              1,908               117                  14   (1)           2,039
Net asset value per share - Class A                       $8.86        $     9.91                                $     8.86
Maximum offering price per share - Class A                $9.28        $    10.27                                $     9.28
Net assets - Class B                                  $   8,611        $        -                                $    8,611
Shares outstanding - Class B                                974                 -                                       974
Net asset value and offering price per
     share - Class B                                  $    8.84                                                  $     8.84
Net assets - Institutional Class                      $ 369,718        $  154,132                                $  523,850
Shares outstanding - Institutional Class                 41,786            15,584               1,836   (1)          59,206
Net asset value and offering price per
     share - Institutional Class                          $8.85        $     9.89                                $     8.85

INVESTMENTS AT COST                                   $ 411,540        $  161,281                                $  572,821
---------------------------------------------------------------------------------------------------------------------------

(1) Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA STATEMENT OF OPERATIONS
For the Year Ended May 31, 2000 (Unaudited)
($000's)

                                                      Wells Fargo  Achievement Intermediate    Pro Forma        WF Income Fund
                                                      Income Fund      Term Bond Fund         Adjustments     Pro Forma Combined
                                                      -----------  ------------------------   -----------     ------------------
INVESTMENT INCOME
  Interest                                            $  29,484          $  10,815                                 $ 40,299
  Securities lending income                                 154                  0                                      154
Total Investment Income                                  29,638             10,815                                   40,453

EXPENSES
  Advisory fees                                           1,982                982              (149)  (1)            2,815
  Administration fees                                       520                327                (3)  (1)              844
  Custody fees                                               71                 17                25   (1)              113
  Shareholder servicing fees                                 37                  0                27   (1)               64
  Portfolio accounting fees                                  85                  9                24   (1)              118
  Transfer agency fees                                      489                 41               159   (1)              689
  Distribution fees                                          64                  3   *            (2)  (1)               65
  Legal and audit fees                                       26                 36               (31)  (1)               31
  Registration fees                                          49                 59               (39)  (1)               69
  Directors' fees                                             5                 14               (14)  (1)                5
  Shareholder reports                                        45                 30               (12)  (1)               63
 Organization Costs                                           -                  7                 0                      7
  Other                                                      35                  -                14   (1)               49
Total Expenses                                            3,408              1,525                (1)                 4,932
Less:
      Waived fees and reimbursed expenses fees             (306)              (294)               20   (1)             (580)
Net expenses                                              3,102              1,231                19                  4,352
NET INVESTMENT INCOME (LOSS)                             26,536              9,584               (19)                36,101

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments       (18,974)            (1,054)                                 (20,028)
  Net change in unrealized appreciation
      or depreciation of investments                     (8,738)            (6,199)                                 (14,937)
Net Gain (Loss) on Investments                          (27,712)            (7,253)                                 (34,965)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                             $ (1,176)         $   2,331               (19)              $  1,136
---------------------------------------------------------------------------------------------------------------------------

* Includes shareholder servicing fees
(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or elimination of duplicative services.


[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of May 31, 2000 (Unaudited) (Note 1)

           Principal ($000's)                                                                          Market Value ($000's)
---------------------------------------                                                       --------------------------------------
                             WF Income                                                                                     WF Income
                Achievement       Fund                                                                        Achievement       Fund
WF Income Intermediate-Term  Pro Forma                                                        WF Income Intermediate-Term  Pro Forma
     Fund         Bond Fund   Combined Security Name                Coupon Rate Maturity Date      Fund         Bond Fund   Combined
                                       ASSET BACKED SECURITIES
$   5,000        $        0  $   5,000 Discover Card Master
                                       Trust I                            6.64       09/16/05  $  5,002                -    $  5,002
      925                 0        925 First USA Consumer Trust
                                       Class A                            6.50       09/15/02       922                -         922
    7,000                 0      7,000 Green Tree Financial
                                       Corporation Series 1997-6 A7       7.14       01/15/29     6,688                -       6,688
      320                 0        320 Sequoia Mortgage Trust
                                       Series 2 Class A1                  6.15       10/25/24       320                -         320
    1,355                 0      1,355 Van Kampen CLO-I                   6.57       10/08/07     1,362                -       1,362
        0             2,000      2,000 Champion Home Equity Loan
                                       Trust, Series 1997-2, Cl A3        6.770    03/25/2015         0            1,957       1,957
        0             2,000      2,000 Olympic Automobile Receivables
                                       Trust, Series 1996-B, Cl A5        6.900    02/15/2004         0            1,996       1,996
        0             2,000      2,000 WFS Financial Owner Trust,
                                       Series 1998-B, Cl A4               6.050    04/20/2003         0            1,968       1,968
                                                                                              --------------------------------------
                                                                                                 14,294            5,921      20,215

                                       COLLATERALIZED MORTGAGE
                                       OBLIGATIONS
      554                 0        554 Saco I Incorporated Series
                                       1997-2                             7.00       08/25/36       548                -         548

        0             1,429      1,429 American Southwest Financial
                                       Securities, Series 1996-FHA1,
                                       Cl A2                              7.000    11/25/2038         0            1,395       1,395
        0             3,000      3,000 Donaldson Lufkin Jenrette
                                       Mortgage Acceptance, Series
                                       1996-CF2, Cl A1B (A)               7.290      07/12/06         0            2,958       2,958
        0             2,000      2,000 Donaldson Lufkin Jenrette
                                       Mortgage Acceptance, Series
                                       1997-CF1, Cl A1B (A)               7.600    04/15/2007         0            1,968       1,968
        0             3,000      3,000 General Motors Acceptance,
                                       Commercial Mortgage Securities,
                                       Series 1999-C1, Cl A2              6.175    05/15/2033         0            2,674       2,674
        0             3,000      3,000 Lehman Brothers Commercial
                                       Conduit Mortgage Trust,
                                       Series 1998-C1, Cl B               6.590    02/18/2030         0            2,736       2,736
                                                                                              --------------------------------------

                                                                                                    548           11,731      12,279

                                       CORPORATE BONDS & NOTES

                                       APPAREL & OTHER FINISHED PRODUCTS
                                       MADE FROM FABRICS & SIMILAR MATERIALS
      541                 0        541 Tommy Hilfiger                     6.50       06/01/03       408                -         408


                                       AUTOMOTIVE DEALERS & GASOLINE
                                       SERVICE STATIONS
      774                 0        774 Pep Boys                           6.71       11/03/04       494                -         494
        0             1,000      1,000 TRW                                6.450    06/15/2001         0              985         985
                                                                                              --------------------------------------
                                                                                                    494              985       1,479

                                       AUTOMOTIVE REPAIR, SERVICES & PARKING
    5,000                 0      5,000 Hertz Corporation                  7.63       08/15/07     4,894                -       4,894


                                       BUILDING PRODUCTS
        0             2,000      2,000 CSR America                        6.875    07/21/2005         0            1,895       1,895

                                       BUSINESS SERVICES
    5,000                 0      5,000 First Data Corporation             6.38       12/15/07     4,631                -       4,631
    5,968                 0      5,968 Oracle Corporation                 6.72       02/15/04     5,759                -       5,759
                                                                                              --------------------------------------
                                                                                                 10,390                -      10,390

                                       CHEMICALS & ALLIED PRODUCTS
    5,000                 0      5,000 E. I. Du Pont de Nemours & Company 6.88       10/15/09     4,737                -       4,737
    1,000                 0      1,000 IMC Global Incorporated            7.63       11/01/05       969                -         969
    6,800                 0      6,800 Merck & Company Incorporated       6.40       03/01/28     5,942                -       5,942
    5,000                 0      5,000 Procter & Gamble Company           6.60       12/15/04     4,844                -       4,844
                                                                                              --------------------------------------
                                                                                                 16,492                -      16,492

                                       COMMUNICATIONS
    3,000                 0      3,000 AT&T Capital Corporation           6.75       12/01/00     2,992                -       2,992
    4,500                 0      4,500 LCI International Incorporated     7.25       06/15/07     4,196                -       4,196
    2,000                 0      2,000 Qwest Communications International
                                       Incorporated                       7.50       11/01/08     1,883                -       1,883
        0             1,000      1,000 Qwest Communications International
                                       Incorporated                       5.63       11/15/08         -              840         840
    5,000                 0      5,000 WorldCom Incorporated              8.00       05/15/06     5,000                -       5,000
                                                                                              --------------------------------------
                                                                                                 14,071              840      14,911

                                       DEPOSITORY INSTITUTIONS
    3,500                 0      3,500 Bank United Corporation            8.00       03/15/09     3,041                -       3,041
    4,500                 0      4,500 BankBoston Corporation             6.88       07/15/03     4,365                -       4,365
    3,000                 0      3,000 Bankers Trust New York Company     7.38       05/01/08     2,835                -       2,835
      194                 0        194 Golden State Holdings              7.13       08/01/05       169                -         169
    5,000                 0      5,000 Key Bank NA                        6.50       04/15/08     4,506                -       4,506
      250                 0        250 Midland Bank PLC                   6.95       03/15/11       225                -         225
    5,000                 0      5,000 NationsBank Corporation            7.80       09/15/16     4,756                -       4,756
    2,500                 0      2,500 Society Corporation                8.13       06/15/02     2,513                -       2,513
        0             1,000      1,000 Bank of America                    7.625    04/15/2005         0              983         983
        0             2,000      2,000 Bank of America                    7.125    05/01/2006         0            1,920       1,920
        0             1,000      1,000 Citicorp                           7.125    06/01/2003         0              979         979
        0             1,000      1,000 First Tennessee Bank               5.750    12/01/2008         0              836         836
        0             1,000      1,000 First Union                        7.050    08/01/2005         0              963         963
        0             1,000      1,000 KeyCorp                            7.250    06/01/2005         0              961         961
                                                                                              --------------------------------------
                                                                                                 22,410            6,642      29,052

                                       ELECTRIC, GAS & SANITARY SERVICES
      147                 0        147 Niagara Mohawk Power               7.38       07/01/03       144                -         144
      725                 0        725 Texas Utilities Company            6.20       10/01/02       703                -         703
      774                 0        774 Williams Companies Incorporated    6.13       02/15/02       750                -         750
        0             1,000      1,000 Consolidated Edison                6.375    04/01/2003         0              964         964
        0             1,000      1,000 Consolidated Edison                6.150    07/01/2008         0              884         884
        0             1,000      1,000 Monongahela Power, MTN             7.360    01/15/2010         0              961         961
        0             1,000      1,000 Pacific Gas & Electric, MTN        6.680    03/19/2003         0              965         965
        0             1,000      1,000 Philadelphia Electric              6.625    03/01/2003         0              969         969
        0             1,000      1,000 Public Service Electric & Gas      6.500    05/01/2004         0              956         956
        0             1,000      1,000 Rochester Gas & Electric, MTN      6.375    07/30/2003         0              954         954
        0             1,000      1,000 Scana, MTN                         6.250    07/08/2003         0              953         953
                                                                                              --------------------------------------
                                                                                                  1,597            7,606       9,203

                                       ENERGY
    3,300                 0      3,300 Midamerican Energy Holdings        6.96       09/15/03     3,160                -       3,160


                                       FOOD & KINDRED PRODUCTS
    4,000                 0      4,000 Anheuser Busch Companies           9.00       12/01/09     4,330                -       4,330
    1,500                 0      1,500 Flowers Industries Incorporated    7.15       04/15/28     1,043                -       1,043
      774                 0        774 Whitman Corporation                7.29       09/15/26       760                -         760
        0             1,000      1,000 Diageo PLC                         7.125    09/15/2004         0              973         973
        0             1,000      1,000 Nabisco                            6.700    06/15/2002         0              956         956
        0             1,000      1,000 Sara Lee, MTN                      7.400    03/22/2002         0              996         996
                                                                                              --------------------------------------
                                                                                                  6,133            2,925       9,058

                                       FOREIGN DEPOSITORY INSTITUTIONS
    3,000                 0      3,000 Korea Development Bank             7.13       04/22/04     2,858                -       2,858


                                       GENERAL MERCHANDISE STORES
    5,000                 0      5,000 Saks Incorporated                  7.50       12/01/10     3,869                -       3,869
    5,000                 0      5,000 Target Corporation                 7.50       02/15/05     4,981                -       4,981
        0             1,000      1,000 J.C. Penney, MTN                   7.050    05/23/2005         0              855         855
        0             1,000      1,000 Sears Roebuck Acceptance           6.950    05/15/2002         0              981         981
        0             1,000      1,000 Sears Roebuck Acceptance, MTN      6.580    11/20/2003         0              958         958
        0             2,000      2,000 Target                             7.500    07/15/2006         0            1,943       1,943
        0             1,000      1,000 Wal-Mart Stores                    6.500    06/01/2003         0              980         980
                                                                                              --------------------------------------
                                                                                                  8,850            5,717      14,567

                                       INDUSTRIAL & COMMERCIAL MACHINERY
                                       & COMPUTER EQUIPMENT
    6,861                 0      6,861 Dell Computer Corporation          7.10       04/15/28     5,969                -       5,969
        0             1,000      1,000 Texas Instruments Incorporated     6.88       07/15/00         -            1,000
    4,000                 0      4,000 IBM Corporation                    8.38       11/01/19     4,275                -       4,275
                                                                                              --------------------------------------
                                                                                                 10,244            1,000      10,244

                                       INDUSTRIAL SERVICES
    3,000                 0      3,000 Gruma SA de CV                     7.63       10/15/07     2,520                -       2,520


                                       INSURANCE CARRIERS
    8,000                 0      8,000 AMBAC Incorporated                 9.38       08/01/11     8,620                -       8,620
      968                 0        968 Reliastar Financial Corporation    7.13       03/01/03       945                -         945
      968                 0        968 Terra Nova (U.K.) Holdings         7.20       08/15/07       916                -         916
        0             2,000      2,000 Aetna Services                     6.750    08/15/2001         0            1,973       1,973
                                                                                              --------------------------------------
                                                                                                 10,481            1,973      12,454

                                       MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS
      387                 0        387 Mallinckrodt Incorporated          6.30       03/15/01       380                -         380


                                       NONDEPOSITORY CREDIT INSTITUTIONS
    4,500                 0      4,500 Dresdner Funding Trust I           8.15       06/30/31     3,769                -       3,769
    6,000                 0      6,000 General Electric Capital
                                       Corporation                        8.70       02/15/03     6,173                -       6,173
    5,000                 0      5,000 General Electric Capital
                                       Corporation                        8.63       06/15/08     5,281                -       5,281
        0             1,000      1,000 Chase Manhattan                    8.125    06/15/2002         0            1,008       1,008
        0             1,000      1,000 Chase Manhattan                    6.375    02/15/2008         0              904         904
        0             1,000      1,000 Associates of North America, MTN   6.810    08/03/2001         0              994         994
        0             1,000      1,000 Associates of North America, MTN   7.540    04/14/2004         0              988         988
        0             1,000      1,000 Capital One Bank                   7.080    10/30/2001         0              988         988
        0             1,000      1,000 CitiFinancial                      6.875    05/01/2002         0              986         986
        0             1,000      1,000 Ford Motor Credit                  8.000    06/15/2002         0            1,006       1,006
        0             1,000      1,000 Ford Motor Credit                  7.750    03/15/2005         0              988         988
        0             1,000      1,000 General Motors Acceptance, MTN     7.250    05/15/2003         0              988         988
        0             1,000      1,000 Household Finance                  7.650    05/15/2007         0              963         963
        0             1,000      1,000 J.P. Morgan                        7.250    01/15/2002         0              993         993
        0             1,000      1,000 Lehman Brothers Holdings           6.125    07/15/2003         0              938         938
                                                                                              --------------------------------------
                                                                                                 15,223           11,744      26,967

                                       PETROLEUM PRODUCTS & SERVICES
        0             1,000      1,000 Kerr-McGee                         6.625    10/15/2007         0              903         903

                                       PRIMARY METAL INDUSTRIES
      194                 0        194 CSC Holdings Incorporated          7.25       07/15/08       174                -         174
    4,000                 0      4,000 CSC Holdings Incorporated          7.63       07/15/18     3,370                -       3,370
                                                                                              --------------------------------------
                                                                                                  3,544                -       3,544

                                       RAILROADS
        0             1,000      1,000 CSX Transportation                 7.540    03/15/2003         0              989         989

                                       REAL ESTATE
    4,500                 0      4,500 Rouse Company                      8.50       01/15/03     4,506                -       4,506


                                       RENTAL EQUIPMENT
        0             2,000      2,000 Hertz                              7.000     07/01/2004        0            1,933       1,933
        0             1,040      1,040 Ryder System, MTN                  7.340     11/01/2000        0            1,035       1,035
                                                                                              --------------------------------------
                                                                                                      0            2,968       2,968

                                       SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
    1,161                 0      1,161 Charles Schwab Corporation         6.88        09/02/03    1,130                -       1,130
    5,000                 0      5,000 Goldman Sachs Group Incorporated   7.50        01/28/05    4,894                -       4,894
    5,000                 0      5,000 Lehman Brothers Holdings
                                       Incorporated                       8.50        08/01/15    4,894                -       4,894
                                                                                              --------------------------------------
                                                                                                 10,918                -      10,918

                                       TECHNOLOGY
    1,819                 0      1,819 Massachusetts Institute of
                                       Technology                         7.25        11/02/96    1,673                -       1,673


                                       TELEPHONES & TELECOMMUNICATIONS                                                 -
        0             1,000      1,000 AT&T                               6.750     04/01/2004        0              968         968
        0             1,000      1,000 GTE California                     5.500     01/15/2009        0              844         844
        0             1,000      1,000 SBC Communications                 7.000     07/15/2004        0              975         975
        0             1,000      1,000 SBC Communications Capital         5.750     09/01/2004        0              925         925
        0             1,000      1,000 Telstra Ltd.                       6.500     07/31/2003        0              969         969
                                                                                              --------------------------------------
                                                                                                      0            4,681       4,681

                                       TRANSPORTATION BY AIR
    5,000                 0      5,000 Delta Airlines Incorporated        8.30        12/15/29    4,225                -       4,225
      736                 0        736 Federal Express Series 97-B        7.52        01/15/18      704                -         704
    1,200                 0      1,200 Southwest Airlines Company         7.88        09/01/07    1,195                -       1,195
                                                                                              --------------------------------------
                                                                                                  6,124                -       6,124

                                       TRANSPORTATION EQUIPMENT
   10,000                 0     10,000 DaimlerChrysler                    7.40        01/20/05    9,825                -       9,825
    2,000                 0      2,000 Federal-Mogul Corporation          7.75        07/01/06    1,440                -       1,440
                                                                                              --------------------------------------
                                                                                                 11,265                -      11,265

                                       UTILITY-ELECTRIC
      387                 0        387 Calenergy Company Incorporated     7.23        09/15/05      365                -         365


                                       WATER TRANSPORTATION
    1,161                 0      1,161 Royal Caribbean Cruises            7.13        09/18/02    1,112                -       1,112


                                       WHOLESALE TRADE - NONDURABLE GOODS
    4,500                 0      4,500 Staples Incorporated               7.13        08/15/07    4,151                -       4,151


                                       TOTAL CORPORATE BONDS & NOTES                            174,263           50,868     225,131


                                       YANKEE BONDS                                                                    -
        0             1,000      1,000 Dow Capital                        7.125     01/15/2003        0              981         981
        0             2,000      2,000 Walt Disney                        6.750     03/30/2006        0            1,930       1,930
        0               500        500 Worldcom                           6.125     08/15/2001        0              493         493
                                                                                              --------------------------------------
                                                                                                      0            3,404       3,404

                                       MUNICIPAL BONDS
      774                 0        774 Hudson County NJ Import Authority
                                       Facilities Leasing RV FSA insured  7.40        12/01/25      719                -         719
      778                 0        778 Western Minnesota Power Agency RV
                                       Series A AMBAC Insured             6.33        01/01/02      766                -         766
                                                                                              --------------------------------------
                                                                                                  1,485                -       1,485

                                       U.S. GOVERNMENT AGENCY SECURITIES

                                       FEDERAL FARM CREDIT BANK
        0             2,000      2,000 Federal Farm Credit Bank, MTN      7.310     11/05/2007        0            1,975       1,975


                                       FEDERAL HOME LOAN BANK
        0             1,000      1,000 Federal Home Loan Bank             7.190       04/27/01        0            1,001       1,001
        0             1,000      1,000 Federal Home Loan Bank             7.280     07/25/2001        0            1,001       1,001
        0             1,000      1,000 Federal Home Loan Bank             7.390     08/22/2001        0            1,002       1,002
        0             1,000      1,000 Federal Home Loan Bank             5.600     10/28/2003        0              945         945
        0             1,000      1,000 Federal Home Loan Bank             7.380     08/05/2004        0              999         999
        0             1,000      1,000 Federal Home Loan Bank             6.250     08/13/2004        0              959         959
        0             1,000      1,000 Federal Home Loan Bank             6.375     08/15/2006        0              946         946
        0             3,035      3,035 Federal Home Loan Bank             6.185     05/06/2008        0            2,793       2,793
        0             2,000      2,000 Federal Home Loan Bank             5.450     01/12/2009        0            1,738       1,738
        0             3,000      3,000 Federal Home Loan Bank             7.375     02/12/2010        0            2,975       2,975
                                                                                              --------------------------------------
                                                                                                      0           14,359      14,359

                                       FEDERAL HOME LOAN MORTGAGE
                                       CORPORATION
    4,957                 0      4,957 FHLMC # C00920                     7.00        02/01/30    4,710                -       4,710
      968                 0        968 FHLMC Series T-20 Class A6         7.49        09/25/29      942                -         942
        0             2,000      2,000 FHLMC                              5.750     07/15/2003        0            1,909       1,909
        0             1,000      1,000 FHLMC                              6.795     12/01/2003        0              981         981
        0             1,000      1,000 FHLMC                              5.900     02/14/2006        0              930         930
        0             2,000      2,000 FHLMC                              6.450     04/29/2009        0            1,827       1,827
        0             2,000      2,000 FHLMC                              7.020     06/23/2009        0            1,890       1,890
        0             2,500      2,500 FHLMC                              7.625     09/09/2009        0            2,415       2,415
                                                                                              --------------------------------------
                                                                                                  5,652            9,952      15,604

                                       FEDERAL NATIONAL MORTGAGE
                                       ASSOCIATION
    4,500                 0      4,500 FNMA                               7.13        02/15/05    4,451                -       4,451
    4,740                 0      4,740 FNMA                               6.25        05/15/29    4,118                -       4,118
    4,856                 0      4,856 FNMA                               7.50        09/01/29    4,714                -       4,714
    3,000                 0      3,000 FNMA                               7.13        01/15/30    2,915                -       2,915
    6,593                 0      6,593 FNMA #253008                       8.00        11/01/29    6,537                -       6,537
        1                 0          1 FNMA #303414                       6.50        07/01/02        1                -           1
      665                 0        665 FNMA #408118                       6.50        01/01/28      615                -         615
      861                 0        861 FNMA #415414                       6.50        02/01/28      797                -         797
    4,594                 0      4,594 FNMA #492910+                      7.50        01/01/29    4,461                -       4,461
    4,840                 0      4,840 FNMA #520842                       8.00        11/01/29    4,799                -       4,799
        0             1,000      1,000 FNMA                               5.750     04/15/2003        0              958         958
        0             2,000      2,000 FNMA                               4.750     11/14/2003        0            1,841       1,841
        0             1,000      1,000 FNMA                               6.375     06/15/2009        0              925         925
        0             1,000      1,000 FNMA, MTN                          6.760     07/16/2007        0              947         947
        0               979        979 FNMA                               6.440     05/01/2008        0              925         925
                                                                                              --------------------------------------
                                                                                                 33,408            5,596      39,004

                                       GOVERNMENT NATIONAL MORTGAGE
                                       ASSOCIATION
    4,971                 0      4,971 GNMA                               7.50        01/15/29    4,881                -       4,881
    4,895                 0      4,895 GNMA # 2824                        7.00        10/20/29    4,677                -       4,677
    1,154                 0      1,154 GNMA #473918                       7.00        04/15/28    1,107                -       1,107
    4,573                 0      4,573 GNMA # 491192                      7.00        02/15/29    4,388                -       4,388
    3,361                 0      3,361 GNMA #780626                       7.00        08/15/27    3,228                -       3,228
                                                                                              --------------------------------------
                                                                                                 18,281                -      18,281

                                       TOTAL U.S. GOVERNMENT AGENCY
                                       SECURITIES                                                57,341           31,882      89,223


                                       U.S. TREASURY SECURITIES

                                       U.S. TREASURY BONDS
    6,500                 0      6,500 U.S. Treasury Bonds                10.75       05/15/03    7,183                -      7,183
    4,000                 0      4,000 U.S. Treasury Bonds                11.88       11/15/03    4,623                -      4,623
   13,500                 0     13,500 U.S. Treasury Bonds                10.75       08/15/05   15,885                -     15,885
    5,000                 0      5,000 U.S. Treasury Bonds                6.50        02/15/10    5,072                -      5,072
    7,000                 0      7,000 U.S. Treasury Bonds                11.25       02/15/15   10,121                -     10,121
    1,000                 0      1,000 U.S. Treasury Bonds                10.63       08/15/15    1,397                -      1,397
   14,500                 0     14,500 U.S. Treasury Bonds                8.88        08/15/17   18,129                -     18,129
    9,000                 0      9,000 U.S. Treasury Bonds                8.13        08/15/19   10,662                -     10,662
    5,000                 0      5,000 U.S. Treasury Bonds                7.88        02/15/21    5,836                -      5,836
    6,500                 0      6,500 U.S. Treasury Bonds                8.13        08/15/21    7,786                -      7,786
   10,000                 0     10,000 U.S. Treasury Bonds                7.50        11/15/24   11,411                -     11,411
    2,000                 0      2,000 U.S. Treasury Bonds                7.63        02/15/25    2,314                -      2,314
    2,000                 0      2,000 U.S. Treasury Bonds                6.13        08/15/29    1,992                -      1,992
        0             2,000      2,000 U.S. Treasury Bonds                7.125     02/15/2023        0            2,177      2,177
        0             2,000      2,000 U.S. Treasury Bonds                6.250     08/15/2023        0            1,974      1,974
                                                                                              --------------------------------------
                                                                                                102,411            4,151     106,562

                                       U.S. TREASURY NOTES
    2,000                 0      2,000 U.S. Treasury Notes                6.38        03/31/01    1,994                -       1,994
    2,000             1,000      3,000 U.S. Treasury Notes                7.88        08/15/01    2,025            1,012       3,037
   17,500                 0     17,500 U.S. Treasury Notes                7.50        05/15/02   17,731                -      17,731
   11,000                 0     11,000 U.S. Treasury Notes                9.88        11/15/15   14,617                -      14,617
        0             3,500      3,500 U.S. Treasury Notes                6.375     09/30/2001        0            3,481       3,481
        0             1,000      1,000 U.S. Treasury Notes                7.500     11/15/2001        0            1,010       1,010
        0             6,000      6,000 U.S. Treasury Notes                6.125     12/31/2001        0            5,941       5,941
        0             2,000      2,000 U.S. Treasury Notes                6.500     03/31/2002        0            1,990       1,990
        0             4,000      4,000 U.S. Treasury Notes                6.250     08/31/2002        0            3,959       3,959
        0             1,000      1,000 U.S. Treasury Notes                6.250     02/15/2003        0              988         988
        0             3,000      3,000 U.S. Treasury Notes                5.500     05/31/2003        0            2,904       2,904
        0             2,000      2,000 U.S. Treasury Notes                5.375     06/30/2003        0            1,929       1,929
        0             1,000      1,000 U.S. Treasury Notes                5.750     08/15/2003        0              973         973
        0             3,000      3,000 U.S. Treasury Notes                5.875     02/15/2004        0            2,924       2,924
        0             1,000      1,000 U.S. Treasury Notes                7.500     02/15/2005        0            1,034       1,034
        0             2,000      2,000 U.S. Treasury Notes                6.500     08/15/2005        0            1,990       1,990
        0             1,000      1,000 U.S. Treasury Notes                5.875     11/15/2005        0              967         967
        0             1,000      1,000 U.S. Treasury Notes                6.875     05/15/2006        0            1,014       1,014
        0             2,000      2,000 U.S. Treasury Notes                7.000     07/15/2006        0            2,040       2,040
        0             5,000      5,000 U.S. Treasury Notes                6.500     10/15/2006        0            4,978       4,978
        0             3,000      3,000 U.S. Treasury Notes                6.250     02/15/2007        0            2,956       2,956
        0             3,000      3,000 U.S. Treasury Notes                6.125     08/15/2007        0            2,932       2,932
                                                                                              --------------------------------------
                                                                                                 36,367           45,022      81,389

                                       TOTAL U.S. TREASURY SECURITIES                           138,778           49,173     187,951

                     Shares
---------------------------------------
                                       SHORT-TERM INSTRUMENTS
2,638,229                 0  2,638,229 Wells Fargo Cash Investment
                                       Fund                                                       2,638                -       2,638
        0           809,119    809,119 SEI Daily Income Trust Prime
                                       Obligations Fund                                               -              453         453
        0         1,910,929    356,322 SEI Daily Income Trust Money
                                       Market Portfolio                                               0              356         356
                                                                                              --------------------------------------
                                                                                                  2,638              809       3,447
                                       TOTAL INVESTMENTS, AT MARKET VALUE                      $389,347          153,788    $543,135
                                                                                              ======================================

(1) It is not expected that any of the securities will have to be sold as a result of the merger.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - STABLE INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2000 (Unaudited)
($000's)

                                                                                                                 WF Stable
                                                                                                                Income Fund
                                                           Wells Fargo Stable  Achievement Short   Pro Forma     Pro Forma
                                                               Income Fund      Term Bond Fund    Adjustments     Combined
                                                           ------------------  -----------------  -----------   -----------
ASSETS
Investments:
    In securities, at market value (see cost below)           $202,795 (1)         $28,592                        $231,387
    Cash                                                             0                                                   -
Receivables:
    Interest                                                         0                 470                             470
    Fund shares sold                                                96                                                  96
Organization expenses, net of amortization                           0                                                   0
Prepaid expenses and other assets                                    0                  50                              50
Total Assets                                                   202,891              29,112                         232,003
LIABILITIES
Payables:
    Investment securities purchased                                  0                                                   -
    Distributions to shareholders                                    0                 136                             136
    Fund shares redeemed                                            80                                                  80
    Due to distributor                                              18                                                  18
    Due to advisor and affiliates                                    4                                                   4
    Other                                                           70                  82                             152
Total Liabilities                                                  172                 218                             390
TOTAL NET ASSETS                                              $202,719             $28,894                        $231,613

Net assets consist of:
    Paid-in capital                                           $212,405             $31,988                        $244,393
    Undistributed net investment income (loss)                     236                                                 236
    Undistributed net realized gain (loss)
      on investments                                            (7,627)             (2,493)                        (10,120)
    Net unrealized appreciation (depreciation)
      of investments                                            (2,295)               (601)                         (2,896)
TOTAL NET ASSETS                                              $202,719             $28,894                        $231,613

COMPUTATION OF NET ASSET VALUE
 AND OFFERING PRICE PER SHARE
Net assets - Class A                                          $  8,912             $   174                        $  9,086
Shares outstanding - Class A                                       878                  18             (1)  (2)        895
Net asset value per share - Class A                           $  10.15             $  9.77                        $  10.15
Maximum offering price per share - Class A                    $  10.30             $  9.92                        $  10.30
Net assets - Class B                                          $  2,449                                            $  2,449
Shares outstanding - Class B                                       241                                                 241
Net asset value and offering price per
   share - Class B                                            $  10.14                                            $  10.14
Net assets - Institutional Class                              $191,358             $28,720                        $220,078
Shares outstanding - Institutional Class                        18,850               2,937           (108)  (2)     21,679
Net asset value and offering price per
   share - Institutional Class                                $  10.15             $  9.78                        $  10.15

INVESTMENTS AT COST                                           $205,090             $29,193                        $234,283
----------------------------------------------------------------------------------------------------------------------------------

(1) The Stable Income Fund invest all of its investable assets in an affiliated Core Portfolio. The Core Portfolio directly acquires portfolio securities and the Stable Income Fund acquires an indirect interest in those securities.
(2) Share adjustments based on surviving Fund NAV.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See page B-20]

WELLS FARGO FUNDS - STABLE INCOME FUND
PRO FORMA STATEMENT OF ASSETS AND LIABILITIES
As of May 31, 2000 (Unaudited)
($000's)

                                                                                                                        WF Stable
                                                                                                                      Income Fund
                                                              Wells Fargo Stable   Achievement Short    Pro Forma       Pro Forma
                                                                 Income Fund        Term Bond Fund    Adjustments       Combined
                                                              -----------------   -----------------   -----------     -----------
INVESTMENT INCOME
  Interest                                                        $ 12,265              $ 2,017                         $ 14,282
  Securities lending income                                             16                    0                               16
  Net expenses allocated from Core Portfolios                         (941)                   0             (152) (1)     (1,093)
Total Investment Income                                             11,340                2,017                           13,205

EXPENSES
  Advisory fees                                                          0                  195             (195) (1)          0
  Administration fees                                                  217                   65               69  (1)        351
  Custody fees                                                           0                    7               (7) (1)          0
  Shareholder servicing fees                                            16                    0               14  (1)         30
  Portfolio accounting fees                                             50                    2               16  (1)         68
  Organization fees                                                                           8                                8
  Transfer agency fees                                                 244                   41               (2) (1)        283
  Distribution fees                                                     19                    1   *           (1) (1)         19
  Legal and audit fees                                                  10                    7               (5) (1)         12
  Registration fees                                                     27                   18              (14) (1)         31
  Directors' fees                                                        4                    4               (4) (1)          4
  Shareholder reports                                                   15                    6               (4) (1)         17
  Other                                                                 19                    -                3  (1)         22
Total Expenses                                                         621                  354             (130)            845
Less:
      Waived fees and reimbursed expenses fees                        (218)                (109)             (48) (1)       (375)
Net expenses                                                           403                  245             (178)            470
NET INVESTMENT INCOME (LOSS)                                        10,937                1,772               26          12,735

REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS
  Net realized gain (loss) on sale of investments                     (701)                (125)                            (826)
  Net change in unrealized appreciation
      or depreciation of investments                                (1,632)                (403)                          (2,035)
Net Gain (Loss) on Investments                                      (2,333)                (528)                          (2,861)
NET INCREASE(DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                        $  8,604              $ 1,244               26        $  9,874
---------------------------------------------------------------------------------------------------------------------------------

*   Includes shareholder servicing fees
(1) To adjust expenses to reflect the Combined Fund's estimated fees and expenses, based on contractual rates or eliminating of duplicative services.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

WELLS FARGO FUNDS - STABLE INCOME FUND
PRO FORMA PORTFOLIO OF INVESTMENTS
As of May 31, 2000 (Unaudited) (Note 1)

        Principal ($000's)                                                                             Market Value ($000's)
------------------------------------                                                           ------------------------------------
                           WF Stable                                                                                      WF Stable
WF Stable   Achievement  Income Fund                                                           WF Stable   Achievement  Income Fund
   Income    Short-Term    Pro Forma                                      Coupon    Maturity      Income    Short-Term    Pro Forma
     Fund     Bond Fund     Combined   Security Description                Rate       Date          Fund     Bond Fund     Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                       ASSET BACKED SECURITIES
    2,917             0        2,917   Aesop Funding
                                       II LLC Series 1997-1 A1             6.22     10/20/01    $  2,914      $    0          2,914
      212             0          212   AFC Home
                                       Equity Loan Trust Series
                                       1995-2 A1                           6.75     07/25/26         211            0           211
    2,975             0        2,975   Capital Auto
                                       Receivables Asset
                                       Trust Series 1999-2 A4              6.30     05/15/04       2,930            0         2,930
    5,000             0        5,000   Chase Credit Card
                                       Master Trust Series
                                       1998-6 A                            6.78     09/15/04       5,016            0         5,016
    5,000             0        5,000   Chevy Chase Master
                                       Credit Card Trust
                                       Series 1998 Class A                 6.92     10/16/06       5,021            0         5,021
    2,500             0        2,500   Discover Master Card
                                       Trust I Series 1997-4               6.59     04/16/03       2,500            0         2,500
    1,256             0        1,256   EQCC Home Equity Loan
                                       Trust Series 1995-3A4               7.10     02/15/12       1,248            0         1,248
    3,637             0        3,637   EQCC Home Equity Loan
                                       Trust Series 1998-4 A1F             6.57     01/15/29       3,666            0         3,666
      204             0          204   First Merchants Grantor
                                       Trust Series 1996-2 A               6.85     11/15/01         204            0           204
    5,000             0        5,000   First USA Credit Card
                                       Master Trust Series
                                       1995-5 A                            6.73     04/15/03       5,001            0         5,001
    5,000             0        5,000   First USA Credit Card
                                       Master Trust Series
                                       1999-1 B                            7.01     10/19/06       4,984            0         4,984
    4,100             0        4,100   Fleet Credit Card Master
                                       Trust Series 1996-C Class A         6.27     11/15/03       4,100            0         4,100
    3,505             0        3,505   Household Consumer Loan Trust
                                       Series 1997-1 Class A3              6.87     03/15/07       3,504            0         3,504
    4,691             0        4,691   Household Consumer Loan Trust
                                       Series 1997-2 Class A3              6.53     11/15/07       4,661            0         4,661
       18             0           18   Keystone Home Improvement
                                       Loan Trust Series 1997-P2
                                       Class IA3                           6.99     04/25/14          18            0            18
      750             0          750   Loop Funding Master Trust
                                       I Series 1997-AER Class B1          7.19     12/26/07         746            0           746
    4,500             0        4,500   Loop Funding Master Trust
                                       Series 1997-A144 Class B1           7.19     12/26/07       4,478            0         4,478
    5,500             0        5,500   MBNA Master Credit Card Trust
                                       Series 1998-I Class A               6.81     10/15/03       5,513            0         5,513
    4,000             0        4,000   Premier Auto Trust Series
                                       1997-1 Class B                      6.55     09/06/03       3,976            0         3,976
    3,800             0        3,800   Rental Car Finance                  6.45     08/25/05       3,677            0         3,677
    1,926             0        1,926   Corporation Series 1997-1 A2
                                       Sequoia Mortgage Trust Series
                                       2 Class A1                          6.15     10/25/24       1,927            0         1,927
                                                                                                -----------------------------------
                                                                                                  66,297            0        66,297

                                       COLLATERALIZED MORTGAGE OBLIGATIONS
      726             0          726   Commercial Loan Funding Trust
                                       Series I Class A                    6.92     08/15/05         723            0           723
       21             0           21   DLJ Mortgage Acceptance
                                       Corporation Series 1998-STF1
                                       Class A1                            6.41     02/08/00          21            0            21
    2,827             0        2,827   GMAC #1996 C1 A1                    6.91     02/15/06       2,819            0         2,819
      362             0          362   Independent National Mortgage
                                       Corporation Series 1994 V
                                       Class M                             8.84     12/25/24         374            0           374
    1,039             0        1,039   Independent National Mortgage
                                       Corporation Series 1994 X
                                       Class A2                            8.72     01/25/25       1,077            0         1,077
    2,854             0        2,854   Independent National Mortgage
                                       Corporation Series 1995 E
                                       Class A1                            7.34     04/25/25       2,864            0         2,864
    3,500             0        3,500   Mall of America Capital
                                       Company LLC Series 200-1 A          6.30     03/12/05       3,500            0         3,500
    1,721             0        1,721   Merrill Lynch Mortgage
                                       Investors Incorporated              6.83     06/15/18       1,719            0         1,719
    2,943             0        2,943   Merrill Lynch Mortgage
                                       Investors Incorporated
                                       Series 1993-F A3                    6.75     09/15/23       2,941            0         2,941
      184             0          184   Merrill Lynch Mortgage
                                       Investors Incorporated
                                       Series 1994-I                       8.20     01/25/05         183            0           183
    2,086             0        2,086   MLCC Mortgage Investors
                                       Incorporated Series  1994 A
                                       Class A3                            6.93    07/15/19         2,087           0         2,087
    3,910             0        3,910   Nationslink Funding                 6.48    09/10/07         3,909           0         3,909
      109             0          109   Residential Funding Mortgage
                                       Security Series 1991 21 BA          6.94    08/25/21           109           0           109
       16             0           16   RTC Series 1991 M6 A3               8.56    06/25/21            16           0            16
      190             0          190   RTC Series 1991-6 E                11.61    05/25/24           189           0           189
    1,040             0        1,040   RTC Series 1992-18P A4              7.58    04/25/28         1,040           0         1,040
    4,278             0        4,278   RTC Series 1994-1 Class A5          7.28    09/25/29         4,284           0         4,284
      782             0          782   RTC Series 1995-1 A3                7.06    10/25/28           783           0           783
    2,479             0        2,479   SASCO 99-C3 A                       7.01    10/21/13         2,483           0         2,483
    3,927             0        3,927   Vendee Mortgage Trust Series
                                       1993-1 Class E                      7.00    01/15/16         3,917           0         3,917
                                                                                                -----------------------------------
                                                                                                   35,038           0        35,038

                                       CORPORATE BONDS & NOTES

                                       Apparel & Other Finished
                                       Products Made From Fabrics &
                                       Similar
    3,400             0        3,400   V.F. Corporation Materials          9.50    05/01/01         3,464           0         3,464

                                       Business Services
    3,250             0        3,250   First Data Corporation              6.82    09/18/01         3,222           0         3,222
    1,825             0        1,825   Sun Microsystems Incorporated       7.00    08/15/02         1,798           0         1,798
                                                                                                -----------------------------------
                                                                                                    5,020           0         5,020

                                       Chemicals & Allied Products
    3,100             0        3,100   Monsanto Company                    5.38    12/01/01         3,017           0         3,017

                                       Communications
    2,500             0        2,500   Bell Atlantic Financial             6.30    03/21/02         2,498           0         2,498
    2,000             0        2,000   Cox Communications
                                       Incorporated                        7.00    08/15/01         1,978           0         1,978
    1,000             0        1,000   Sprint Corporation                  8.13    07/15/02         1,009           0         1,009
    2,000             0        2,000   Viacom Incorporated                 6.75    01/15/03         1,945           0         1,945
    2,000             0        2,000   WorldCom Incorporated               7.05    11/26/01         1,998           0         1,998
                                                                                                -----------------------------------
                                                                                                    9,428           0         9,428

                                       Domestic Depository Institutions
    4,000             0        4,000   BankAmerica Corporation             8.13    02/01/02         4,025           0         4,025
    4,037             0        4,037   Chase Manhattan Corporation        10.13    11/01/00         4,087           0         4,087
    2,490             0        2,490   Citicorp                            9.50    02/01/02         2,571           0         2,571
    2,500             0        2,500   Corestates Capital
                                       Corporation                         9.63    02/15/01         2,541           0         2,541
    2,735             0        2,735   Firstar Bank Milwaukee              6.25    12/01/02         2,639           0         2,639
    2,000             0        2,000   FleetBoston Financial Group         6.46    03/27/03         1,995           0         1,995
    4,000             0        4,000   Mellon Financial Company            9.75    06/15/01         4,080           0         4,080
    2,650             0        2,650   US Bank NA North Dakota             6.58    06/20/01         2,645           0         2,645
        0         1,000        1,000   First Chicago MTN                   6.70    03/15/02             0         984           984
        0         1,000        1,000   KeyCorp, MTN                        6.75    05/29/01             0         990           990
                                                                                                -----------------------------------
                                                                                                   24,583       1,974        26,557

                                       Eating & Drinking Places
    4,000             0        4,000   McDonald's Corporation              6.00  06/23/02           3,880           0         3,880

                                       Electric, Gas & Sanitary Services
    2,000             0        2,000   El Paso Natural Gas                 7.75  01/15/02           1,995           0         1,995
        0           375          375   Northern Illinois Gas               6.45  08/01/01               0         371           371
        0         1,000        1,000   Pacificorp MTN                      7.25  09/09/02               0         991           991
                                                                                                -----------------------------------
                                                                                                    1,995       1,362         3,357

                                       Food & Kindred Products
    5,350             0        5,350   Whitman Corporation                 7.50  08/15/01           5,330           0         5,330

                                       Food Stores
    3,350             0        3,350   Kroger Company                      7.13  10/01/00           3,348           0         3,348
        0         1,000        1,000   Albertson's Inc.                    6.38  06/01/00               0       1,000         1,000
                                                                                                -----------------------------------
                                                                                                    3,348       1,000         4,348

                                       Holding & Other Investment
                                       Offices
                                       Main Place Real Estate
    5,000             0        5,000   Investment                          6.94  05/28/02           4,990           0         4,990

                                       Industrial & Commercial
                                       Machinery & Computer
                                       Equipment
    2,400             0        2,400   Tyco International Limited          6.50  11/01/01           2,373           0         2,373

                                       Insurance
        0         1,000        1,000   Aetna Services                      6.75  08/15/01               0         986           986

                                      Measuring, Analyzing, and
                                      Controlling Instruments;
                                      Photographic, Medical & Optical
                                      Goods
    1,600             0        1,600  Bausch & Lomb Incorporated           6.15  08/01/01           1,564           0         1,564

                                      Miscellaneous Retail
    2,900             0        2,900  Rite Aid Corporation                 6.70  12/15/01           2,378           0         2,378
        0         1,000        1,000  J.C. Penny, MTN                      6.35  09/15/00               0         994           994
        0         1,000        1,000  Sears Roebuck Acceptance, MTN        6.40  09/25/00               0         997           997
                                                                                                -----------------------------------
                                                                                                    2,378       1,991         4,369

                                      Nondepository Credit Institutions
    3,850             0        3,850  Caterpillar Financial Services       6.69  08/01/02           3,850           0         3,850
    3,900             0        3,900  Ford Capital BV                      9.38  05/15/01           3,959           0         3,959
    3,200             0        3,200  General Electric Capital
                                      Corporation                          6.29  12/15/01           3,152           0         3,152
    1,000             0        1,000  GMAC                                 5.50  01/14/02               -         968           968
    1,500             0        1,500  Transamerica Financial               6.41  06/20/00           1,500           0         1,500
    1,000             0        1,000  Transamerica Financial               6.36  06/26/00           1,000           0         1,000
    2,700             0        2,700  USAA Capital Corporation             6.90  11/01/02           2,656           0         2,656
        0         1,000        1,000  Bear Stearns Companies
                                      Incorporated                         6.75  05/01/01               0         993           993
        0         1,000        1,000  Beneficial, MTN                      6.33  12/18/00               0         995           995
        0         1,000        1,000  International Lease Finance
                                      Corporation                          5.45  01/04/02               0         966           966
        0         1,000        1,000  John Deere Capital, MTN              6.15  08/01/00               0         998           998
                                                                                                -----------------------------------
                                                                                                   16,117       4,920        21,037

                                      Oil & Gas Extraction
    2,000             0        2,000  Enron Corporation                    9.13  04/01/03           2,050           0         2,050

                                      Paper & Paper Products
        0         1,000        1,000  Mead Corporaton                      6.60  03/01/02               0         986           986

                                      Security & Commodity
                                      Brokers, Dealers, Exchanges
                                      & Service
    2,000             0        2,000  Charles Schwab Corporation           7.36  04/25/02           1,985           0         1,985
    2,750             0        2,750  Merrill Lynch & Company
                                      Incorporated                         6.70  05/30/01           2,750           0         2,750
    2,375             0        2,375  Paine Webber Group Incorporated      6.36  06/26/01           2,364           0         2,364
        0         1,000        1,000  Goldman Sachs Group LP               6.20  12/15/00               0         994           994
        0         1,000        1,000  Merrill Lynch                        6.50  04/01/01               0         993           993
                                                                                                -----------------------------------
                                                                                                    7,099       1,987         9,086

                                      Stone, Clay, Glass & Concrete
                                      Products
    3,475             0        3,475  Newell Company                       6.18  07/11/00           3,475           0         3,475

                                      Telephones & Telecommunications
        0         1,000        1,000  Lucent Technologies                  6.90  07/15/01               0         999           999

                                      Transportation By Air
    4,000             0        4,000  Southwest Airlines Company           9.40  07/01/01           4,080           0         4,080

                                      Transportation Services
    4,000             0        4,000  Daimler Chrysler                     6.67  09/25/01           3,945           0         3,945

                                      Wholesale Trade-Nondurable Goods
    1,750             0        1,750  Safeway Incorporated                 7.00  09/15/02           1,717           0         1,717

                                      TOTAL CORPORATE BONDS & NOTES                               109,853      16,205       126,058

                                      MUNICIPAL BONDS & NOTES
    3,300             0        3,300  Connecticut State GO Bonds
                                      Taxable Series A                     5.70  01/15/01           3,272           0         3,272
    2,215             0        2,215  Cow Creek Bank Umpqua Tribe
                                      of Indians AMBAC Insured             6.20  07/01/03           2,135           0         2,135
                                      Denver CO City and County SD
                                      #1 Educational Facilities RV
                                      Taxable Pension School Facilities
    3,145             0        3,145  Lease AMBAC insured                  6.34  12/15/00           3,132           0         3,132
    2,000             0        2,000  Hudson County NJ GO Bonds FSA
                                      insured                              6.09  09/01/05           1,929           0         1,929
    2,005             0        2,005  Michigan State Taxable-Clean
                                      Initiative GO Bonds Series B         6.75  11/01/02           1,989           0         1,989
    5,000             0        5,000  New York NY GO Bonds                 6.10  08/01/01           4,904           0         4,904
    4,000             0        4,000  New York State GO Bonds Series C     6.13  03/01/02           3,918           0         3,918
    2,200             0        2,200  North Carolina State Taxable-
                                      Public Improvement GO Bonds
                                      Series B                             6.70  03/01/01           2,189           0         2,189
    2,590             0        2,590  Seattle WA GO Bonds Series B         7.10  01/15/04           2,571           0         2,571
    1,870             0        1,870  Washington State GO Bonds State
                                      Housing Trust Fund Series T          6.60  01/01/01           1,864           0         1,864
                                                                                                -----------------------------------
                                                                                                   27,903           0        27,903

                                      U.S. GOVERNMENT AGENCY OBLIGATIONS

                                      Federal Home Loan Bank
        0         1,000        1,000  Federal Home Loan Bank               5.44  01/29/02               0         972           972
        0         1,000        1,000  Federal Home Loan Bank               5.23  11/16/01               0         973           973
        0         2,000        2,000  Federal Home Loan Bank               6.08  07/08/02               0       1,955         1,955
        0         1,000        1,000  Federal Home Loan Bank               7.25  02/28/03               0         993           993
                                                                                                -----------------------------------
                                                                                                        0       4,893         4,893

                                      Federal Home Loan Mortgage
                                      Corporation
    4,000             0        4,000  FHLMC #1192 I                        7.50  01/15/07           3,995           0         3,995
       83             0           83  FHLMC #410220                        7.20  10/01/25              83           0            83
    3,634             0        3,634  FHLMC #786614                        6.08  08/01/25           3,491           0         3,491
    5,011             0        5,011  FHLMC #786702                        5.78  06/01/29           4,904           0         4,904
      486             0          486  FHLMC #845151                        7.03  06/01/22             496           0           496
      156             0          156  FHLMC #846367                        7.52  04/01/29             160           0           160
        0         1,000        1,000  FHLMC                                5.50  01/07/02               -         974           974
    5,000             0        5,000  FHLMC #2091 NA                       5.50  03/15/04           4,937           0         4,937
    5,000             0        5,000  FHLMC #2091 PC                       6.00  06/15/16           4,793           0         4,793
        0         1,000        1,000  FHLMC                                6.25  10/15/02               0         977           977
                                                                                                -----------------------------------
                                                                                                   22,859        1951        24,810

                                      Federal National Mortgage
                                      Association
      153             0          153  FNMA #331866                         7.54  12/01/25             155           0           155
      179             0          179  FNMA #318464                         7.49  04/01/25             182           0           182
      188             0          188  FNMA #46698                          6.89  12/01/15             189           0           189
      202             0          202  FNMA #220706                         6.61  06/01/23             204           0           204
      504             0          504  FNMA #321051                         6.97  08/01/25             513           0           513
    1,024             0        1,024  FNMA #155506                         8.18  04/01/22           1,046           0         1,046
    1,611             0        1,611  FNMA #1994 M2 A                      6.63  02/25/01           1,601           0         1,601
    1,892             0        1,892  FNMA #190815                         6.21  07/01/17           1,840           0         1,840
    2,481             0        2,481  FNMA #519047                         5.93  09/01/29           2,488           0         2,488
   14,502             0       14,502  FNMA #535236                         6.00  09/01/06          13,751           0        13,751
   15,000             0       15,000  FNMA                                 5.38  03/15/02          14,539           0        14,539
    6,229             0        6,229  FNMA 1991 146                                                 6,272           0         6,272

    6,200             0      6,200  FNMA 1999-19                                                    6,094           0         6,094
    7,100             0      7,100  FNMA 1999-19                                                    7,023           0         7,023
        0         1,000      1,000  FNMA, MTN                              5.41  02/04/02               0         972           972
        0         1,000      1,000  FNMA, MTN                              6.50  09/05/02               0         983           983
                                                                                                -----------------------------------
                                                                                                   55,897       1,955        57,852

                                    Government National Mortgage
                                    Association
    4,353             0      4,353  GNMA #780533                           7.00  07/15/08           4,243           0         4,243

                                    Small Business Administration
       30             0         30  SBA #501973                           10.63  12/25/01              31           0            31
       49             0         49  SBA #500276                           10.88  05/25/07              53           0            53
       54             0         54  SBA #500025                            8.88  12/25/10              56           0            56
       55             0         55  SBA #502974                            9.63  01/25/10              58           0            58
       64             0         64  SBA #502083                            8.88  11/25/04              66           0            66
       75             0         75  SBA #502966                           10.23  05/25/15              81           0            81
       78             0         78  SBA #500569                           10.88  06/25/08              84           0            84
       88             0         88  SBA #502241                            8.88  04/25/03              89           0            89
      109             0        109  SBA #500299                           10.88  06/25/07             117           0           117
      163             0        163  SBA #502583                           10.23  09/25/03             168           0           168
      278             0        278  SBA #501224                            7.75  06/25/15             286           0           286
      283             0        283  SBA #500957                            9.25  07/25/14             300           0           300
      316             0        316  SBA #500664                            8.88  03/25/04             324           0           324
      527             0        527  SBA #503405                            9.38  05/25/13             562           0           562
      856             0        856  SBA #503664                            9.47  01/25/13             910           0           910
    1,043             0      1,043  SBA #503658                           10.13  09/25/10           1,120           0         1,120
    1,708             0      1,708  SBA #503611                            8.88  12/25/21           1,807           0         1,807
                                                                                                -----------------------------------
                                                                                                    6,112           0         6,112

                                    Tennessee Valley Authority
   3,020              0      3,020  TVA                                    6.24  07/15/45           2,978           0         2,978


                                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                       92,091       8,799       100,890

                                    U.S. TREASURY OBLIGATIONS
        0         1,000      1,000  U.S. Treasury Notes                    6.13  12/31/01               0         990           990
        0         1,000      1,000  U.S. Treasury Notes                    6.25  01/31/02               0         992           992
                                                                                                        0       1,982         1,982

                                    SHORT-TERM INVESTMENTS
    5,509             0      5,509  Banc of America Securities LLC Pooled                           5,509           0         5,509
        0           833        833  SEI Daily Income Trust Money Market Portfolio                       0         832           832
        0           774        774  SEI Daily Income Trust Prime Obligation Portfolio                   0         774           774
                                                                                                -----------------------------------
                                                                                                    5,509       1,606         7,115

                                    SUB-TOTALS                                                  $ 336,691     $28,592     $ 365,283

                                    PORTION OF CORE PORTFOLIO NOT OWNED BY STABLE INCOME FUND    (133,896)                 (133,896)

                                    TOTAL INVESTMENTS, AT MARKET VALUE                          $ 202,795     $28,592     $ 231,387
                                                                                                ===================================
                                    TOTAL INVESTMENTS, AT COST                                  $ 205,090     $29,193     $ 234,283
                                                                                                ===================================

(1) It is not expected that any of the securities will have to be sold as a result of the merger.

[THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. See Page B-20]

                               Wells Fargo Funds

              Notes to Pro Forma Financial Statements (Unaudited)


1)  Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolio of Investments, Statements of Assets and Liabilities and the Statement of Operations reflect the accounts of The Achievement Funds Trust ("Achievement") and certain funds within the Wells Fargo Funds Trust ("Wells Fargo") as of, and for the periods specified in the statements. These pro forma statements have been derived from the annual and semi-annual reports of Achievement and Wells Fargo.

Wells Fargo Bank, N.A. has agreed to pay all expenses of the reorganization so Achievement or Wells shareholders will not bear these costs.

It is not expected that any of the securities in the Funds will have to be sold as a result of the merger.

The pro forma statements give effect to the proposed transfer of assets and liabilities for the following fund mergers:

Achievement Fund                             Wells Fund
----------------                             ----------

Equity Fund                                  Growth Fund (1)
Balanced Fund                                Asset Allocation Fund (1)
Municipal Bond Fund                          National Tax-Free Fund (1)
Idaho Municipal Bond Fund                    National Tax-Free Fund (1)
Intermediate Term Bond Fund                  Income Fund (1)
Short Term Bond Fund                         Stable Income Fund (1)

   (1) For each merger transaction, the respective Wells Fargo Fund will be the accounting and the legal survivor.


Under generally accepted accounting principles, the historical cost of the investment securities will be carried forward to the surviving entity. The pro forma statements have been prepared utilizing proposed fee data and historical data of the Achievement and Wells Fargo Funds.

The Pro Forma Portfolio of Investments, Statement of Assets and Liabilities and Statement of Operations should be read in conjunction with the historical financial statements of Achievement and Wells Fargo.

Pro forma adjusted annual investment advisory fee rates used were .75% for WF Growth Fund, .80% for WF Asset Allocation Fund, .40% for WF National Tax-Free Fund and .50% for the WF Income and Stable Income Funds.

Pro forma adjusted administration fees were computed based on the annual rate of .15% of average daily net assets of the Funds.

Pro forma adjusted transfer agency fees were calculated on a per shareholder account basis.

Pro forma adjusted custody fees were computed based on an annual rate of .02% of average daily net assets.

Pro forma adjusted shareholder servicing fees were computed based on an annual rate of .25% for Class A and Class B average daily net assets.

Pro forma distribution fees were computed based on an annual rate of .75% of Class B and Class C average daily net assets.

The pro forma adjustments to portfolio accounting and directors' fees reflect contracts of the Funds.

The pro forma adjustments to legal and audit, registration, and shareholder report costs reflect the estimated differences resulting from having a single entity with a greater level of net assets and number of shareholders, savings due to economies of scale and decreases in certain expenses duplicated between the funds.

2) Portfolio Valuation

Investments in securities in the pro forma financial statements are valued in accordance with the descriptions in their respective prospectuses.

3) Investment Objectives and Policies

The pro forma financial statements do not reflect the effects, if any, of the proposed differing investment objectives and policies of certain of the Funds.

                                    PART C

                               OTHER INFORMATION

Item 15.  INDEMNIFICATION.

Incorporated by reference to Item 15 of the Trust's Registration Statement on Form N-14, filed November 3, 2000 (File Nos. 333-49224; 811-09253).

Item 16.  EXHIBITS.

        All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-74295; 811-09253).

Exhibit Number    Description

     (1) Amended and Restated Declaration of Trust dated August 19, 1999, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement, filed on December 17, 1999.

     (2)          Not applicable

     (3)          Not Applicable.

     (4) Form of Agreement and Plan of Reorganization, is incorporated by reference to Exhibit 4 of Item 16 of the Registrant's Registration Statement on Form N-14, filed November 3, 2000 (File nos. 333-49224; 811-09253).

     (5)          Not Applicable.

Exhibit Number    Description

     (6)(a) Investment Advisory Agreement between the Registrant and Wells Fargo Bank, N.A., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(b) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Barclays Global Fund Advisors, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(c) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Dresdner RCM Global Investors LLC, dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(d) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Galliard Capital Management, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(e) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Peregrine Capital Management, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(f) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Schroder Investment Management North America, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(g) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Smith Asset Management Group, L.P., dated November 8, 1999 as amended July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

     (6)(h) Sub-Advisory Agreement between the Registrant, Wells Fargo Bank, N.A. and Wells Capital Management Incorporated, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

Exhibit Number    Description

       (7) Distribution Agreement with Stephens Inc. and form of Selling Agreement, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (8)        Not Applicable.

       (9)(a) Custody Agreement between Registrant and Wells Fargo Bank Minnesota, N.A. dated November 8, 1999, as amended July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (9)(b) Custody Agreement between Registrant and Barclays Global Investors, dated November 8, 1999 as amended July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (10) Distribution Plan adopted under Rule 12b-1 of the 1940 Act, dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       (11) Opinion and Consent of Counsel, is incorporated by reference to Exhibit 11 of Item 16 of the Trust's Registration Statement on Form N-14, filed November 3, 2000 (files Nos. 333-49224; 811-09253).

       (12)       See Item 17(3) of this Part C.

       (13)(a) Fee and Expense Agreement between Registrant and Wells Fargo Bank, N.A. dated July 25, 2000, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       13(b) Administration Agreement between Registrant and Wells Fargo Bank, N.A., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

       13(c) Transfer Agency and Service Agreement between Registrant and Boston Financial Data Services, Inc., dated November 8, 1999, is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement, filed on October 30, 2000.

Exhibit Number    Description

       (14)(a) Consent of Independent Auditors of Wells Fargo Funds Trust - KPMG LLP is incorporated by reference to Exhibit 14(a) of Item 16 of the Registrant's Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14, filed December 6, 2000 (File nos. 333-49224; 811-09253).

       (14)(b)    Consent of Independent Auditors of The Achievement Funds
                  Trust - Deloitte & Touche LLP, is incorporated by reference to
                  Exhibit 14(b) of Item 16 of the Registrant's Registration Statement on Form N-14, filed November 3, 2000 (File nos. 333-49224; 811-09253).

       (15)       Not Applicable.

       (16) Powers of Attorney, are incorporated by reference to Exhibit 16 of Item 16 of the Registrant's Registration Statement on Form N-14, filed November 3, 2000 (File nos. 333-49224; 811-09253).

       (17) Form of Proxy Ballot, is incorporated by reference to Exhibit 17 of Item 16 of the Registrant's Registration Statement on Form N-14, filed November 3, 2000 (File nos. 333-49224; 811-09253).


ITEM 17.    UNDERTAKINGS.

(1) Wells Fargo Funds agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145 (c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of an IRS ruling supporting the tax consequences of the Reorganization within a reasonably prompt time after receipt of such opinion or ruling, but in any event no later than one business day after consummation of the Reorganization.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 26th day of December, 2000.

                                                  WELLS FARGO FUNDS TRUST

                                                  By: /s/ Dorothy A. Peters
                                                      ________________________
                                                      Dorothy A. Peters
                                                      Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the 26th day of December, 2000.


          SIGNATURES                              TITLE

________________________________    President and/or Principal Executive
Michael J. Hogan*                   Officer

________________________________    Treasurer and/or Principal Financial
Karla M. Rabusch*                   Officer


A Majority of the Trustees*

Robert C. Brown                     Trustee
Donald H. Burkhardt                 Trustee
Jack S. Euphrat                     Trustee
Thomas S. Goho                      Trustee
Peter G. Gordon                     Trustee
W. Rodney Hughes                    Trustee
Richard M. Leach                    Trustee
J. Tucker Morse                     Trustee
Timothy J. Penny                    Trustee
Donald C. Willeke                   Trustee


*By: /s/ Dorothy A. Peters
    __________________________
    Dorothy A. Peters
    (Attorney-in-Fact)